UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: September 1, 2011 to November 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

EEB Guggenheim BRIC ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 63.2%
	Basic Materials - 6.7%
117,940	Aluminum Corp. of China Ltd., ADR (China)	$1,443,586
554,842	Cia Siderurgica Nacional SA, ADR (Brazil)	4,605,189
181,380	Fibria Celulose SA, ADR (Brazil)(a)	1,411,136
56,374	Mechel, ADR (Russia)	613,913
21,371	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)(a)	796,283
287,009	Sterlite Industries India Ltd., ADR (India)	2,313,293
873,038	Vale SA, ADR (Brazil)	20,298,133
		31,481,533

	Communications - 18.1%
108,025	Baidu, Inc., ADR (China)(b)	14,150,195
698,198	China Mobile Ltd., ADR (China)	34,679,495
97,574	China Telecom Corp. Ltd., ADR (China)(a)	6,037,879
305,801	China Unicom Hong Kong Ltd., ADR (China)(a)	6,596,128
115,572	Ctrip.com International Ltd., ADR (China)(a) (b)	3,143,558
76,032	Focus Media Holding Ltd., ADR (China)(a) (b)	1,408,113
96,265	Giant Interactive Group, Inc., ADR (China)(a)	378,321
361,047	Mobile Telesystems OJSC, ADR (Russia)	6,238,892
58,609	NetEase.com, Inc., ADR (China)(b)	2,642,680
42,904	Perfect World Co. Ltd., ADR (China)(b)	448,347
10,697	Qihoo 360 Technology Co., ADR (China)(a) (b)	175,645
156,193	Renren, Inc., ADR (China)(a) (b)	577,914
23,227	Shanda Interactive Entertainment Ltd., ADR (China)(a) (b)	930,706
34,608	Tata Communications Ltd., ADR (India)(a)	255,753
121,809	Tim Participacoes SA, ADR (Brazil)(a)	2,900,272
234,584	VimpelCom Ltd., ADR (Russia)(a)	2,796,241
68,680	Youku.Com, Inc., ADR (China)(a) (b)	1,341,320
		84,701,459

	Consumer, Cyclical - 2.1%
17,010	7 Days Group Holdings Ltd., ADR (China)(b)	236,099
46,428	China Eastern Airlines Corp. Ltd., ADR (China)(a) (b)	1,005,630
24,235	China Lodging Group Ltd., ADR (China)(a) (b)	342,441
32,014	China Southern Airlines Co. Ltd., ADR (China)(a) (b)	869,180
20,962	Home Inns & Hotels Management, Inc., ADR (China)(a) (b)	651,080
200,400	Melco Crown Entertainment Ltd., ADR (China)(b)	1,987,968
273,765	Tata Motors Ltd., ADR (India)	4,708,758
		9,801,156

	Consumer, Non-cyclical - 4.4%
17,774	3SBio, Inc., ADR (China)(b)	235,328
9,234	51job, Inc., ADR (China)(a) (b)	419,131
547,483	BRF - Brasil Foods SA, ADR (Brazil)(a)	11,031,782
23,286	China Kanghui Holdings, Inc., ADR (China)(a) (b)	355,112
102,832	Dr Reddy's Laboratories Ltd., ADR (India)	3,089,073
47,224	iSoftStone Holdings Ltd., ADR (China)(a) (b)	418,877
68,922	Mindray Medical International Ltd., ADR (China)(a)	1,859,516
98,709	New Oriental Education & Technology Group, ADR (China)(b)	2,491,415
70,507	WuXi PharmaTech Cayman, Inc., ADR (China)(b)	846,084
		20,746,318

	Energy - 17.7%
115,346	China Petroleum & Chemical Corp., ADR (China)	12,267,047
102,635	CNOOC Ltd., ADR (China)	19,841,398
150,834	JA Solar Holdings Co. Ltd., ADR (China)(a) (b)	276,026
65,665	LDK Solar Co. Ltd., ADR (China)(a) (b)	233,111
119,887	PetroChina Co. Ltd., ADR (China)(a)	15,675,225
1,103,234	Petroleo Brasileiro SA, ADR (Brazil)	29,776,286
81,344	Trina Solar Ltd., ADR (China)(a) (b)	650,752
155,740	Yanzhou Coal Mining Co. Ltd., ADR (China)(a)	3,810,958
		82,530,803

	Financial - 7.3%
454,990	Banco Santander Brasil SA, ADR (Brazil)	3,512,523
230,807	China Life Insurance Co. Ltd., ADR (China)(a)	9,292,290
31,191	CNinsure, Inc., ADR (China)(a) (b)	196,815
59,478	E-House China Holdings Ltd., ADR (China)(a)	360,437
219,229	Gafisa SA, ADR (Brazil)(a)	1,319,758
396,069	HDFC Bank Ltd., ADR (India)	10,955,268
295,361	ICICI Bank Ltd., ADR (India)	8,597,959
		34,235,050

	Industrial - 0.8%
102,146	Embraer SA, ADR (Brazil)	2,606,766
29,077	Guangshen Railway Co. Ltd., ADR (China)(a)	530,946
106,414	Suntech Power Holdings Co. Ltd., ADR (China)(a) (b)	263,906
93,243	Yingli Green Energy Holding Co. Ltd., ADR (China)(a) (b)	402,810
		3,804,428

	Technology - 4.4%
29,791	AutoNavi Holdings Ltd., ADR (China)(b)	323,232
9,061	Changyou.com Ltd., ADR (China)(b)	226,253
28,066	hiSoft Technology International Ltd., ADR (China)(a) (b)	332,021
255,863	Infosys Technologies Ltd., ADR (India)(a)	13,207,648
19,339	Patni Computer Systems Ltd., ADR (India)(b)	341,914
413,080	Semiconductor Manufacturing International Corp., ADR (China)(b)	1,057,485
69,521	Shanda Games Ltd., ADR (China)(b)	312,844
37,472	Spreadtrum Communications, Inc., ADR (China)	927,432
48,296	VanceInfo Technologies, Inc., ADR (China)(a) (b)	534,637
343,315	Wipro Ltd., ADR (India)(a)	3,295,824
		20,559,290

	Utilities - 1.7%
305,555	Centrais Eletricas Brasileiras SA, ADR (Brazil)	2,838,606
43,753	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	2,416,041
49,579	CPFL Energia SA, ADR (Brazil)	1,305,415
57,661	Huaneng Power International, Inc., ADR (China)(a)	1,227,026
		7,787,088

	Total Common Stocks - 63.2%
	(Cost $410,135,973)	295,647,125

	Preferred Stocks - 36.2%
	Basic Materials - 9.1%
86,200	Braskem SA, ADR (Brazil)(a)	1,376,614
635,608	Gerdau SA, ADR (Brazil)	4,881,469
89,998	Mechel, ADR (Russia)(a)	397,791
340,267	Ultrapar Participacoes SA, ADR (Brazil)	6,046,545
1,359,699	Vale SA, ADR (Brazil)	29,736,617
		42,439,036

	Communications - 1.9%
73,797	Brasil Telecom SA, ADR (Brazil)	1,315,062
184,643	Tele Norte Leste, ADR (Brazil)	1,746,723
218,444	Telefonica Brasil SA, ADR (Brazil)	5,891,435
		8,953,220

	Consumer, Cyclical - 0.4%
98,143	GOL Linhas Aereas Inteligentes SA, ADR (Brazil)(a)	743,924
68,776	TAM SA, ADR (Brazil)	1,324,626
		2,068,550

	Consumer, Non-cyclical - 5.9%
96,046	Cia Brasileira de Distribuicao Grupo PAO de Acucar, ADR (Brazil)(a)	3,511,442
700,324	Cia de Bebidas das Americas, ADR (Brazil)	24,077,139
		27,588,581

	Energy - 7.6%
1,424,649	Petroleo Brasileiro SA, ADR (Brazil)	35,715,950

	Financial - 9.4%
1,209,858	Banco Bradesco SA, ADR (Brazil)	19,962,657
1,345,477	Itau Unibanco Holding SA, ADR (Brazil)	23,949,491
		43,912,148

	Utilities - 1.9%
174,091	Centrais Eletricas Brasileiras SA, ADR (Brazil)(a)	2,332,819
278,520	Cia Energetica de Minas Gerais, ADR (Brazil)	4,888,026
84,110	Cia Paranaense de Energia, ADR (Brazil)	1,694,817
		8,915,662

	Total Preferred Stocks - 36.2%
	(Cost $208,914,796)	169,593,147

	Exchange Traded Fund - 0.2%
23,000	Vanguard MSCI Emerging Markets ETF (United States)	938,400
	(Cost $922,201)

	Total Long-Term Investments - 99.6%
	(Cost $619,972,970)	466,178,672

	Investments of Collateral for Securities Loaned - 7.5%
34,811,161	BNY Mellon Securities Lending Overnight Fund, 0.125%(c) (d)	34,811,161
	(Cost $34,811,161)

	Total Investments - 107.1%
	(Cost $654,784,131)	500,989,833
	Liabilities in excess of Other Assets - (7.1%)	(33,123,848)
	Net Assets - 100.0%	$ 467,865,985

ADR - American Depositary Receipt
OJSC - Open Joint Stock Company
SA - Corporation

(a)	Security, or portion thereof, was on loan at November 30, 2011.
(b)	Non-income producing security.
(c)
At November 30, 2011, the total market value of the Fund's securities on loan was $44,710,255 and the total market value of the collateral held by the Fund was $46,083,931, consisting of cash collateral of $34,811,161 and U.S. Government and Agency securities valued at $11,272,770.

(d)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2011.

Country Allocation*
Brazil	54.3%
China	33.3%
India	10.0%
Russia	2.2%
United States	0.2%
* Subject to change daily. Based on long-term investments.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 663,329,279	$ 32,968,429	$ (195,307,875)	$ (162,339,446)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$295,647	$-	$-	$295,647
Preferred Stocks	169,593	-	-	169,593
Exchange Traded Fund	939	-	-	939
Investments of Collateral for Securities Loaned	34,811	-	-	34,811
Total	$500,990	$-	$-	$500,990

There were no transfers between levels.

DEF Guggenheim Defensive Equity ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 75.1%
	Communications - 7.0%
12,729	AT&T, Inc.	$368,886
9,582	BCE, Inc. (Canada)	375,519
65,579	Frontier Communications Corp.	375,112
10,005	Rogers Communications, Inc., Class B (Canada)	370,485
18,447	Shaw Communications, Inc. (Canada)(a)	380,562
9,986	Verizon Communications, Inc.	376,772
31,323	Windstream Corp.	368,358
		2,615,694

	Consumer, Cyclical - 11.2%
5,621	Advance Auto Parts, Inc.	389,086
4,429	Costco Wholesale Corp.	377,794
9,762	CVS Caremark Corp.	379,156
7,797	Darden Restaurants, Inc.	371,995
9,406	Dollar General Corp.(b)	381,601
4,662	Dollar Tree, Inc.(b)	379,906
3,957	McDonald's Corp.	377,973
4,827	O'Reilly Automotive, Inc.(b)	372,837
7,770	PetSmart, Inc.	374,903
4,151	Ross Stores, Inc.	369,813
6,455	Wal-Mart Stores, Inc.	380,199
		4,155,263

	Consumer, Non-cyclical - 21.0%
6,960	Abbott Laboratories	379,668
13,562	Altria Group, Inc.	389,094
11,843	Bristol-Myers Squibb Co.	387,503
11,198	Campbell Soup Co.	365,055
14,619	ConAgra Foods, Inc.	369,276
9,996	Dr Pepper Snapple Group, Inc.	365,154
9,731	Eli Lilly & Co.	368,318
17,863	Flowers Foods, Inc.	353,151
6,443	Hershey Co.	371,632
7,050	HJ Heinz Co.	371,182
4,724	JM Smucker Co.	358,929
7,437	Kellogg Co.	365,603
5,324	Kimberly-Clark Corp.	380,506
10,552	Kraft Foods, Inc., Class A	381,455
16,273	Kroger Co.	377,208
3,393	Lorillard, Inc.	378,727
5,987	PepsiCo, Inc.	383,168
5,889	Procter & Gamble Co.	380,253
4,649	Ralcorp Holdings, Inc.(b)	378,057
22,187	RR Donnelley & Sons Co.	333,249
19,213	Safeway, Inc.	384,260
		7,821,448

	Energy - 3.0%
12,823	Enerplus Corp. (Canada)(a)	335,963
4,765	Oneok, Inc.	396,257
20,044	Penn West Petroleum Ltd. (Canada)(a)	365,202
		1,097,422

	Financial - 6.0%
22,688	Annaly Capital Management, Inc., REIT	364,596
11,873	Axis Capital Holdings Ltd. (Bermuda)	379,105
55,072	MFA Financial, Inc., REIT	378,895
13,805	National Retail Properties, Inc., REIT	365,280
5,530	PartnerRe Ltd. (Bermuda)	363,432
12,955	Validus Holdings Ltd. (Bermuda)	389,816
		2,241,124

	Industrial - 3.0%
10,345	Garmin Ltd. (Switzerland)(a)	378,523
4,826	Lockheed Martin Corp.	377,152
11,783	Waste Management, Inc.	368,808
		1,124,483

	Technology - 1.9%
27,225	Activision Blizzard, Inc.	338,134
13,741	Maxim Integrated Products, Inc.	352,457
		690,591

	Utilities - 22.0%
9,025	Alliant Energy Corp.	380,945
11,495	Ameren Corp.	388,646
9,349	American Electric Power Co., Inc.	370,968
10,519	Atmos Energy Corp.	359,855
18,177	CenterPoint Energy, Inc.	361,722
18,027	CMS Energy Corp.	377,125
6,305	Consolidated Edison, Inc.	374,643
7,085	DTE Energy Co.	373,025
17,889	Duke Energy Corp.	372,986
9,061	Edison International	356,188
8,389	Exelon Corp.	371,717
8,115	FirstEnergy Corp.	360,874
17,465	Great Plains Energy, Inc.	367,464
6,974	Integrys Energy Group, Inc.	359,091
6,556	NextEra Energy, Inc.	363,465
16,697	NiSource, Inc.	382,528
9,034	PG&E Corp.	350,880
8,026	Pinnacle West Capital Corp.	380,513
8,709	SCANA Corp.	379,887
8,592	Southern Co.	377,275
13,541	Westar Energy, Inc.	374,002
14,244	Xcel Energy, Inc.	374,475
		8,158,274

	Total Common Stocks - 75.1%
	(Cost $26,686,288)	27,904,299

	Master Limited Partnerships - 24.7%
	Basic Materials - 0.9%
2,085	Terra Nitrogen Co., LP	333,788

	Consumer, Cyclical - 1.0%
8,253	Amerigas Partners, LP(a)	362,141

	Energy - 22.8%
7,369	Alliance Holdings GP, LP	373,461
4,963	Alliance Resource Partners, LP(a)	354,606
12,905	Boardwalk Pipeline Partners, LP(a)	335,014
5,547	Buckeye Partners, LP, Class B(a)	353,899
14,082	Chesapeake Midstream Partners, LP	369,089
10,992	El Paso Pipeline Partners, LP	360,208
12,405	Enbridge Energy Partners, LP	384,183
9,877	Energy Transfer Equity, LP(a)	348,559
8,095	Energy Transfer Partners, LP(a)	354,237
8,272	Enterprise Products Partners, LP	376,293
4,853	Kinder Morgan Energy Partners, LP(a)	379,505
10,010	Linn Energy, LLC(a)	364,464
5,791	Magellan Midstream Partners, LP	370,508
6,566	NuStar Energy, LP(a)	360,079
7,413	ONEOK Partners, LP(a)	374,801
5,576	Plains All American Pipeline, LP	361,659
16,675	Regency Energy Partners, LP	383,692
12,360	Spectra Energy Partners, LP	374,137
3,698	Sunoco Logistics Partners, LP(a)	381,856
10,226	Targa Resources Partners, LP	383,782
8,043	TC PipeLines, LP	382,686
10,360	Western Gas Partners, LP(a)	390,365
6,397	Williams Partners, LP(a)	371,410
		8,488,493

	Total Master Limited Partnerships - 24.7%
	(Cost $8,189,888)	9,184,422

	Total Long-Term Investments - 99.8%
	(Cost $34,876,176)	37,088,721

	Investments of Collateral for Securities Loaned - 11.2%
4,146,512	BNY Mellon Securities Lending Overnight Fund, 0.1250%(c) (d)	$4,146,512
	(Cost $4,146,512)

	Total Investments - 111.0%
	(Cost $39,022,688)	41,235,233
	Liabilities in excess of Other Assets - (11.0%)	(4,081,546)
	Net Assets - 100.0%	$ 37,153,687

LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at November 30, 2011.
(b)	Non-income producing security.
(c)	At November 30, 2011, the total market value of the Fund's securities on loan was $4,050,032 and the total market value of the collateral held by the Fund was $4,146,512.
(d)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
% of Long-Term Investments
United States	91.0%
Canada	4.9%
Bermuda	3.1%
Switzerland	1.0%

* Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2011.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 38,985,162	$ 2,871,735	$ (621,664)	$ 2,250,071

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$27,904	$-	$-	$27,904
Master Limited Partnerships	9,184	-	-	9,184
Investments of Collateral for Securities on Loaned	4,147	-	-	4,147
Total	$41,235	$-	$-	$41,235

There were no transfers between levels.

NFO Guggenheim Insider Sentiment ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 95.8%
	Basic Materials - 5.4%
6,058	CF Industries Holdings, Inc.	$846,908
14,258	Cliffs Natural Resources, Inc.	966,835
91,756	Huntsman Corp.	1,002,893
54,080	Kronos Worldwide, Inc.	1,055,101
15,674	Stepan Co.	1,273,356
27,077	Westlake Chemical Corp.	1,137,234
		6,282,327

	Communications - 8.9%
49,333	CBS Corp., Class B	1,284,631
48,675	DISH Network Corp., Class A	1,195,945
160,250	Frontier Communications Corp.	916,630
27,087	Motorola Solutions, Inc.	1,264,150
17,959	Time Warner Cable, Inc.	1,086,160
37,805	Time Warner, Inc.	1,316,370
73,253	ValueClick, Inc.(a)	1,132,492
3,308	Washington Post Co., Class B(b)	1,187,274
87,079	Windstream Corp.	1,024,049
		10,407,701

	Consumer, Cyclical - 17.5%
17,315	Abercrombie & Fitch Co., Class A	829,562
140,918	American Axle & Manufacturing Holdings, Inc.(a)	1,235,851
48,177	ANN, Inc.(a)	1,130,232
20,360	Coach, Inc.	1,274,332
29,882	CVS Caremark Corp.	1,160,617
24,331	Dillard's, Inc., Class A	1,143,557
33,817	Fastenal Co.	1,408,478
55,414	Foot Locker, Inc.	1,307,216
11,604	Fossil, Inc.(a)	1,039,602
25,822	Lear Corp.	1,082,716
73,155	Lithia Motors, Inc.	1,624,773
43,390	Macy's, Inc.	1,402,799
38,189	Red Robin Gourmet Burgers, Inc.(a)	1,015,064
116,159	Saks, Inc.(a) (b)	1,105,834
75,792	Select Comfort Corp.(a)	1,404,426
28,999	TRW Automotive Holdings Corp.(a)	947,107
9,630	VF Corp.	1,335,585
		20,447,751

	Consumer, Non-cyclical - 17.1%
53,253	Bridgepoint Education, Inc.(a) (b)	1,171,566
35,249	Capella Education Co.(a)	1,198,466
24,504	Corn Products International, Inc.	1,273,963
26,851	DeVry, Inc.	926,628
36,731	Elizabeth Arden, Inc.(a)	1,388,432
30,128	Healthspring, Inc.(a)	1,645,591
40,743	Hormel Foods Corp.	1,226,772
15,077	Humana, Inc.	1,337,028
27,810	Life Technologies Corp.(a)	1,077,081
10,141	Lorillard, Inc.	1,131,939
33,769	Neogen Corp.(a)	1,189,682
64,350	PHH Corp.(a)	988,416
36,814	Questcor Pharmaceuticals, Inc.(a)	1,654,789
65,360	Tyson Foods, Inc., Class A	1,316,350
38,614	VistaPrint NV (Netherlands)(a) (b)	1,263,064
16,917	Whole Foods Market, Inc.	1,152,048
		19,941,815

	Energy - 11.7%
127,423	ALON USA Energy, Inc.	1,089,466
56,226	Basic Energy SVS(a)	1,059,298
11,459	Chevron Corp.	1,178,214
13,069	Concho Resources, Inc.(a)	1,328,072
24,485	Energen Corp.	1,241,879
18,478	EQT Corp.	1,145,821
15,362	Exxon Mobil Corp.	1,235,719
12,837	First Solar, Inc.(a) (b)	614,379
18,926	Hess Corp.	1,139,724
86,187	Key Energy Services, Inc.(a)	1,301,424
14,779	SM Energy Co.	1,174,783
46,510	Tesoro Corp.(a)	1,111,124
		13,619,903

	Financial - 14.9%
61,366	Annaly Capital Management, Inc., REIT	986,152
96,102	Assured Guaranty Ltd. (Bermuda)	932,189
198,220	Boston Private Financial Holdings, Inc.	1,540,169
191,020	CNO Financial Group, Inc.(a)	1,207,246
13,962	Everest RE Group Ltd. (Bermuda)	1,224,886
133,346	Fulton Financial Corp.	1,248,119
15,469	M&T Bank Corp.	1,128,928
37,167	MarketAxess Holdings, Inc.	1,075,613
212,492	Netspend Holdings, Inc.(a) (b)	1,340,824
42,491	NYSE Euronext	1,213,543
609,349	Popular, Inc. (Puerto Rico)(a)	907,930
15,467	ProAssurance Corp.	1,231,328
274,743	Regions Financial Corp.	1,129,194
21,894	Reinsurance Group of America, Inc.	1,127,541
116,036	Two Harbors Investment Corp., REIT	1,086,097
		17,379,759

	Industrial - 9.0%
26,610	AGCO Corp.(a)	1,217,407
12,993	Caterpillar, Inc.	1,271,755
51,860	EnerSys(a)	1,247,233
18,487	General Dynamics Corp.	1,221,251
33,387	Kennametal, Inc.	1,272,379
17,086	L-3 Communications Holdings, Inc.	1,132,802
50,470	LB Foster Co.	1,449,498
18,472	Polypore International, Inc.(a)	906,052
92,466	SunPower Corp.(a) (b)	723,084
		10,441,461

	Technology - 8.3%
21,962	CACI International, Inc., Class A(a)	1,238,218
122,993	Cadence Design Systems, Inc.(a)	1,345,543
78,080	Dell, Inc.(a)	1,230,541
165,089	MEMC Electronic Materials, Inc.(a)	688,421
112,798	Micrel, Inc.	1,173,099
211,383	MIPS Technologies, Inc.(a)	1,014,638
55,678	Skyworks Solutions, Inc.(a)	908,108
77,464	SYKES Enterprises, Inc.(a)	1,261,889
34,775	Veeco Instruments, Inc.(a)	865,550
		9,726,007

	Utilities - 3.0%
32,434	El Paso Electric Co.	1,119,622
34,045	NorthWestern Corp.	1,187,490
22,862	OGE Energy Corp.	1,210,771
		3,517,883

	Total Common Stocks - 95.8%
	(Cost $120,001,510)	111,764,607

	Master Limited Partnerships - 4.1%
	Diversified - 1.0%
89,113	Compass Diversified Holdings	1,142,429

	Energy - 2.1%
54,855	Atlas Energy, LP	1,331,331
18,109	Plains All American Pipeline, LP	1,174,549
		2,505,880

	Financial - 1.0%
136,852	KKR Financial Holdings, LLC(b)	1,157,768

	Total Master Limited Partnerships - 4.1%
	(Cost $4,910,892)	4,806,077

	Total Long-Term Investments - 99.9%
	(Cost $124,912,402)	116,570,684

	Investments of Collateral for Securities Loaned - 5.3%
6,207,738	BNY Mellon Securities Lending Overnight Fund, 0.1250%(c) (d)	6,207,738
	(Cost $6,207,738)

	Total Investments - 105.2%
	(Cost $131,120,140)	122,778,422
	Liabilities in excess of Other Assets - (5.2%)	(6,116,933)
	Net Assets - 100.0%	$ 116,661,489

LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2011.
(c)	At November 30, 2011, the total market value of the Fund's securities on loan was $6,037,286 and the total market value of the collateral held by the Fund was $6,207,738.
(d)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

Summary of Investments by Country Classification
Sector*	% of Long-Term Investments
United States	96.3%
Bermuda	1.8%
Netherlands	1.1%
Puerto Rico	0.8%

* Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2011.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 131,337,329	$ 7,035,946	$ (15,594,853)	$ (8,558,907)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$111,764	$-	$-	$111,764
Master Limited Partnerships	4,806	-	-	4,806
Investments of Collateral for Securities on Loaned	6,208	-	-	6,208
Total	$122,778	$-	$-	$122,778

There were no transfers between levels.

XGC Guggenheim International Small Cap LDRs ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 86.4%
	Argentina - 7.0%
3,372	Banco Macro SA, ADR	$66,934
3,559	BBVA Banco Frances SA, ADR	19,005
3,047	Cresud SACIF y A, ADR	33,517
8,253	Grupo Financiero Galicia SA, ADR	57,936
4,352	Pampa Energia SA, ADR	51,180
3,051	Petrobras Argentina SA, ADR	40,273
7,748	Telecom Argentina SA, ADR	146,282
		415,127

	Australia - 0.2%
8,481	Samson Oil & Gas Ltd., ADR(a)	13,654

	Brazil - 5.1%
6,198	CPFL Energia SA, ADR	163,193
17,800	Fibria Celulose SA, ADR	138,484
		301,677

	British Virgin Islands - 0.2%
6,198	Renesola Ltd., ADR(a) (b)	12,396

	Cayman Islands - 28.9%
1,767	3SBio, Inc., ADR(a)	23,395
927	51job, Inc., ADR(a)	42,076
1,826	7 Days Group Holdings Ltd., ADR(a)	25,345
2,502	AutoNavi Holdings Ltd., ADR(a)	27,147
968	Changyou.com Ltd., ADR(a)	24,171
1,955	China Kanghui Holdings, Inc., ADR(a)	29,814
2,545	China Lodging Group Ltd., ADR(a)	35,961
6,443	China Ming Yang Wind Power Group Ltd., ADR(a)	13,530
3,078	CNinsure, Inc., ADR(a) (b)	19,422
5,061	E-House China Holdings Ltd., ADR	30,670
8,337	Focus Media Holding Ltd., ADR(a) (b)	154,401
10,333	Giant Interactive Group, Inc., ADR	40,609
2,753	hiSoft Technology International Ltd., ADR(a) (b)	32,568
2,296	Home Inns & Hotels Management, Inc., ADR(a) (b)	71,314
3,970	iSoftStone Holdings Ltd., ADR(a) (b)	35,214
12,858	JA Solar Holdings Co. Ltd., ADR(a)	23,530
1,206	JinkoSolar Holding Co. Ltd., ADR(a) (b)	7,332
7,183	LDK Solar Co. Ltd., ADR(a) (b)	25,500
16,992	Melco Crown Entertainment Ltd., ADR(a)	168,561
3,751	Perfect World Co. Ltd., ADR(a)	39,198
1,131	Qihoo 360 Technology Co., ADR(a) (b)	18,571
13,085	Renren, Inc., ADR(a)	48,414
34,715	Semiconductor Manufacturing International Corp., ADR(a)	88,870
7,592	Shanda Games Ltd., ADR(a)	34,164
2,382	Shanda Interactive Entertainment Ltd., ADR(a)	95,447
2,967	Silicon Motion Technology Corp., ADR(a)	57,856
1,171	SouFun Holdings Ltd., ADR(b)	15,188
3,968	Spreadtrum Communications, Inc., ADR	98,208
12,006	Suntech Power Holdings Co. Ltd., ADR(a) (b)	29,775
7,020	Trina Solar Ltd., ADR(a) (b)	56,160
3,988	VanceInfo Technologies, Inc., ADR(a) (b)	44,147
6,810	WuXi PharmaTech Cayman, Inc., ADR(a)	81,720
10,105	Yingli Green Energy Holding Co. Ltd., ADR(a) (b)	43,654
6,509	Youku.Com, Inc., ADR(a) (b)	127,121
		1,709,053

	Chile - 4.1%
2,077	Cia Cervecerias Unidas SA, ADR	118,866
6,162	Corpbanca, ADR(b)	125,705
		244,571

	China - 7.9%
3,960	China Eastern Airlines Corp. Ltd., ADR(a)	85,774
3,390	China Southern Airlines Co. Ltd., ADR(a) (b)	92,038
2,755	Guangshen Railway Co. Ltd., ADR(b)	50,306
7,332	Huaneng Power International, Inc., ADR	156,025
2,243	Sinopec Shanghai Petrochemical Co. Ltd., ADR(b)	83,574
		467,717

	Germany - 0.7%
3,259	Elster Group SE, ADR(a)	41,976

	India - 1.1%
2,111	Patni Computer Systems Ltd., ADR(a)	37,323
3,326	Tata Communications Ltd., ADR(b)	24,579
		61,902

	Ireland - 1.5%
5,221	ICON PLC, ADR(a)	88,809

	Israel - 4.7%
6,105	Nice Systems Ltd., ADR(a)	205,006
7,868	Partner Communications Co. Ltd., ADR(b)	75,218
		280,224

	Japan - 3.0%
2,694	Wacoal Holdings Corp., ADR	174,383

	Luxembourg - 1.5%
5,192	Ternium SA, ADR	86,603

	Mexico - 9.8%
2,598	Coca-Cola Femsa SAB de CV, ADR	236,080
3,241	Desarrolladora Homex SAB de CV, ADR(a)	38,082
14,358	Empresas ICA SAB de CV, ADR(a)	75,092
3,476	Grupo Aeroportuario del Pacifico SAB de CV, ADR	120,131
1,920	Grupo Aeroportuario del Sureste SAB de CV, ADR	108,230
		577,615

	Netherlands - 3.6%
4,045	ASM International NV(b)	109,701
2,513	CNH Global NV(a)	99,816
		209,517

	Russia - 1.0%
5,610	Mechel, ADR	61,093

	Spain - 3.9%
27,385	Grifols SA, ADR(a)	151,439
6,922	Promotora de Informaciones SA, ADR(a) (b)	32,534
8,890	Promotora de Informaciones SA, Class B, ADR	47,028
		231,001

	Switzerland - 2.2%
15,781	Logitech International SA(a) (b)	130,193

	Total Common Stocks - 86.4%
	(Cost $6,945,932)	5,107,511

	Preferred Stocks - 13.5%
	Brazil - 11.5%
8,370	Brasil Telecom SA, ADR	149,153
7,822	Braskem SA, ADR	124,917
9,617	Cia Paranaense de Energia, ADR	193,783
8,744	GOL Linhas Aereas Inteligentes SA, ADR(b)	66,280
7,403	TAM SA, ADR	142,582
		676,715

	Chile - 1.3%
2,866	Embotelladora Andina SA, Class B, ADR	77,955

	Russia - 0.7%
9,083	Mechel, ADR(b)	40,147

	Total Preferred Stocks - 13.5%
	(Cost $1,049,299)	794,817

	Total Long-Term Investments - 99.9%
	(Cost $7,995,231)	5,902,328

	Investments of Collateral for Securities Loaned - 18.5%
1,093,013	BNY Mellon Securities Lending Overnight Fund, 0.1250%(c) (d)	1,093,013
	(Cost $1,093,013)

	Total Investments - 118.4%
	(Cost $9,088,244)	6,995,341
	Liabilities in excess of Other Assets - (18.4%)	(1,085,816)
	Net Assets - 100.0%	$ 5,909,525

ADR - American Depositary Receipt
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV - Publicly Traded Company

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2011.
(c)
At November 30, 2011, the total market value of the Fund's securities on loan was $1,104,770 and the total market value of the collateral held by the Fund was $1,143,857, consisting of cash collateral of $1,093,013 and U.S. Government and Agency securities valued at $50,844.

(d)	Interest rate shown reflects yield as of November 30, 2011.

See previously submitted notes to financial statements for the period ended August 31, 2011.

Summary of Investments by Sector Classification*
Communications	20.6%
Consumer, Non-Cyclical	15.6%
Consumer, Cyclical	14.6%
Technology	11.6%
Industrial	10.5%
Utilities	9.6%
Basic Materials	9.1%
Financial	5.4%
Energy	3.0%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At November 30, 2011 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 9,157,134	$ 244,085	$ (2,405,878)	$ (2,161,793)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
November 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stocks	$5,107	$-	$-	$5,107
Preferred Stocks	795	–	–	795
Investments of Collateral for Securities Loaned	1,093	–	–	1,093
Total	$6,995	$–	$–	$6,995

There were no transfers between levels.

CZA Guggenheim Mid-Cap Core ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 83.5%
	Basic Materials - 4.3%
8,481	Celanese Corp., Series A	$394,281
3,390	FMC Corp.	284,489
8,605	HudBay Minerals, Inc. (Canada)	87,427
8,239	MeadWestvaco Corp.	245,934
		1,012,131

	Communications - 3.9%
8,746	Amdocs Ltd. (Channel Islands)(a)	246,987
17,088	Nielsen Holdings NV (Netherlands)(a)	496,406
3,873	United States Cellular Corp.(a)	169,328
		912,721

	Consumer, Cyclical - 4.7%
2,104	Copa Holdings SA, Class A (Panama)	135,834
6,828	LKQ Corp.(a)	208,459
13,345	Newell Rubbermaid, Inc.	204,178
7,690	Tim Hortons, Inc. (Canada)	388,730
3,306	WABCO Holdings, Inc.(a)	155,415
		1,092,616

	Consumer, Non-cyclical - 18.2%
5,115	Avery Dennison Corp.	134,064
1,293	Bio-Rad Laboratories, Inc., Class A(a)	121,930
6,573	Brown-Forman Corp., Class B	524,591
10,408	CareFusion Corp.(a)	257,910
4,798	DaVita, Inc.(a)	365,512
5,734	Equifax, Inc.	213,018
10,681	Genpact Ltd. (Bermuda)(a)	166,303
23,644	HCA Holdings, Inc.(a)	576,441
5,908	Herbalife Ltd. (Cayman Islands)	326,712
12,361	Hologic, Inc.(a)	217,677
5,458	JM Smucker Co.	414,699
10,798	QIAGEN NV (Netherlands)(a) (b)	160,998
2,591	Sirona Dental Systems, Inc.(a)	115,144
3,456	Towers Watson & Co., Class A	225,193
4,734	Universal Health Services, Inc., Class B	190,402
6,761	Verisk Analytics, Inc., Class A(a)	265,572
		4,276,166

	Financial - 17.5%
6,816	AerCap Holdings NV (Netherlands)(a)	73,340
4,631	American Financial Group, Inc.	166,716
11,445	Ameriprise Financial, Inc.	525,440
4,486	BankUnited, Inc.	97,301
6,735	Brown & Brown, Inc.	140,492
12,597	CNA Financial Corp.	329,538
44,484	Fifth Third Bancorp	537,812
6,167	First Republic Bank(a)	175,020
5,067	HCC Insurance Holdings, Inc.	136,201
41,589	Huntington Bancshares, Inc.	218,342
2,134	Jones Lang LaSalle, Inc.	137,472
2,465	Mercury General Corp.	110,876
7,373	Senior Housing Properties Trust, REIT	161,542
25,456	SunTrust Banks, Inc.	461,517
26,670	TD Ameritrade Holding Corp.	434,454
4,463	Validus Holdings Ltd. (Bermuda)	134,292
7,986	Willis Group Holdings PLC (Ireland)	281,586
		4,121,941

	Industrial - 16.9%
8,078	AMETEK, Inc.	346,062
3,246	Aptargroup, Inc.	164,864
5,509	Babcock & Wilcox Co.(a)	124,944
2,832	Carlisle Cos., Inc.	126,307
2,770	Crane Co.	132,932
33,664	Flextronics International Ltd. (Singapore)(a)	200,974
2,530	Gardner Denver, Inc.	216,872
18,760	Graphic Packaging Holding Co.(a)	83,107
2,871	Hubbell, Inc., Class B	187,821
7,332	KBR, Inc.	211,895
4,086	Lincoln Electric Holdings, Inc.	161,315
4,958	Packaging Corp. of America	128,958
7,574	Parker Hannifin Corp.	626,976
5,332	PerkinElmer, Inc.	100,881
3,398	Rock-Tenn Co., Class A	197,933
3,117	Silgan Holdings, Inc.	121,376
2,769	Snap-On, Inc.	142,050
6,608	Spirit Aerosystems Holdings, Inc., Class A(a)	128,922
2,475	Thomas & Betts Corp.(a)	128,725
4,554	Timken Co.	191,314
2,345	Wabtec Corp.	160,046
2,390	Zebra Technologies Corp., Class A(a)	90,485
		3,974,759

	Technology - 4.6%
11,922	Avago Technologies Ltd. (Singapore)	356,706
14,342	Fidelity National Information Services, Inc.	345,499
6,560	Fiserv, Inc.(a)	378,250
		1,080,455

	Utilities - 13.4%
37,480	AES Corp.(a)	452,758
5,121	Alliant Energy Corp.	216,158
8,169	American Water Works Co., Inc.	253,811
19,390	CenterPoint Energy, Inc.	385,861
9,368	Constellation Energy Group, Inc.	376,219
7,878	DTE Energy Co.	414,777
8,788	MDU Resources Group, Inc.	188,678
4,804	NSTAR	218,534
10,877	NV Energy, Inc.	166,853
4,515	OGE Energy Corp.	239,114
5,073	Pinnacle West Capital Corp.	240,511
		3,153,274

	Total Common Stocks - 83.5%
	(Cost $18,558,919)	19,624,063

	Exchange Traded Fund - 0.3%
752	iShares Russell Midcap Index Fund	74,516
	(Cost $74,453)

	Master Limited Partnerships - 16.2%
	Consumer, Cyclical - 0.5%
2,592	Amerigas Partners, LP	113,737

	Consumer, Non-cyclical - 0.4%
3,052	Teekay Offshore Partners, LP (Marshall Islands)	85,120

	Energy - 15.3%
2,792	Alliance Holdings GP, LP	141,499
1,762	Alliance Resource Partners, LP(b)	125,895
9,188	Boardwalk Pipeline Partners, LP	238,520
3,997	Buckeye Partners, LP, Class B	255,009
3,174	Chesapeake Midstream Partners, LP	83,190
9,462	El Paso Pipeline Partners, LP	310,070
10,085	Enbridge Energy Partners, LP	312,332
5,223	Magellan Midstream Partners, LP	334,168
3,770	MarkWest Energy Partners, LP	202,223
5,137	Natural Resource Partners, LP(b)	141,370
8,785	ONEOK Partners, LP(b)	444,170
3,276	Penn Virginia Resource Partners, LP	79,738
6,907	Plains All American Pipeline, LP	447,988
4,416	Spectra Energy Partners, LP	133,672
1,624	Suburban Propane Partners, LP(b)	75,516
4,011	Targa Resources Partners, LP	150,533
2,478	TC PipeLines, LP	117,903
		3,593,796

	Total Master Limited Partnerships - 16.2%
	(Cost $3,484,301)	3,792,653

	Total Long-Term Investments - 100.0%
	(Cost $22,117,673)	23,491,232

	Investments of Collateral for Securities Loaned - 3.4%
795,752	BNY Mellon Securities Lending Overnight Fund, 0.1250%(c) (d)	795,752
	(Cost $795,752)

	Total Investments - 103.4%
	(Cost $22,913,425)	24,286,984
	Liabilities in excess of Other Assets - (3.4%)	(795,950)
	Net Assets - 100.0%	$ 23,491,034

LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2011.
(c)	At November 30, 2011, the total market value of the Fund's securities on loan was $771,393 and the total market value of the collateral held by the Fund was $795,752.
(d)	Interest rate shown reflects yield as of November 30, 2011.
Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	86.6%
Netherlands	3.1%
Singapore	2.4%
Canada	2.0%
Cayman Islands	1.4%
Bermuda	1.3%
Ireland	1.2%
Channel Islands	1.0%
Panama	0.6%
Bahamas	0.4%

* Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2011.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 22,899,868	$ 1,837,049	$ (449,933)	$ 1,387,116

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
November 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$19,624	$-	$-	$19,624
Exchange Traded Fund	74	-	-	74
Master Limited Partnerships	3,793	-	-	3,793
Investments of Collateral for Securities Loaned	796	-	-	796
Total	$24,287	$-	$-	$24,287

There were no transfers between levels.

CVY Guggenheim Multi-Asset Income ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.6%
	Convertible Preferred Stocks - 2.1%
	Financial - 2.1%
5,781	Bank of America Corp., Series L, 7.25%(a)	$4,480,217
4,947	Wells Fargo & Co., Series L, 7.50%(a)	5,214,138
	(Cost $10,657,203)	9,694,355

	Common Stocks - 71.8%
	Basic Materials - 3.7%
85,512	A. Schulman, Inc.	1,767,533
164,468	Dow Chemical Co.	4,557,408
96,937	EI du Pont de Nemours & Co.	4,625,834
172,342	International Paper Co.	4,894,513
28,500	Sasol Ltd., ADR (South Africa)	1,365,435
		17,210,723

	Communications - 6.3%
77,734	BCE, Inc. (Canada)	3,046,395
286,183	Belo Corp., Class A	1,674,171
153,132	France Telecom SA, ADR (France)(b)	2,644,590
136,166	KT Corp., ADR (South Korea)	2,185,464
60,451	Meredith Corp.(b)	1,753,079
276,379	Mobile Telesystems OJSC, ADR (Russia)	4,775,829
726,572	Nokia OYJ, ADR (Finland)(b)	4,206,852
40,104	Rogers Communications, Inc., Class B (Canada)	1,485,051
29,802	TELUS Corp. (Canada)	1,527,651
287,770	United Online, Inc.	1,519,426
182,089	Vodafone Group PLC, ADR (United Kingdom)	4,943,716
		29,762,224

	Consumer, Cyclical - 4.4%
55,882	Autoliv, Inc.	2,977,393
61,455	Cato Corp., Class A	1,572,634
148,899	Cinemark Holdings, Inc.	2,916,931
97,279	Darden Restaurants, Inc.	4,641,181
238,671	Regal Entertainment Group, Class A	3,401,062
188,371	Steelcase, Inc., Class A	1,476,829
74,637	Whirlpool Corp.	3,661,691
		20,647,721

	Consumer, Non-cyclical - 16.0%
89,313	Abbott Laboratories	4,872,024
85,650	B&G Foods, Inc.	1,900,574
22,942	British American Tobacco PLC, ADR (United Kingdom)	2,137,047
192,047	ConAgra Foods, Inc.	4,851,107
70,478	Deluxe Corp.	1,611,127
81,065	Dr Pepper Snapple Group, Inc.	2,961,305
124,743	Eli Lilly & Co.	4,721,523
109,498	GlaxoSmithKline PLC, ADR (United Kingdom)	4,870,471
76,455	Hillenbrand, Inc.	1,737,822
88,888	HJ Heinz Co.	4,679,953
71,113	Johnson & Johnson	4,602,433
144,889	Lincare Holdings, Inc.	3,433,869
42,091	Lorillard, Inc.	4,698,198
141,600	Merck & Co., Inc.	5,062,200
247,091	Pfizer, Inc.	4,959,116
73,482	Procter & Gamble Co.	4,744,733
124,828	Reynolds American, Inc.	5,225,300
32,961	Strayer Education, Inc.(b)	3,205,787
391,394	SUPERVALU, Inc.(b)	2,876,746
38,319	Universal Corp.	1,815,554
		74,966,889

	Energy - 7.1%
144,463	ConocoPhillips	10,303,101
176,147	Enerplus Corp. (Canada)(b)	4,615,052
445,632	Pengrowth Energy Corp. (Canada)(b)	4,581,097
69,344	Royal Dutch Shell PLC, Class B, ADR (United Kingdom)	5,005,944
109,848	Targa Resources Corp.	3,797,445
95,414	Total SA, ADR (France)	4,936,720
		33,239,359

	Financial - 16.5%
132,516	Aircastle Ltd. (Bermuda)	1,539,836
164,123	American Capital Agency Corp., REIT	4,708,689
258,086	Annaly Capital Management, Inc., REIT	4,147,442
222,797	Anworth Mortgage Asset Corp., REIT	1,410,305
359,460	Armour Residential REIT, Inc., REIT(b)	2,566,544
28,404	BlackRock, Inc.	4,886,624
129,767	Capstead Mortgage Corp., REIT	1,619,492
103,164	CommonWealth, REIT	1,726,965
163,036	Credit Suisse Group AG, ADR (Switzerland)	3,947,102
61,178	Cullen/Frost Bankers, Inc.	3,093,772
223,634	CYS Investments, Inc., REIT(b)	2,936,315
289,909	First Niagara Financial Group, Inc.	2,551,199
161,815	Hatteras Financial Corp., REIT	4,336,642
106,529	Hospitality Properties Trust, REIT	2,346,834
265,256	Invesco Mortgage Capital, Inc., REIT	4,183,087
60,829	Kemper Corp.	1,675,839
41,006	M&T Bank Corp.	2,992,618
183,063	Maiden Holdings Ltd. (Bermuda)	1,592,648
111,615	Medical Properties Trust, Inc., REIT	1,067,039
624,716	MFA Financial, Inc., REIT	4,298,046
103,448	OMEGA Healthcare Investors, Inc., REIT	1,854,823
33,283	Prudential PLC, ADR (United Kingdom)	659,336
61,049	Royal Bank of Canada (Canada)(b)	2,807,644
131,013	Starwood Property Trust, Inc., REIT	2,337,272
57,657	Sun Life Financial, Inc. (Canada)	1,036,096
39,562	Toronto-Dominion Bank (Canada)(b)	2,805,341
468,470	Two Harbors Investment Corp., REIT	4,384,879
120,812	Validus Holdings Ltd. (Bermuda)	3,635,233
		77,147,662

	Industrial - 7.5%
108,947	Eaton Corp.	4,892,810
286,887	General Electric Co.	4,564,372
63,213	Lockheed Martin Corp.	4,940,096
142,766	Molex, Inc.	3,560,584
85,862	Northrop Grumman Corp.	4,900,144
123,054	Packaging Corp. of America	3,200,634
108,484	Raytheon Co.	4,943,616
112,777	Seaspan Corp. (Marshall Islands)(b)	1,181,903
49,371	Sonoco Products Co.	1,603,570
53,396	TAL International Group, Inc.	1,405,383
		35,193,112

	Technology - 3.2%
232,975	Intel Corp.	5,803,407
127,857	KLA-Tencor Corp.	5,894,208
108,959	Linear Technology Corp.	3,337,414
		15,035,029

	Utilities - 7.1%
158,346	CMS Energy Corp.	3,312,598
61,697	DTE Energy Co.	3,248,347
83,875	Edison International	3,297,126
47,204	National Grid PLC, ADR (United Kingdom)	2,332,822
91,398	Public Service Enterprise Group, Inc.	3,010,650
59,395	Sempra Energy	3,159,220
113,390	Southern Co.	4,978,955
170,459	TECO Energy, Inc.	3,201,220
52,411	UGI Corp.	1,570,233
37,711	WGL Holdings, Inc.	1,616,671
126,448	Xcel Energy, Inc.	3,324,318
		33,052,160

	Total Common Stocks - 71.8%
	(Cost $333,645,339)	336,254,879

	Preferred Stocks - 4.1%
	Basic Materials - 0.1%
38,588	Braskem SA, ADR (Brazil)(b)	616,250

	Consumer, Cyclical - 0.3%
71,665	TAM SA, ADR (Brazil)(b)	1,380,268

	Financial - 3.7%
200,109	Bank of America Corp., Series H, 8.20%(b)	4,412,403
153,652	Bank of America Corp., Series 8, 8.63%	3,411,074
108,353	Barclays Bank PLC, Series 5, 8.13% (United Kingdom)(b)	2,459,613
87,754	Deutsche Bank Contingent Capital Trust III, 7.60%(b)	1,965,690
99,850	HSBC Holdings PLC, Series 2, 8.00% (United Kingdom)(b)	2,576,130
109,724	ING Groep NV, 8.50% (Netherlands)(b)	2,384,303
		17,209,213

	Total Preferred Stocks - 4.1%
	(Cost $21,460,043)	19,205,731

	Closed End Funds - 9.6%
267,650	AllianceBernstein Global High Income Fund, Inc.(b)	$3,867,542
477,192	Alpine Global Premier Properties Fund	2,600,696
179,596	BlackRock Corporate High Yield Fund V, Inc.	2,115,641
181,148	BlackRock Corporate High Yield Fund VI, Inc.	2,103,128
502,779	BlackRock Debt Strategies Fund, Inc.	1,905,532
109,958	BlackRock MuniVest Fund, Inc.(b)	1,106,177
288,236	Calamos Convertible and High Income Fund	3,314,714
306,773	Calamos Convertible Opportunities and Income Fund	3,503,348
337,017	Eaton Vance Limited Duration Income Fund	5,038,404
56,243	First Trust Aberdeen Global Opportunity Income Fund	905,512
153,884	Franklin Templeton Limited Duration Income Trust(b)	2,022,036
124,321	Invesco Van Kampen Trust for Investment Grade Municipals(b)	1,812,600
95,577	John Hancock Preferred Income Fund III(b)	1,645,836
158,019	MFS Charter Income Trust(b)	1,411,110
281,006	Putnam Master Intermediate Income Trust	1,390,980
495,345	Putnam Premier Income Trust	2,551,027
228,607	Wells Fargo Advantage Global Dividend Opportunity Fund	1,821,998
150,386	Wells Fargo Advantage Multi-Sector Income Fund(b)	2,177,589
153,286	Western Asset Global High Income Fund, Inc.(b)	1,876,221
285,946	Western Asset High Income Opportunity Fund, Inc.(b)	1,664,206
	(Cost $47,173,851)	44,834,297

	Master Limited Partnerships - 12.0%
	Basic Materials - 0.3%
8,501	Terra Nitrogen Co., LP(b)	1,360,925

	Energy - 10.5%
205,685	Boardwalk Pipeline Partners, LP(b)	5,339,583
65,292	Buckeye Partners, LP, Class B(b)	4,165,630
91,692	El Paso Pipeline Partners, LP	3,004,747
103,505	Energy Transfer Equity, LP(b)	3,652,691
87,308	Enterprise Products Partners, LP	3,971,641
60,510	Kinder Morgan Energy Partners, LP(b)	4,731,882
55,097	Magellan Midstream Partners, LP	3,525,106
79,114	MarkWest Energy Partners, LP	4,243,675
80,197	ONEOK Partners, LP(b)	4,054,760
67,460	Plains All American Pipeline, LP	4,375,456
121,729	Targa Resources Partners, LP	4,568,489
63,211	Williams Partners, LP(b)	3,670,031
		49,303,691

	Financial - 1.2%
243,703	KKR & Co., LP	3,126,709
180,312	KKR Financial Holdings, LLC(b)	1,525,440
137,420	Och-Ziff Capital Management Group, LLC, Class A	1,080,121
		5,732,270

	Total Master Limited Partnerships - 12.0%
	(Cost $53,225,803)	56,396,886

	Total Long-Term Investments - 99.6%
	(Cost $466,162,239)	466,386,148

	Investments of Collateral for Securities Loaned - 12.6%
59,304,957	BNY Mellon Securities Lending Overnight Fund, 0.125%(c) (d)	59,304,957
	(Cost $59,304,957)

	Total Investments - 112.2%
	(Cost $525,467,196)	525,691,105
	Liabilities in excess of Other Assets - (12.2%)	(57,345,288)
	Net Assets - 100.0%	$ 468,345,817

ADR - American Depositary Receipt
AG - Stock Corporation
LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
OJSC - Open Joint Stock Company
OYJ - Public Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	Perpetual maturity.
(b)	Security, or portion thereof, was on loan at November 30, 2011.
(c)	At November 30, 2011, the total market value of the Fund's securities on loan was $57,716,766 and the total market value of the collateral held by the Fund was $59,304,957.
(d)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2011.

Country Allocation*
United States	82.1%
United Kingdom	5.4%
Canada	4.7%
France	1.6%
Bermuda	1.5%
Russia	1.0%
Finland	0.9%
Switzerland	0.8%
Netherlands	0.5%
South Korea	0.5%
Brazil	0.4%
South Africa	0.3%
Marshall Islands	0.3%
* Subject to change daily. Based on long-term investments.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 524,899,229	$ 22,357,608	$ (21,565,732)	$ 791,876

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$336,255	$-	$-	336,255
Master Limited Partnerships	56,397	-	-	56,397
Closed End Funds	44,834	-	-	44,834
Preferred Stocks	19,206	-	-	19,206
Convertible Preferred Stocks	9,694	-	-	9,694
Investments of Collateral for Securities Loaned	59,305	-	-	59,305
Total	$525,691	$-	$-	$525,691

There were no transfers between levels.

OTR Guggenheim Ocean Tomo Growth Index ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.6%
	Basic Materials - 5.6%
14,707	EI du Pont de Nemours & Co.	$701,818
2,240	WR Grace & Co.(a)	93,341
		795,159

	Communications - 1.5%
1,877	8x8, Inc.(a) (b)	6,907
2,945	Ciena Corp.(a)	35,664
1,381	InterDigital, Inc.	60,709
1,673	NetFlix, Inc.(a)	107,959
		211,239

	Consumer, Cyclical - 6.1%
62,253	Ford Motor Co.(a)	659,882
7,430	Goodyear Tire & Rubber Co.(a)	103,945
3,162	Tesla Motors, Inc.(a) (b)	103,524
		867,351

	Consumer, Non-cyclical - 21.5%
2,386	Align Technology, Inc.(a)	58,457
8,230	Allergan, Inc.	689,016
4,030	Ariad Pharmaceuticals, Inc.(a)	48,723
916	Biolase Technology, Inc.(a) (b)	2,666
3,287	Biosante Pharmaceuticals, Inc.(a) (b)	7,889
1,614	Cytori Therapeutics, Inc.(a) (b)	4,487
4,525	Dendreon Corp.(a) (b)	39,096
3,701	Dynavax Technologies Corp.(a)	11,510
3,495	Edwards Lifesciences Corp.(a)	230,775
17,910	Elan Corp. PLC, ADR (Ireland)(a)	193,786
5,797	Human Genome Sciences, Inc.(a)	44,463
2,882	Idenix Pharmaceuticals, Inc.(a) (b)	21,903
3,780	Illumina, Inc.(a)	105,160
2,291	Immunogen, Inc.(a)	27,836
2,264	Immunomedics, Inc.(a)	7,607
2,988	Isis Pharmaceuticals, Inc.(a)	22,171
9,345	Kimberly-Clark Corp.	667,887
1,822	Masimo Corp.	37,642
3,429	Nektar Therapeutics(a)	17,145
1,665	NxStage Medical, Inc.(a)	32,601
2,050	Pharmacyclics, Inc.(a)	31,221
2,787	Regeneron Pharmaceuticals, Inc.(a)	165,603
3,488	Seattle Genetics, Inc.(a)	58,005
2,972	Sequenom, Inc.(a)	12,423
6,326	Vertex Pharmaceuticals, Inc.(a)	183,391
19,179	Western Union Co.	334,482
		3,055,945

	Industrial - 15.5%
12,037	Boeing Co.	826,822
7,784	Capstone Turbine Corp.(a)	8,095
4,351	Gentex Corp.	128,267
9,941	Lockheed Martin Corp.	776,889
4,010	Manitowoc Co., Inc.	44,391
3,247	Microvision, Inc.(a)	1,465
2,061	Nordson Corp.	96,991
4,376	Rockwell Automation, Inc.	328,331
		2,211,251

	Technology - 49.4%
9,804	Altera Corp.	369,317
2,965	Ariba, Inc.(a)	89,988
14,154	Atmel Corp.(a)	125,546
8,181	Cadence Design Systems, Inc.(a)	89,500
1,916	Cirrus Logic, Inc.(a)	31,212
1,353	CommVault Systems, Inc.(a)	67,149
4,721	Cypress Semiconductor Corp.	90,029
4,655	Fortinet, Inc.(a)	111,673
9,332	International Business Machines Corp.	1,754,416
7,046	Linear Technology Corp.	215,819
2,051	Magma Design Automation, Inc.(a)	11,732
63,655	Microsoft Corp.	1,628,295
11,256	NetApp, Inc.(a)	414,558
7,612	NXP Semiconductor NV (Netherlands)(a)	128,643
51,533	Oracle Corp.	1,615,560
1,626	RealD, Inc.(a) (b)	15,577
5,117	Teradata Corp.(a)	277,495
		7,036,509

	Total Common Stocks - 99.6%
	(Cost $14,278,929)	14,177,454

	Exchange Traded Fund - 0.3%
577	iShares S&P 500 Growth Index Fund	38,942
	(Cost $38,231)

	Total Long-Term Investments - 99.9%
	(Cost $14,317,160)	14,216,396

	Investments of Collateral for Securities Loaned - 1.3%
189,055	BNY Mellon Securities Lending Overnight Fund, 0.1250%(c) (d)	189,055
	(Cost $189,055)

	Total Investments - 101.2%
	(Cost $14,506,215)	14,405,451
	Liabilities in excess of Other Assets - (1.2%)	(171,706)
	Net Assets - 100.0%	$ 14,233,745

ADR - American Depositary Receipt
NV - Publicly Traded Company
PLC - Public Limited Company
S&P - Standard & Poor's

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2011.
(c)	At November 30, 2011, the total market value of the Fund's securities on loan was $184,167 and the total market value of the collateral held by the Fund was $189,055.
(d)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2011.

Country Allocation*
United States	97.7%
Ireland	1.4%
Netherlands	0.9%

* Subject to change daily. Based on long-term investments.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 14,507,262	$ 536,217	$ (638,028)	$ (101,811)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
November 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$14,177	$-	$-	$14,177
Exchange Traded Fund	39	-	-	39
Investments of Collateral for Securities Loaned	189	-	-	189
Total	$14,405	$-	$-	$14,405

There were no transfers between levels.

OTP Guggenheim Ocean Tomo Patent ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.7%
	Basic Materials - 3.6%
3,468	Alcoa, Inc.	$34,749
253	Ashland, Inc.	14,072
3,848	Dow Chemical Co.	106,628
976	Ecolab, Inc.	55,652
3,010	EI du Pont de Nemours & Co.	143,637
263	International Flavors & Fragrances, Inc.	14,270
104	Kraton Performance Polymers, Inc.(a)	2,186
512	PPG Industries, Inc.	44,928
326	USEC, Inc.(a)	460
304	Valspar Corp.	11,212
240	WR Grace & Co.(a)	10,001
		437,795

	Communications - 14.3%
203	8x8, Inc.(a) (b)	747
210	ADTRAN, Inc.	6,936
7,575	Alcatel-Lucent, ADR (France)(a)	12,271
349	AOL, Inc.(a)	5,005
355	Arris Group, Inc.(a)	3,816
19,305	AT&T, Inc.	559,459
138	Blue Coat Systems, Inc.(a)	2,484
2,008	CenturyLink, Inc.	75,340
316	Ciena Corp.(a)	3,827
17,536	Cisco Systems, Inc.	326,871
130	Digital River, Inc.(a)	2,079
351	EarthLink, Inc.	2,211
4,207	eBay, Inc.(a)	124,485
302	Extreme Networks(a)	912
296	Finisar Corp.(a)	5,458
783	Gannett Co., Inc.	8,503
377	Harmonic, Inc.(a)	2,024
391	Harris Corp.	13,920
285	Infinera Corp.(a) (b)	1,966
148	InterDigital, Inc.	6,506
757	JDS Uniphase Corp.(a)	8,312
1,738	Juniper Networks, Inc.(a)	39,470
1,701	KT Corp., ADR (South Korea)	27,301
221	Leap Wireless International, Inc.(a)	2,004
1,061	Motorola Solutions, Inc.	49,517
171	NetFlix, Inc.(a)	11,035
12,201	Nokia OYJ, ADR (Finland)(b)	70,644
164	Oclaro, Inc.(a)	510
279	Openwave Systems, Inc.(a)	458
293	Opnext, Inc.(a)	308
577	Polycom, Inc.(a)	9,751
2,368	SK Telecom Co. Ltd., ADR (South Korea)	35,023
9,868	Sprint Nextel Corp.(a)	26,644
196	Tekelec(a)	2,160
10,663	Telefonaktiebolaget LM Ericsson, ADR (Sweden)	113,348
1,189	Tellabs, Inc.	4,720
3,405	Time Warner, Inc.	118,562
249	United Online, Inc.	1,315
509	UTStarcom Holding Corp. (Cayman Islands)(a)	687
4,114	Yahoo!, Inc.(a)	64,631
		1,751,220

	Consumer, Cyclical - 7.4%
143	Bally Technologies, Inc.(a)	5,483
358	BorgWarner, Inc.(a)	23,599
210	Callaway Golf Co.	1,186
100	Coinstar, Inc.(a) (b)	4,269
12,379	Ford Motor Co.(a)	131,217
797	Goodyear Tire & Rubber Co.(a)	11,150
228	Harman International Industries, Inc.	9,416
5,900	Honda Motor Co. Ltd., ADR (Japan)	186,735
972	International Game Technology	16,582
339	Lear Corp.	14,214
223	Mohawk Industries, Inc.(a)	12,167
949	Newell Rubbermaid, Inc.	14,520
461	Quiksilver, Inc.(a)	1,424
253	Scientific Games Corp., Class A(a)	2,176
162	Skechers U.S.A., Inc., Class A(a)	2,181
3,272	Sony Corp., ADR (Japan)	59,060
434	Steelcase, Inc., Class A	3,403
339	Tesla Motors, Inc.(a) (b)	11,099
5,617	Toyota Motor Corp., ADR (Japan)	370,216
168	Visteon Corp.(a)	9,400
249	Whirlpool Corp.	12,216
181	WMS Industries, Inc.(a)	3,796
		905,509

	Consumer, Non-cyclical - 14.7%
127	Aastrom Biosciences, Inc.(a) (b)	269
5,070	Abbott Laboratories	276,569
172	Acadia Pharmaceuticals, Inc.(a)	169
229	Accuray, Inc.(a)	918
201	Affymetrix, Inc.(a)	909
69	Agenus, Inc.(a)	167
280	Alere, Inc.(a)	6,549
256	Align Technology, Inc.(a)	6,272
1,001	Allergan, Inc.	83,804
434	Amarin Corp. PLC, ADR (United Kingdom)(a)	3,029
878	AmerisourceBergen Corp.	32,618
432	Ariad Pharmaceuticals, Inc.(a)	5,223
346	Avery Dennison Corp.	9,069
502	Beam, Inc.	26,365
100	Biolase Technology, Inc.(a) (b)	291
358	Biosante Pharmaceuticals, Inc.(a) (b)	859
4,986	Boston Scientific Corp.(a)	29,417
729	CareFusion Corp.(a)	18,065
127	Chiquita Brands International, Inc.(a)	1,055
348	Convergys Corp.(a)	4,496
156	Cooper Cos., Inc.	9,557
1,608	Covidien PLC (Ireland)	73,244
280	CR Bard, Inc.	24,413
176	Cytori Therapeutics, Inc.(a) (b)	489
486	Dendreon Corp.(a) (b)	4,199
402	Dynavax Technologies Corp.(a)	1,250
374	Edwards Lifesciences Corp.(a)	24,695
1,919	Elan Corp. PLC, ADR (Ireland)(a)	20,764
380	ENDO Pharmaceuticals Holdings, Inc.(a)	13,007
136	FTI Consulting, Inc.(a)	5,833
158	Gen-Probe, Inc.(a)	9,952
381	Geron Corp.(a) (b)	636
179	Hansen Medical, Inc.(a)	426
207	Hill-Rom Holdings, Inc.	6,541
853	Hologic, Inc.(a)	15,021
537	Hospira, Inc.(a)	15,138
621	Human Genome Sciences, Inc.(a)	4,763
313	Idenix Pharmaceuticals, Inc.(a) (b)	2,379
406	Illumina, Inc.(a)	11,295
249	Immunogen, Inc.(a)	3,025
247	Immunomedics, Inc.(a)	830
411	Incyte Corp. Ltd.(a) (b)	5,660
414	Inovio Pharmaceuticals, Inc.(a) (b)	215
275	Isis Pharmaceuticals, Inc.(a)	2,041
137	ISTA Pharmaceuticals, Inc.(a)	514
1,277	Kimberly-Clark Corp.	91,267
149	KV Pharmaceutical Co.(a) (b)	188
588	Life Technologies Corp.(a)	22,773
167	LifePoint Hospitals, Inc.(a)	6,551
427	MannKind Corp.(a) (b)	1,307
52	Marina Biotech, Inc.(a)	8
196	Masimo Corp.	4,049
207	Medicis Pharmaceutical Corp., Class A	6,759
3,440	Medtronic, Inc.	125,319
376	Mindray Medical International Ltd., ADR (Cayman Islands)(b)	10,145
167	Momenta Pharmaceuticals, Inc.(a)	2,512
162	MoneyGram International, Inc.(a)	2,788
372	Nektar Therapeutics(a)	1,860
130	NuVasive, Inc.(a)	1,794
179	NxStage Medical, Inc.(a)	3,505
456	PDL BioPharma, Inc.	2,918
25,415	Pfizer, Inc.	510,079
222	Pharmacyclics, Inc.(a)	3,381
762	QIAGEN NV (Netherlands)(a)	11,361
299	Regeneron Pharmaceuticals, Inc.(a)	17,767
483	ResMed, Inc.(a)	12,582
171	Sangamo Biosciences, Inc.(a)	518
373	Seattle Genetics, Inc.(a) (b)	6,203
277	Sequenom, Inc.(a)	1,158
532	Smithfield Foods, Inc.(a)	13,029
1,073	St Jude Medical, Inc.	41,246
1,266	Stryker Corp.	61,819
678	Vertex Pharmaceuticals, Inc.(a)	19,655
2,047	Western Union Co.	35,700
129	Wright Medical Group, Inc.(a)	1,894
85	XenoPort, Inc.(a)	406
54	XOMA Ltd. (Bermuda)(a) (b)	78
584	Zimmer Holdings, Inc.(a)	29,521
		1,812,140

	Energy - 7.4%
168	ATP Oil & Gas Corp.(a) (b)	1,233
1,421	Baker Hughes, Inc.	77,601
6,526	Chevron Corp.	671,003
2,998	Halliburton Co.	110,326
172	Headwaters, Inc.(a)	440
168	Oil States International, Inc.(a)	12,642
2,440	Weatherford International Ltd. (Switzerland)(a)	36,991
		910,236

	Financial - 4.4%
1,682	Allstate Corp.	45,061
1,152	American Capital Ltd.(a)	8,029
4,016	Bank of New York Mellon Corp.	78,151
1,498	Capital One Financial Corp.	66,901
654	CIT Group, Inc.(a)	22,144
9,506	Citigroup, Inc.	261,225
486	East West Bancorp, Inc.	9,511
357	FirstMerit Corp.	5,216
277	Hancock Holding Co.	8,458
1,451	Hartford Financial Services Group, Inc.	25,770
121	Investment Technology Group, Inc.(a)	1,289
577	NASDAQ OMX Group, Inc.(a)	15,146
		546,901

	Industrial - 13.7%
2,311	3M Co.	187,284
142	Advanced Energy Industries, Inc.(a)	1,417
167	American Superconductor Corp.(a) (b)	663
2,876	AU Optronics Corp., ADR (Taiwan)	13,862
338	Bemis Co., Inc.	9,968
2,422	Boeing Co.	166,367
846	Capstone Turbine Corp.(a) (b)	880
538	Cooper Industries PLC (Ireland)	29,875
604	Dover Corp.	33,202
224	Energizer Holdings, Inc.(a)	16,191
139	Energy Conversion Devices, Inc.(a) (b)	46
520	FLIR Systems, Inc.	13,967
632	Garmin Ltd. (Switzerland)(b)	23,125
170	General Cable Corp.(a)	4,505
34,531	General Electric Co.	549,388
468	Gentex Corp.	13,797
473	GrafTech International Ltd.(a)	6,830
1,268	Graphic Packaging Holding Co.(a)	5,617
2,520	Honeywell International, Inc.	136,458
143	Kemet Corp.(a)	1,184
264	Kennametal, Inc.	10,061
2,332	LG Display Co. Ltd., ADR (South Korea)	27,401
1,092	Lockheed Martin Corp.	85,340
430	Louisiana-Pacific Corp.(a)	3,431
430	Manitowoc Co., Inc.	4,760
352	Microvision, Inc.(a)	159
571	Molex, Inc.	14,241
221	Nordson Corp.	10,400
88	Overseas Shipholding Group, Inc.(b)	928
393	Owens Corning(a)	11,279
369	PerkinElmer, Inc.	6,982
1,151	Raytheon Co.	52,451
467	Rockwell Automation, Inc.	35,039
227	Sanmina-SCI Corp.(a)	1,923
626	Sealed Air Corp.	11,030
167	SPX Corp.	10,588
549	Stanley Black & Decker, Inc.	35,921
1,411	TE Connectivity Ltd. (Switzerland)	44,743
903	Textron, Inc.	17,545
1,243	Thermo Fisher Scientific, Inc.(a)	58,732
400	Trimble Navigation Ltd.(a)	17,232
342	USG Corp.(a) (b)	3,348
541	Valence Technology, Inc.(a)	493
542	Vishay Intertechnology, Inc.(a)	5,360
		1,684,013

	Technology - 34.2%
1,599	Adobe Systems, Inc.(a)	43,845
2,252	Advanced Micro Devices, Inc.(a)	12,814
4,398	Advanced Semiconductor Engineering, Inc., ADR (Taiwan)	19,791
600	Akamai Technologies, Inc.(a)	17,346
1,047	Altera Corp.	39,441
646	Amkor Technology, Inc.(a)	2,868
976	Analog Devices, Inc.	34,023
4,291	Applied Materials, Inc.	46,257
192	Applied Micro Circuits Corp.(a)	1,432
318	Ariba, Inc.(a)	9,651
1,518	Atmel Corp.(a)	13,465
800	Avago Technologies Ltd. (Singapore)	23,936
297	Axcelis Technologies, Inc.(a)	377
1,743	Broadcom Corp., Class A	52,891
1,598	Brocade Communications Systems, Inc.(a)	8,597
877	Cadence Design Systems, Inc.(a)	9,594
195	Cirrus Logic, Inc.(a)	3,177
146	CommVault Systems, Inc.(a)	7,246
506	Computer Sciences Corp.	12,362
378	Cree, Inc.(a)	9,405
507	Cypress Semiconductor Corp.	9,669
302	EMCORE Corp.(a)	287
226	Emulex Corp.(a)	1,785
440	Entegris, Inc.(a)	3,709
417	Fairchild Semiconductor International, Inc.(a)	5,400
499	Fortinet, Inc.(a)	11,971
6,474	Hewlett-Packard Co.	180,948
451	Integrated Device Technology, Inc.(a)	2,616
17,107	Intel Corp.	426,135
3,839	International Business Machines Corp.	721,732
228	International Rectifier Corp.(a)	4,795
410	Intersil Corp., Class A	4,358
543	KLA-Tencor Corp.	25,032
400	LAM Research Corp.(a)	16,308
326	Lattice Semiconductor Corp.(a)	2,246
234	Lexmark International, Inc., Class A	7,830
756	Linear Technology Corp.	23,156
1,867	LSI Corp.(a)	10,493
222	Magma Design Automation, Inc.(a)	1,270
1,972	Marvell Technology Group Ltd. (Bermuda)(a)	27,845
750	MEMC Electronic Materials, Inc.(a)	3,128
358	Mentor Graphics Corp.(a)	4,561
202	Micrel, Inc.	2,101
621	Microchip Technology, Inc.(b)	21,679
3,217	Micron Technology, Inc.(a)	19,270
282	Microsemi Corp.(a)	5,008
27,403	Microsoft Corp.	700,969
112	Mindspeed Technologies, Inc.(a)	577
171	MIPS Technologies, Inc.(a)	821
512	NCR Corp.(a)	8,955
1,201	NetApp, Inc.(a)	44,233
227	Novellus Systems, Inc.(a)	7,859
1,968	NVIDIA Corp.(a)	30,760
816	NXP Semiconductor NV (Netherlands)(a)	13,790
165	Omnivision Technologies, Inc.(a)	1,780
1,461	ON Semiconductor Corp.(a)	11,001
16,432	Oracle Corp.	515,143
196	Photronics, Inc.(a)	1,135
762	PMC - Sierra, Inc.(a)	4,260
5,474	Qualcomm, Inc.	299,975
372	Rambus, Inc.(a)	2,969
177	RealD, Inc.(a) (b)	1,696
362	Rovi Corp.(a)	10,046
780	SanDisk Corp.(a)	38,462
1,366	Seagate Technology PLC (Ireland)	23,359
263	Silicon Image, Inc.(a)	1,291
143	Silicon Laboratories, Inc.(a)	6,180
2,030	Siliconware Precision Industries Co., ADR (Taiwan)	9,318
117	Smith Micro Software, Inc.(a)	121
469	Synopsys, Inc.(a)	13,118
16,882	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	218,115
549	Teradata Corp.(a)	29,772
607	Teradyne, Inc.(a)	8,170
3,764	Texas Instruments, Inc.	113,296
589	Trident Microsystems, Inc.(a)	150
537	TriQuint Semiconductor, Inc.(a)	2,347
123	Unisys Corp.(a)	2,970
8,524	United Microelectronics Corp., ADR (Taiwan)(b)	19,520
106	USA Technologies, Inc.(a)	114
133	Veeco Instruments, Inc.(a) (b)	3,310
8,005	Wipro Ltd., ADR (India)(b)	76,848
4,571	Xerox Corp.	37,254
864	Xilinx, Inc.	28,261
		4,199,795

	Total Common Stocks - 99.7%
	(Cost $13,145,285)	12,247,609

	Exchange Traded Fund - 0.1%
104	SPDR S&P 500 ETF Trust	13,012
	(Cost $12,930)

	Total Long-Term Investments - 99.8%
	(Cost $13,158,215)	12,260,621

	Investments of Collateral for Securities Loaned - 1.6%
194,317	BNY Mellon Securities Lending Overnight Fund, 0.125%(c) (d)	194,317
	(Cost $194,317)

	Total Investments - 101.4%
	(Cost $13,352,532)	12,454,938
	Liabilities in excess of Other Assets - (1.4%)	(177,053)
	Net Assets - 100.0%	$12,277,885

ADR - American Depositary Receipt
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
S&P - Standard & Poor's

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2011.
(c)
At November 30, 2011, the total market value of the Fund's securities on loan was $206,236 and the total market value of the collateral held by the Fund was $214,133, consisting of cash collateral of $194,317 and U.S. Government and Agency securities valued at $19,816.

(d)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2011.

Country Allocation*
United States	87.0%
Japan	5.0%
Taiwan	2.3%
Ireland	1.2%
Sweden	0.9%
Switzerland	0.9%
South Korea	0.7%
India	0.6%
Finland	0.6%
Bermuda	0.2%
Netherlands	0.2%
Singapore	0.2%
France	0.1%
Cayman Islands	0.1%
United Kingdom	0.0%**
* Subject to change daily. Based on long-term investments.
** Less than 0.1%

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 13,355,894	$ 393,763	$(1,294,719)	$ (900,956)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$12,248	$-	$-	$12,248
Exchange-Traded Fund	$13	-	-	13
Investments of Collateral for Securities Loaned	194	-	-	194
Total	$12,455	$-	$-	$12,455

There were no transfers between levels.

RYJ Guggenheim Raymond James SB-1 Equity ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 96.4%
	Communications - 13.1%
7,484	AboveNet, Inc.	$447,094
30,919	Active Network, Inc.(a)	392,053
13,543	ADTRAN, Inc.	447,325
7,236	American Tower Corp., Class A	426,924
3,362	Baidu, Inc., ADR (Cayman Islands)(a)	440,388
11,294	CenturyLink, Inc.	423,751
36,753	Ciena Corp.(a)	445,079
27,902	Cogent Communications Group, Inc.(a)	474,613
13,770	Comtech Telecommunications Corp.	417,093
20,169	Constant Contact, Inc.(a)	441,298
10,223	Crown Castle International Corp.(a)	432,637
4,203	Equinix, Inc.(a)	420,384
12,122	Harris Corp.	431,543
60,903	Iridium Communications, Inc.(a)	433,020
42,129	JDS Uniphase Corp.(a)	462,577
30,590	Knology, Inc.(a)	435,908
40,120	KVH Industries, Inc.(a)	312,134
29,089	Lumos Networks Corp.	425,572
34,226	NIC, Inc.	444,938
18,931	NII Holdings, Inc.(a)	435,602
10,780	SBA Communications Corp., Class A(a)	440,794
23,238	tw telecom, Inc.(a)	436,642
27,132	ValueClick, Inc.(a)	419,461
20,149	Vocus, Inc.(a)	427,562
12,918	WebMD Health Corp.(a)	467,890
		10,782,282

	Consumer, Cyclical - 21.0%
6,005	Advance Auto Parts, Inc.	415,666
24,450	Ameristar Casinos, Inc.	427,875
21,445	Arctic Cat, Inc.(a)	426,327
12,229	Arrow Electronics, Inc.(a)	447,092
15,879	Ascena Retail Group, Inc.(a)	436,990
1,249	AutoZone, Inc.(a)	410,147
6,963	Bed Bath & Beyond, Inc.(a)	421,331
11,002	Big Lots, Inc.(a)	441,290
18,401	Brinker International, Inc.	443,096
27,998	Carmike Cinemas, Inc.(a)	211,105
13,232	Carnival Corp. (Panama)	439,302
21,723	Cinemark Holdings, Inc.	425,554
42,998	Cost Plus, Inc.(a)	347,854
6,057	Culp, Inc.(a)	50,091
9,469	DineEquity, Inc.(a)	445,801
2,406	Dixie Group, Inc.(a)	6,857
5,263	Dollar Tree, Inc.(a)	428,882
7,225	Family Dollar Stores, Inc.	429,309
11,585	Harley-Davidson, Inc.	425,980
22,056	Herman Miller, Inc.	476,189
11,055	Home Depot, Inc.	433,577
38,398	Houston Wire & Cable Co.	431,210
23,550	Ingram Micro, Inc., Class A(a)	424,136
31,014	Knoll, Inc.	470,172
43,260	La-Z-Boy, Inc.(a)	428,274
26,421	Lumber Liquidators Holdings, Inc.(a)	447,572
28,293	Newell Rubbermaid, Inc.	432,883
5,335	O'Reilly Automotive, Inc.(a)	412,075
33,403	Pier 1 Imports, Inc.(a)	453,947
44,257	Pinnacle Entertainment, Inc.(a)	467,796
7,187	Polaris Industries, Inc.	431,939
16,654	Red Robin Gourmet Burgers, Inc.(a)	442,663
29,580	Regal Entertainment Group, Class A	421,515
22,638	Select Comfort Corp.(a)	419,482
26,772	Skullcandy, Inc.(a)	396,761
24,735	Spirit Airlines, Inc.(a)	398,976
8,072	Stanley Furniture Co., Inc.(a)	24,216
9,288	Starwood Hotels & Resorts Worldwide, Inc.	442,852
64,508	Steelcase, Inc., Class A	505,743
8,240	Tempur-Pedic International, Inc.(a)	449,986
5,957	Tractor Supply Co.	430,274
7,087	Wal-Mart Stores, Inc.	417,424
8,858	WESCO International, Inc.(a)	451,404
		17,191,615

	Consumer, Non-cyclical - 7.4%
18,554	Alere, Inc.(a)	433,978
4,331	Alliance Data Systems Corp.(a)	443,538
11,206	AmerisourceBergen Corp.	416,303
8,410	Automatic Data Processing, Inc.	429,667
7,813	Carriage Services, Inc.	45,550
9,405	Covidien PLC (Ireland)	428,398
9,751	Global Payments, Inc.	431,287
25,294	HealthSouth Corp.(a)	437,080
10,105	ICU Medical, Inc.(a)	444,721
11,181	LifePoint Hospitals, Inc.(a)	438,631
23,857	Meridian Bioscience, Inc.	456,384
31,897	Merit Medical Systems, Inc.(a)	443,049
43,540	Service Corp. International	446,285
31,859	TMS International Corp., Class A(a)	318,590
4,529	Visa, Inc., Class A	439,177
		6,052,638

	Energy - 15.7%
21,435	Alpha Natural Resources, Inc.(a)	514,440
39,840	Amyris, Inc.(a) (b)	448,997
4,643	Apache Corp.	461,700
24,114	Basic Energy SVS(a)	454,308
151,571	BPZ Resources, Inc.(a)	483,512
8,710	Cameron International Corp.(a)	470,253
4,368	Chevron Corp.	449,118
6,843	Cimarex Energy Co.	459,028
13,212	Complete Production Services, Inc.(a)	460,702
4,458	Concho Resources, Inc.(a)	453,022
11,424	Consol Energy, Inc.	475,695
6,505	Continental Resources, Inc.(a) (b)	459,188
12,989	Dawson Geophysical Co.(a)	453,056
15,140	Energy XXI Bermuda Ltd. (Bermuda)(a)	476,002
12,678	Halliburton Co.	466,550
7,421	Hess Corp.	446,893
6,249	National Oilwell Varco, Inc.	448,053
12,421	Noble Corp. (Switzerland)	428,897
6,361	Oil States International, Inc.(a)	478,665
21,098	Patterson-UTI Energy, Inc.	443,480
4,818	Pioneer Natural Resources Co.	455,494
32,673	Resolute Energy Corp.(a)	442,719
15,911	Superior Energy Services, Inc.(a)	472,716
54,557	Tetra Technologies, Inc.(a)	500,833
9,024	Transocean Ltd. (Switzerland)	386,678
9,038	Unit Corp.(a)	457,504
30,637	Weatherford International Ltd. (Switzerland)(a)	464,457
9,769	Whiting Petroleum Corp.(a)	454,356
		12,866,316

	Financial - 23.0%
17,289	Agree Realty Corp., REIT	421,679
39,258	American Equity Investment Life Holding Co.	434,194
26,525	Associated Estates Realty Corp., REIT	428,114
77,985	Bank of America Corp.	424,238
22,778	Bank of New York Mellon Corp.	443,260
19,045	BB&T Corp.	441,273
24,344	BioMed Realty Trust, Inc., REIT	433,567
42,755	Cardinal Financial Corp.	457,051
17,062	Citigroup, Inc.	468,864
17,514	Comerica, Inc.	441,703
16,884	Community Bank System, Inc.	446,075
6,480	Digital Realty Trust, Inc., REIT	411,480
19,208	DuPont Fabros Technology, Inc., REIT	432,756
49,470	E*Trade Financial Corp.(a)	454,135
3,278	Essex Property Trust, Inc., REIT	435,482
36,787	Fifth Third Bancorp	444,755
27,776	First Financial Bancorp	441,083
37,715	Glacier Bancorp, Inc.	452,957
14,603	Hancock Holding Co.	445,903
14,181	Hudson Valley Holding Corp.	288,583
85,601	Huntington Bancshares, Inc.	449,405
8,723	Iberiabank Corp.	434,580
14,156	JPMorgan Chase & Co.	438,411
21,433	Lakeland Bancorp, Inc.	185,395
18,252	Lakeland Financial Corp	447,539
22,934	Lincoln National Corp.	462,808
14,162	Marsh & McLennan Cos., Inc.	427,551
14,446	MetLife, Inc.	454,760
6,669	MidSouth Bancorp, Inc.	85,096
16,423	NASDAQ OMX Group, Inc.(a)	431,104
54,557	National Penn Bancshares, Inc.	454,460
35,429	New York Community Bancorp, Inc.	426,565
15,651	NYSE Euronext	446,993
3,701	Pacific Premier Bancorp, Inc.(a)	24,390
34,052	People's United Financial, Inc.	423,947
8,216	PNC Financial Services Group, Inc.	445,389
10,873	Post Properties, Inc., REIT	434,811
22,934	Progressive Corp.	432,535
20,240	Protective Life Corp.	449,126
15,651	Texas Capital Bancshares, Inc.(a)	451,688
16,778	US Bancorp	434,886
35,221	Virginia Commerce Bancorp, Inc.(a)	235,276
23,616	Webster Financial Corp.	465,235
17,149	Wells Fargo & Co.	443,473
15,639	Wintrust Financial Corp.	434,608
27,268	Zions Bancorporation	438,742
		18,905,925

	Industrial - 4.6%
14,921	Avnet, Inc.(a)	444,497
50,259	Casella Waste Systems, Inc., Class A(a)	312,611
21,885	Jabil Circuit, Inc.	443,609
6,419	Kansas City Southern(a)	436,685
5,724	Norfolk Southern Corp.	432,391
19,715	Progressive Waste Solutions Ltd. (Canada)	410,466
31,158	RailAmerica, Inc.(a)	437,770
6,694	Stanley Black & Decker, Inc.	437,988
12,755	Waste Connections, Inc.	417,981
		3,773,998

	Technology - 11.1%
21,791	Allscripts Healthcare Solutions, Inc.(a)	424,053
11,813	Altera Corp.	444,996
12,490	Analog Devices, Inc.	435,401
12,115	BMC Software, Inc.(a)	432,021
9,363	Computer Programs & Systems, Inc.	425,080
28,353	Dell, Inc.(a)	446,843
21,888	Diodes, Inc.(a)	448,704
18,427	EMC Corp.(a)	424,005
34,877	Fairchild Semiconductor International, Inc.(a)	451,657
79,055	LSI Corp.(a)	444,289
44,848	MedAssets, Inc.(a)	428,747
73,172	Micron Technology, Inc.(a)	438,300
25,878	Microsemi Corp.(a)	459,593
18,112	Nuance Communications, Inc.(a)	445,193
28,696	NVIDIA Corp.(a)	448,519
32,603	Pericom Semiconductor Corp.(a)	253,977
19,245	Semtech Corp.(a)	446,484
27,013	SS&C Technologies Holdings, Inc.(a)	433,559
17,871	SuccessFactors, Inc.(a)	457,498
33,515	Tangoe, Inc.(a)	455,134
10,089	VeriFone Systems, Inc.(a)	442,403
		9,086,456

	Utilities - 0.5%
7,514	National Fuel Gas Co.	435,436

	Total Common Stocks - 96.4%
	(Cost $77,996,412)	79,094,666

	Master Limited Partnerships - 3.5%
	Consumer, Non-cyclical - 0.5%
15,186	Teekay Offshore Partners, LP (Marshall Islands)	423,538

	Energy - 2.5%
9,138	Enterprise Products Partners, LP	415,688
6,351	EV Energy Partners, LP	433,456
11,457	Linn Energy, LLC	417,149
21,355	SandRidge Permian Trust	408,094
19,910	Voc Energy Trust	412,933
		2,087,320

	Industrial - 0.5%
13,039	Teekay LNG Partners, LP (Marshall Islands)	419,725

	Total Master Limited Partnerships - 3.5%
	(Cost $2,622,023)	2,930,583

	Total Long-Term Investments - 99.9%
	(Cost $80,618,435)	82,025,249

	Investments of Collateral for Securities Loaned - 0.6%
488,358	BNY Mellon Securities Lending Overnight Fund, 0.1250%(c) (d)	488,358
	(Cost $488,358)

	Total Investments - 100.5%
	(Cost $81,106,793)	82,513,607
	Liabilities in excess of Other Assets - (0.5%)	(447,799)
	Net Assets - 100.0%	$ 82,065,808

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2011.
(c)	At November 30, 2011, the total market value of the Fund's securities on loan was $476,619 and the total market value of the collateral held by the Fund was $488,358.
(d)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	94.7%
Switzerland	1.6%
Marshall Islands	1.0%
Bermuda	0.6%
Cayman Islands	0.6%
Panama	0.5%
Ireland	0.5%
Canada	0.5%
* Subject to change daily and percentages are based on total long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2011.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 82,680,770	$ 5,906,234	$ (6,073,397)	$ (167,163)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
November 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$79,095	$-	$-	$79,095
Master Limited Partnerships	2,931	-	-	2,931
Investments of Collateral for Securities Loaned	488	-	-	488
Total	$82,514	$-	$-	$82,514

There were no transfers between levels.

XRO Guggenheim Sector Rotation ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.6%
	Basic Materials - 11.6%
1,034	Allied Nevada Gold Corp.(a)	$37,110
2,276	Celanese Corp., Series A	105,811
1,211	CF Industries Holdings, Inc.	169,298
2,193	Cliffs Natural Resources, Inc.	148,707
3,058	Ecolab, Inc.	174,367
3,015	MeadWestvaco Corp.	89,998
1,127	Molycorp, Inc.(a) (b)	38,149
3,114	Monsanto Co.	228,723
1,159	Randgold Resources Ltd., ADR (Channel Islands)	123,909
1,099	Rockwood Holdings, Inc.(a)	48,972
1,156	Royal Gold, Inc.	94,156
1,366	Valhi, Inc.	85,375
		1,344,575

	Communications - 11.5%
7,337	CBS Corp., Class B	191,055
1,582	Charter Communications, Inc.(a)	83,640
6,427	DISH Network Corp., Class A	157,911
833	Equinix, Inc.(a)	83,317
4,355	Expedia, Inc.	121,134
4,133	Liberty Global, Inc., Class A(a)	162,799
1,119	Liberty Media Corp. - Liberty Capital(a)	85,357
2,015	Polycom, Inc.(a)	34,054
2,169	Rackspace Hosting, Inc.(a)	94,091
1,034	SINA Corp. (Cayman Islands)(a)	68,327
1,654	TIBCO Software, Inc.(a)	45,320
4,825	Viacom, Inc., Class B	215,967
		1,342,972

	Consumer, Cyclical - 12.8%
1,852	BorgWarner, Inc.(a)	122,084
1,316	Cintas Corp.	40,006
397	Deckers Outdoor Corp.(a)	43,251
1,384	Fossil, Inc.(a)	123,993
2,208	Genuine Parts Co.	129,168
3,265	Harley-Davidson, Inc.	120,054
1,533	LKQ Corp.(a)	46,802
1,153	Ralph Lauren Corp.	163,565
703	Tempur-Pedic International, Inc.(a)	38,391
558	Under Armour, Inc., Class A(a)	45,382
1,230	VF Corp.	170,589
1,000	WW Grainger, Inc.	186,900
2,598	Wyndham Worldwide Corp.	92,099
1,352	Wynn Resorts Ltd.	162,997
		1,485,281

	Consumer, Non-cyclical - 14.5%
799	Alliance Data Systems Corp.(a) (b)	81,826
1,870	Apollo Group, Inc., Class A(a)	90,658
3,964	Automatic Data Processing, Inc.	202,521
642	Catalyst Health Solutions, Inc.(a)	33,397
3,566	CIGNA Corp.	157,724
2,572	Genpact Ltd. (Bermuda)(a)	40,046
5,562	H&R Block, Inc.	87,490
3,547	Iron Mountain, Inc.	107,722
588	Mastercard, Inc., Class A	220,235
3,683	Moody's Corp.	127,837
656	Morningstar, Inc.	39,524
2,187	Total System Services, Inc.	43,827
1,238	Towers Watson & Co., Class A	80,668
2,130	Verisk Analytics, Inc., Class A(a)	83,666
2,181	Visa, Inc., Class A	211,492
1,271	Weight Watchers International, Inc.	74,697
		1,683,330

	Diversified - 0.7%
3,263	Leucadia National Corp.	76,420

	Financial - 20.8%
4,163	American Express Co.	199,990
3,562	AON Corp.	163,745
4,576	Arch Capital Group Ltd. (Bermuda)(a)	172,836
1,310	AvalonBay Communities, Inc., REIT	163,553
1,678	Boston Properties, Inc., REIT	160,048
3,773	Capital One Financial Corp.	168,502
6,517	Discover Financial Services	155,235
2,884	Equity Residential, REIT	159,168
521	Erie Indemnity Co., Class A	38,445
617	Essex Property Trust, Inc., REIT	81,968
2,439	Fidelity National Financial, Inc., Class A	38,707
5,635	Marsh & McLennan Cos., Inc.	170,121
1,679	Public Storage, REIT	221,460
1,700	Simon Property Group, Inc., REIT	211,378
9,008	SLM Corp.	116,023
92	White Mountains Insurance Group Ltd. (Bermuda)	39,045
2,154	Willis Group Holdings PLC (Ireland)	75,950
2,493	WR Berkley Corp.	85,036
		2,421,210

	Industrial - 13.7%
2,420	Crown Holdings, Inc.(a)	78,190
582	Gardner Denver, Inc.	49,889
3,529	Garmin Ltd. (Switzerland)	129,126
1,539	Gentex Corp.	45,370
2,050	JB Hunt Transport Services, Inc.	93,726
1,482	Kansas City Southern(a)	100,820
703	Kirby Corp.(a)	45,189
2,574	Lockheed Martin Corp.	201,158
3,064	Norfolk Southern Corp.	231,455
1,745	Pall Corp.	95,085
1,202	Precision Castparts Corp.	198,030
2,797	Sensata Technologies Holding NV (Netherlands)(a)	87,406
1,391	Stericycle, Inc.(a)	112,699
907	TransDigm Group, Inc.(a)	87,453
1,095	Waste Connections, Inc.	35,883
		1,591,479

	Technology - 14.0%
3,548	Accenture PLC, Class A (Ireland)	205,536
490	Apple, Inc.(a)	187,278
2,836	Check Point Software Technologies Ltd. (Israel)(a)	156,944
13,211	Dell, Inc.(a)	208,205
5,486	Electronic Arts, Inc.(a)	127,220
1,069	International Business Machines Corp.	200,972
7,146	LSI Corp.(a)	40,161
733	Solera Holdings, Inc.	34,686
2,095	Teradata Corp.(a)	113,612
2,325	VMware, Inc., Class A(a)	224,781
4,088	Xilinx, Inc.	133,718
		1,633,113

	Total Common Stocks - 99.6%
	(Cost $10,807,593)	11,578,380

	Master Limited Partnership - 0.3%
	Consumer, Cyclical - 0.3%
1,024	Icahn Enterprises, LP	38,860
	(Cost $36,693)

	Total Long-Term Investments - 99.9%
	(Cost $10,844,286)	11,617,240

	Investments of Collateral for Securities Loaned - 0.2%
29,390	BNY Mellon Securities Lending Overnight Fund, 0.125%(c) (d)	29,390
	(Cost $29,390)

	Total Investments - 100.1%
	(Cost $10,873,676)	11,646,630
	Liabilities in excess of Other Assets - (0.1%)	(17,323)
	Net Assets - 100.0%	$ 11,629,307

ADR - American Depositary Receipt
LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2011.
(c)
At November 30, 2011, the total market value of the Fund's securities on loan was $106,571 and the total market value of the collateral held by the Fund was $111,852, consisting of cash collateral of $29,390 and U.S. Government and Agency securities valued at $82,462.

(d)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2011.

Country Allocation*
United States	90.5%
Ireland	2.4%
Bermuda	2.2%
Israel	1.4%
Switzerland	1.1%
Channel Islands	1.1%
Netherlands	0.7%
Cayman Islands	0.6%
* Subject to change daily. Based on long-term investments.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 10,873,676	$ 1,081,895	$ (308,941)	$ 772,954

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$11,579	$-	$-	$11,579
Master Limited Partnership	39	-	-	39
Investments of Collateral for Securities Loaned	29	-	-	29
Total	$11,647	$-	$-	$11,647

There were no transfers between levels.

CSD Guggenheim Spin-Off ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 93.7%
	Basic Materials - 4.6%
24,098	Clearwater Paper Corp.(a)	$848,009

	Communications - 16.2%
31,781	AOL, Inc.(a)	455,739
35,402	EchoStar Corp., Class A(a)	778,136
16,506	Scripps Networks Interactive, Inc., Class A	657,269
108,554	TeleCommunication Systems, Inc., Class A(a)	292,010
13,708	Time Warner Cable, Inc.	829,060
		3,012,214

	Consumer, Cyclical - 9.6%
29,001	HSN, Inc.	1,038,236
53,053	Interval Leisure Group, Inc.(a)	743,272
		1,781,508

	Consumer, Non-cyclical - 41.6%
28,714	Ascent Capital Group, Inc., Class A(a)	1,336,063
29,592	CareFusion Corp.(a)	733,290
19,997	Dr Pepper Snapple Group, Inc.	730,490
33,817	Hillenbrand, Inc.	768,660
22,364	Lender Processing Services, Inc.	424,022
10,128	Lorillard, Inc.	1,130,487
57,855	Myrexis, Inc.(a)	153,894
16,582	Philip Morris International, Inc.	1,264,212
50,977	Total System Services, Inc.	1,021,579
25,420	Tree.com, Inc.(a)	139,810
		7,702,507

	Financial - 14.9%
26,837	Altisource Portfolio Solutions SA (Luxembourg)(a)	1,277,709
39,616	Forestar Group, Inc.(a)	602,163
11,612	Virtus Investment Partners, Inc.(a)	881,235
		2,761,107

	Industrial - 6.8%
43,047	John Bean Technologies Corp.	708,554
36,763	Quanex Building Products Corp.	554,386
		1,262,940

	Total Common Stocks - 93.7%
	(Cost $16,378,915)	17,368,285

	Master Limited Partnership - 6.1%
	Utilities - 6.1%
44,180	Brookfield Infrastructure Partners, LP (Bermuda)(b)	1,133,217
	(Cost $808,414)

	Total Long-Term Investments - 99.8%
	(Cost $17,187,329)	18,501,502

	Investments of Collateral for Securities Loaned - 0.3%
54,075	BNY Mellon Securities Lending Overnight Fund, 0.1250%(c) (d)	54,075
	(Cost $54,075)

	Total Investments - 100.1%
	(Cost $17,241,404)	18,555,577
	Liabilities in excess of Other Assets - (0.1%)	(22,164)
	Net Assets - 100.0%	$ 18,533,413

LP - Limited Partnership
SA - Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2011.
(c)	At November 30, 2011, the total market value of the Fund's securities on loan was $53,004 and the total market value of the collateral held by the Fund was $54,075.
(d)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2011.

Country Allocation*
United States	87.0%
Luxeumbourg	6.9%
Bermuda	6.1%

* Subject to change daily. Based on long-term investments.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 17,249,173	$ 2,810,262	$ (1,503,858)	$ 1,306,404

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
November 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$17,369	$-	$-	$17,369
Master Limited Partnership	1,133	-	-	1,133
Investments of Collateral for Securities Loaned	54	-	-	54
Total	$18,556	$-	$-	$18,556

There were no transfers between levels.

WXSP Wilshire 4500 Completion ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 99.7%
	Basic Materials - 4.3%
78	A. Schulman, Inc.	$1,612
222	Albemarle Corp.	12,106
228	Allied Nevada Gold Corp.(a)	8,183
62	AMCOL International Corp.	2,054
145	Ashland, Inc.	8,065
84	Balchem Corp.	3,486
251	Boise, Inc.	1,498
106	Buckeye Technologies, Inc.	3,284
141	Cabot Corp.	4,678
102	Carpenter Technology Corp.	5,522
332	Celanese Corp., Series A	15,435
167	Century Aluminum Co.(a)	1,608
211	Chemtura Corp.(a)	2,458
66	Clearwater Paper Corp.(a)	2,323
216	Coeur d'Alene Mines Corp.(a)	6,322
274	Commercial Metals Co.	3,831
95	Compass Minerals International, Inc.	7,282
113	Cytec Industries, Inc.	5,329
35	Deltic Timber Corp.	2,242
83	Domtar Corp.	6,518
235	Ferro Corp.(a)	1,365
80	Georgia Gulf Corp.(a)	1,537
227	Globe Specialty Metals, Inc.	3,389
61	Hawkins, Inc.	2,410
107	HB Fuller Co.	2,467
619	Hecla Mining Co.	3,832
149	Horsehead Holding Corp.(a)	1,384
433	Huntsman Corp.	4,733
71	Innophos Holdings, Inc.	3,497
113	Intrepid Potash, Inc.(a)	2,617
43	Kaiser Aluminum Corp.	2,004
151	KapStone Paper and Packaging Corp.(a)	2,504
56	Kraton Performance Polymers, Inc.(a)	1,177
51	Materion Corp.(a)	1,254
35	Minerals Technologies, Inc.	2,030
140	Molycorp, Inc.(a) (b)	4,739
24	NewMarket Corp.	4,749
177	Olin Corp.	3,363
65	OM Group, Inc.(a)	1,479
561	Paramount Gold and Silver Corp.(a) (b)	1,481
130	PH Glatfelter Co.	1,885
230	PolyOne Corp.	2,475
161	Reliance Steel & Aluminum Co.	7,907
140	Rockwood Holdings, Inc.(a)	6,238
122	Royal Gold, Inc.	9,937
261	RPM International, Inc.	6,160
50	Schnitzer Steel Industries, Inc., Class A	2,320
43	Schweitzer-Mauduit International, Inc.	3,062
107	Sensient Technologies Corp.	4,041
280	Solutia, Inc.(a)	4,458
388	Southern Copper Corp.	12,078
467	Steel Dynamics, Inc.	6,155
31	Stepan Co.	2,518
247	Stillwater Mining Co.(a)	2,695
272	US Gold Corp.(a) (b)	1,129
199	Valspar Corp.	7,339
165	Wausau Paper Corp.	1,274
46	Westlake Chemical Corp.	1,932
129	WR Grace & Co.(a)	5,375
62	Zep, Inc.	874
		245,699

	Communications - 7.1%
44	AboveNet, Inc.	2,629
121	Acme Packet, Inc.(a)	4,045
121	ADTRAN, Inc.	3,997
151	AMC Networks, Inc., Class A(a)	5,436
80	Ancestry.com, Inc.(a)	1,897
52	Anixter International, Inc.(a)	3,193
262	AOL, Inc.(a)	3,757
280	Arris Group, Inc.(a)	3,010
257	Aruba Networks, Inc.(a) (b)	5,423
267	Belo Corp., Class A	1,562
84	Black Box Corp.	2,397
30	Blue Nile, Inc.(a) (b)	1,140
67	Broadsoft, Inc.(a)	2,350
86	Charter Communications, Inc.(a)	4,547
263	Ciena Corp.(a)	3,185
543	Cincinnati Bell, Inc.(a)	1,596
105	Clear Channel Outdoor Holdings, Inc., Class A(a)	1,188
146	Cogent Communications Group, Inc.(a)	2,483
116	comScore, Inc.(a)	2,305
74	Comtech Telecommunications Corp.	2,241
87	Consolidated Communications Holdings, Inc.	1,607
90	Constant Contact, Inc.(a)	1,969
653	Crown Castle International Corp.(a)	27,635
112	DealerTrack Holdings, Inc.(a)	2,901
152	Dice Holdings, Inc.(a)	1,181
64	Digital Generation, Inc.(a)	742
89	Digital River, Inc.(a)	1,423
117	DigitalGlobe, Inc.(a)	1,743
425	DISH Network Corp., Class A	10,442
285	EarthLink, Inc.	1,796
131	EchoStar Corp., Class A(a)	2,879
62	Equinix, Inc.(a)	6,201
271	EW Scripps Co.(a)	2,304
96	FactSet Research Systems, Inc.	8,950
249	Finisar Corp.(a)	4,592
65	GeoEye, Inc.(a)	1,234
307	Harmonic, Inc.(a)	1,649
383	Harte-Hanks, Inc.	3,485
181	IAC/InterActiveCorp	7,580
253	Infinera Corp.(a) (b)	1,746
142	InfoSpace, Inc.(a)	1,369
111	InterDigital, Inc.(b)	4,880
234	IntraLinks Holdings, Inc.(a)	1,233
67	IPG Photonics Corp.(a)	2,568
164	Ixia(a)	1,804
110	j2 Global Communications, Inc.	2,982
119	John Wiley & Sons, Inc., Class A	5,724
147	Knology, Inc.(a)	2,095
202	Lamar Advertising Co., Class A(a)	4,907
202	Leap Wireless International, Inc.(a)	1,832
413	Level 3 Communications, Inc.(a)	8,512
302	Liberty Global, Inc., Class A(a)	11,896
1,233	Liberty Media Corp. - Interactive, Class A(a)	20,049
260	Liberty Media Corp. - Liberty Capital(a)	19,827
73	LogMeIn, Inc.(a)	3,140
159	LoopNet, Inc.(a)	2,870
57	Loral Space & Communications, Inc.(a)	3,543
59	Lumos Networks Corp.	863
73	Meredith Corp.(b)	2,117
83	Netgear, Inc.(a)	3,153
148	NeuStar, Inc., Class A(a)	4,994
115	Neutral Tandem, Inc.(a)	1,243
476	New York Times Co., Class A(a) (b)	3,465
255	NIC, Inc.	3,315
334	NII Holdings, Inc.(a)	7,685
60	NTELOS Holdings Corp.	1,256
96	NutriSystem, Inc.	1,117
70	OpenTable, Inc.(a) (b)	2,476
90	Oplink Communications, Inc.(a)	1,486
388	PAETEC Holding Corp.(a)	2,084
94	Plantronics, Inc.	3,239
346	Polycom, Inc.(a)	5,847
135	Powerwave Technologies, Inc.(a)	313
162	Quinstreet, Inc.(a)	1,500
249	Rackspace Hosting, Inc.(a)	10,802
134	Responsys, Inc.(a)	1,118
631	RF Micro Devices, Inc.(a)	3,931
250	Sapient Corp.	3,070
222	SBA Communications Corp., Class A(a)	9,078
84	Scholastic Corp.	2,274
216	Shoretel, Inc.(a)	1,302
81	Shutterfly, Inc.(a)	2,193
260	Sinclair Broadcast Group	2,688
9,453	Sirius XM Radio, Inc.(a)	17,015
765	Sonus Networks, Inc.(a)	1,997
75	Sourcefire, Inc.(a)	2,484
114	Sycamore Networks, Inc.	2,257
160	Telephone & Data Systems, Inc.	4,318
267	TIBCO Software, Inc.(a)	7,316
217	tw telecom, Inc.(a)	4,077
290	United Online, Inc.	1,531
34	United States Cellular Corp.(a)	1,486
258	ValueClick, Inc.(a)	3,989
83	Viasat, Inc.(a)	3,928
545	Virgin Media, Inc.	12,077
111	VirnetX Holding Corp.(a) (b)	2,202
458	Vonage Holdings Corp.(a)	1,182
150	WebMD Health Corp.(a)	5,433
114	Websense, Inc.(a)	2,065
		405,637

	Consumer, Cyclical - 14.6%
173	99 Cents Only Stores(a)	3,780
249	Accuride Corp.(a)	1,521
150	Advance Auto Parts, Inc.	10,383
119	Aeropostale, Inc.(a)	1,846
75	Alaska Air Group, Inc.(a)	5,206
40	Allegiant Travel Co.(a)	2,083
166	American Axle & Manufacturing Holdings, Inc.(a)	1,456
512	American Eagle Outfitters, Inc.	7,122
89	Ameristar Casinos, Inc.	1,557
606	AMR Corp.(a)	194
153	ANN, Inc.(a)	3,589
201	Arrow Electronics, Inc.(a)	7,349
92	Asbury Automotive Group, Inc.(a)	1,814
122	Ascena Retail Group, Inc.(a)	3,357
174	Autoliv, Inc.	9,271
90	Bally Technologies, Inc.(a)	3,451
123	Beacon Roofing Supply, Inc.(a)	2,402
156	Bebe Stores, Inc.	1,148
5	Biglari Holdings, Inc.(a)	1,719
65	BJ's Restaurants, Inc.(a)	3,125
69	Bob Evans Farms, Inc.	2,310
241	BorgWarner, Inc.(a)	15,887
192	Boyd Gaming Corp.(a) (b)	1,286
203	Brightpoint, Inc.(a)	2,028
209	Brinker International, Inc.	5,033
395	Brown Shoe Co., Inc.	3,314
191	Brunswick Corp.	3,556
79	Buckle, Inc.(b)	3,157
42	Buffalo Wild Wings, Inc.(a)	2,708
117	Cabela's, Inc.(a)	2,758
589	Callaway Golf Co.	3,328
128	Carter's, Inc.(a)	5,091
104	Casey's General Stores, Inc.	5,552
79	Cash America International, Inc.	3,927
84	Cato Corp., Class A	2,150
53	CEC Entertainment, Inc.	1,785
134	Cheesecake Factory, Inc.(a)	3,800
389	Chico's FAS, Inc.	4,046
57	Childrens Place Retail Stores, Inc.(a)	3,071
56	Choice Hotels International, Inc.(b)	2,010
38	Churchill Downs, Inc.	1,845
188	Cinemark Holdings, Inc.	3,683
64	Coinstar, Inc.(a) (b)	2,732
157	Collective Brands, Inc.(a)	2,190
35	Columbia Sportswear Co.(b)	1,778
408	Cooper Tire & Rubber Co.	5,467
133	Copart, Inc.(a)	5,976
48	Cracker Barrel Old Country Store, Inc.	2,283
259	Crocs, Inc.(a)	4,017
335	Dana Holding Corp.(a)	4,174
96	Deckers Outdoor Corp.(a)	10,459
1,982	Delta Air Lines, Inc.(a)	16,094
167	Dick's Sporting Goods, Inc.	6,565
138	Dillard's, Inc., Class A	6,486
43	DineEquity, Inc.(a)	2,024
134	Dolby Laboratories, Inc., Class A(a)	4,411
125	Dollar General Corp.(a)	5,071
257	Dollar Tree, Inc.(a)	20,943
136	Domino's Pizza, Inc.(a)	4,480
70	Dorman Products, Inc.(a)	2,708
96	DreamWorks Animation SKG, Inc., Class A(a)	1,783
35	DSW, Inc., Class A	1,575
40	DTS, Inc.(a)	1,152
344	Exide Technologies(a)	949
85	Express, Inc.	1,929
136	Ezcorp, Inc., Class A(a)	3,956
251	Federal-Mogul Corp.(a)	3,665
146	Finish Line, Inc. (The), Class A	3,078
89	First Cash Financial Services, Inc.(a)	3,231
345	Foot Locker, Inc.	8,139
105	Fossil, Inc.(a)	9,407
140	Fred's, Inc., Class A	1,884
128	Fuel Systems Solutions, Inc.(a)	2,278
64	G&K Services, Inc., Class A	1,914
101	Gaylord Entertainment Co.(a)	2,143
1,805	General Motors Co.(a)	38,428
76	Genesco, Inc.(a)	4,488
74	G-III Apparel(a)	1,364
85	GNC Holdings, Inc., Class A(a)	2,318
53	Group 1 Automotive, Inc.(b)	2,603
138	Guess?, Inc.	3,881
173	Hanesbrands, Inc.(a)	4,261
117	Herman Miller, Inc.	2,526
85	Hibbett Sports, Inc.(a)	3,868
91	HNI Corp.	2,384
91	HSN, Inc.	3,258
103	Hyatt Hotels Corp., Class A(a)	3,676
187	Iconix Brand Group, Inc.(a)	3,228
322	Ingram Micro, Inc., Class A(a)	5,799
166	Interface, Inc., Class A	1,909
60	International Speedway Corp., Class A	1,476
114	Interval Leisure Group, Inc.(a)	1,597
113	Jack in the Box, Inc.(a)	2,316
598	JetBlue Airways Corp.(a)	2,464
376	Jones Group, Inc.	4,080
67	JOS A Bank Clothiers, Inc.(a)	3,302
123	Knoll, Inc.	1,865
1,119	Las Vegas Sands Corp.(a)	52,268
133	La-Z-Boy, Inc.(a)	1,317
147	Lear Corp.	6,164
82	Life Time Fitness, Inc.(a)	3,340
244	Liz Claiborne, Inc.(a) (b)	2,018
351	LKQ Corp.(a)	10,716
80	Lumber Liquidators Holdings, Inc.(a)	1,355
157	Madison Square Garden Co., Class A(a)	4,572
94	Maidenform Brands, Inc.(a)	1,733
99	Men's Wearhouse, Inc.	2,755
77	Meritage Homes Corp.(a)	1,680
536	Meritor, Inc.(a)	3,189
711	MGM Resorts International(a)	7,316
103	Mobile Mini, Inc.(a)	1,857
330	Modine Manufacturing Co.(a)	3,194
126	Mohawk Industries, Inc.(a)	6,875
110	MSC Industrial Direct Co., Inc., Class A	7,648
39	MWI Veterinary Supply, Inc.(a)	2,695
110	National CineMedia, Inc.	1,434
1,184	Navarre Corp.(a)	1,894
131	Navistar International Corp.(a)	4,877
123	Nu Skin Enterprises, Inc., Class A	5,872
14	NVR, Inc.(a)	9,378
218	Orient-Express Hotels Ltd., Class A (Bermuda)(a)	1,567
66	Oshkosh Corp.(a)	1,354
127	Owens & Minor, Inc.	3,912
65	Panera Bread Co., Class A(a)	9,320
239	Pantry, Inc.(a)	2,956
68	Papa John's International, Inc.(a)	2,577
169	Penn National Gaming, Inc.(a)	6,272
83	Penske Automotive Group, Inc.	1,684
165	PEP Boys-Manny Moe & Jack	1,874
99	Perry Ellis International, Inc.(a)	1,416
247	PetSmart, Inc.	11,918
58	PF Chang's China Bistro, Inc.	1,759
334	Pier 1 Imports, Inc.(a)	4,539
186	Pinnacle Entertainment, Inc.(a)	1,966
630	Pizza Inn Holdings, Inc.(a)	3,572
132	Polaris Industries, Inc.	7,933
101	Pool Corp.	3,080
61	Pricesmart, Inc.	4,139
128	PVH Corp.	8,690
388	Quiksilver, Inc.(a)	1,199
371	RadioShack Corp.	4,259
198	Regal Entertainment Group, Class A	2,822
148	Regis Corp.	2,401
1,505	Rite Aid Corp.(a)	1,836
327	Royal Caribbean Cruises Ltd. (Liberia)	9,061
179	Ruby Tuesday, Inc.(a)	1,312
310	Saks, Inc.(a) (b)	2,951
208	Sally Beauty Holdings, Inc.(a)	4,181
55	Scansource, Inc.(a)	1,931
164	Scientific Games Corp., Class A(a)	1,410
190	Select Comfort Corp.(a)	3,521
177	Shuffle Master, Inc.(a)	1,963
154	Signet Jewelers Ltd. (Bermuda)	6,819
139	Skechers U.S.A., Inc., Class A(a)	1,871
141	SkyWest, Inc.	1,710
154	Sonic Corp.(a)	1,087
101	Stage Stores, Inc.	1,267
198	Steelcase, Inc., Class A	1,552
114	Steven Madden Ltd.(a)	4,065
81	Superior Industries International, Inc.	1,319
143	Tempur-Pedic International, Inc.(a)	7,809
122	Tenneco, Inc.(a)	3,533
89	Tesla Motors, Inc.(a) (b)	2,914
168	Texas Roadhouse, Inc.	2,250
159	Thor Industries, Inc.	3,848
320	TiVo, Inc.(a)	3,162
253	Toll Brothers, Inc.(a)	5,138
53	Toro Co.	2,993
142	Tractor Supply Co.	10,257
80	True Religion Apparel, Inc.(a)	2,816
227	TRW Automotive Holdings Corp.(a)	7,414
89	Ulta Salon Cosmetics & Fragrance, Inc.(a)	6,197
79	Under Armour, Inc., Class A(a)	6,425
32	Unifirst Corp.	1,851
771	United Continental Holdings, Inc.(a) (b)	13,855
84	United Stationers, Inc.	2,817
363	US Airways Group, Inc.(a)	1,713
30	Vail Resorts, Inc.	1,335
114	Visteon Corp.(a)	6,378
44	Vitamin Shoppe(a)	1,620
135	WABCO Holdings, Inc.(a)	6,346
106	Warnaco Group, Inc.(a)	5,373
55	Watsco, Inc.	3,493
1,114	Wendy's Co.	5,525
107	WESCO International, Inc.(a)	5,453
398	Wet Seal, Inc., Class A(a)	1,373
177	Williams-Sonoma, Inc.	6,685
42	WMS Industries, Inc.(a)	881
111	Wolverine World Wide, Inc.	4,089
127	World Fuel Services Corp.	5,444
74	Zumiez, Inc.(a)	1,741
		834,670

	Consumer, Non-cyclical - 18.0%
168	Aaron's, Inc.	4,415
68	Abaxis, Inc.(a)	1,882
95	ABM Industries, Inc.	2,064
121	Acacia Research - Acacia Technologies(a)	4,213
72	Accretive Health, Inc.(a) (b)	1,662
405	Accuray, Inc.(a)	1,624
96	Acorda Therapeutics, Inc.(a)	2,222
49	Advisory Board Co.(a)	3,547
230	Affymetrix, Inc.(a)	1,040
48	Air Methods Corp.(a)	3,875
191	Akorn, Inc.(a)	2,055
162	Alere, Inc.(a)	3,789
344	Alexion Pharmaceuticals, Inc.(a)	23,619
152	Align Technology, Inc.(a)	3,724
181	Alkermes PLC (Ireland)(a)	2,767
117	Alliance Data Systems Corp.(a) (b)	11,982
86	American Greetings Corp., Class A	1,461
49	American Public Education, Inc.(a) (b)	1,878
106	AMERIGROUP Corp.(a)	6,060
82	Amsurg Corp.(a)	2,139
208	Amylin Pharmaceuticals, Inc.(a)	2,246
55	Andersons, Inc.	2,436
83	Arbitron, Inc.	3,122
115	Ardea Biosciences, Inc.(a)	2,148
425	Ariad Pharmaceuticals, Inc.(a)	5,138
73	Arthrocare Corp.(a)	2,176
57	Ascent Capital Group, Inc., Class A(a)	2,652
106	Assisted Living Concepts, Inc., Class A	1,456
95	Auxilium Pharmaceuticals, Inc.(a)	1,656
676	AVANIR Pharmaceuticals, Inc.(a)	1,663
225	Avis Budget Group, Inc.(a)	2,655
169	B&G Foods, Inc.	3,750
236	BioMarin Pharmaceutical, Inc.(a)	8,170
45	Bio-Rad Laboratories, Inc., Class A(a)	4,244
98	Bio-Reference Labs, Inc.(a)	1,215
16	Boston Beer Co., Inc., Class A(a) (b)	1,599
59	Bridgepoint Education, Inc.(a) (b)	1,298
266	Brookdale Senior Living, Inc.(a)	4,136
193	Bruker Corp.(a)	2,416
316	Bunge Ltd. (Bermuda)	19,750
62	Cal-Maine Foods, Inc.	2,099
72	Cardtronics, Inc.(a)	1,957
88	Catalyst Health Solutions, Inc.(a)	4,578
122	Centene Corp.(a)	4,723
144	Cepheid, Inc.(a)	4,939
162	Charles River Laboratories International, Inc.(a)	4,593
49	Chemed Corp.	2,629
328	Chiquita Brands International, Inc.(a)	2,726
298	Church & Dwight Co., Inc.	13,187
37	Coca-Cola Bottling Co. Consolidated	2,072
101	Community Health Systems, Inc.(a)	2,007
186	Conceptus, Inc.(a)	2,038
80	CONMED Corp.(a)	2,103
29	Consolidated Graphics, Inc.(a)	1,478
291	Convergys Corp.(a)	3,760
86	Cooper Cos., Inc.	5,268
183	CoreLogic, Inc.(a)	2,430
171	Corn Products International, Inc.	8,890
82	Corporate Executive Board Co.	3,214
245	Corrections Corp. of America(a)	5,145
46	CoStar Group, Inc.(a)	3,061
142	Covance, Inc.(a)	6,519
120	Cubist Pharmaceuticals, Inc.(a)	4,628
91	Cyberonics, Inc.(a)	2,760
124	Deluxe Corp.	2,835
225	Dendreon Corp.(a) (b)	1,944
233	Depomed, Inc.(a)	1,135
148	DexCom, Inc.(a)	1,187
104	DFC Global Corp.(a)	1,888
46	Diamond Foods, Inc.	1,276
119	Dole Food Co., Inc.(a)	1,006
48	Education Management Corp.(a) (b)	1,069
84	Elizabeth Arden, Inc.(a)	3,175
92	Emergent Biosolutions, Inc.(a)	1,568
85	Emeritus Corp.(a)	1,351
255	Endo Pharmaceuticals Holdings, Inc.(a)	8,729
96	Ennis, Inc.	1,426
182	Enzon Pharmaceuticals, Inc.(a)	1,287
135	Euronet Worldwide, Inc.(a)	2,430
312	Exelixis, Inc.(a)	1,438
98	ExlService Holdings, Inc.(a)	2,607
67	Fleetcor Technologies, Inc.(a)	1,903
297	Flowers Foods, Inc.	5,872
55	Forrester Research, Inc.	1,780
93	Fresh Del Monte Produce, Inc. (Cayman Islands)	2,333
120	FTI Consulting, Inc.(a)	5,147
191	Gartner, Inc.(a)	7,226
111	Genomic Health, Inc.(a)	3,018
238	Genpact Ltd. (Bermuda)(a)	3,706
105	Gen-Probe, Inc.(a)	6,614
119	Geo Group, Inc.(a)	2,106
139	Global Payments, Inc.	6,148
61	Grand Canyon Education, Inc.(a)	942
84	Greatbatch, Inc.(a)	1,858
59	Green Dot Corp. - Class A, Class A(a) (b)	1,971
246	Green Mountain Coffee Roasters, Inc.(a)	12,898
60	Haemonetics Corp.(a)	3,554
116	Hain Celestial Group, Inc.(a)	4,331
326	Halozyme Therapeutics, Inc.(a) (b)	3,090
98	Hanger Orthopedic Group, Inc.(a)	1,568
146	Hansen Natural Corp.(a)	13,461
283	HCA Holdings, Inc.(a)	6,900
747	Health Management Associates, Inc., Class A(a)	6,140
211	Health Net, Inc.(a)	6,571
158	Healthcare Services Group, Inc.	2,853
221	HealthSouth Corp.(a)	3,819
147	Healthspring, Inc.(a)	8,029
111	Heartland Payment Systems, Inc.	2,503
47	HeartWare International, Inc.(a) (b)	3,243
54	Heidrick & Struggles International, Inc.	1,150
67	Helen of Troy Ltd. (Bermuda)(a)	2,001
194	Henry Schein, Inc.(a)	12,482
254	Herbalife Ltd. (Cayman Islands)	14,046
327	Hertz Global Holdings, Inc.(a)	3,698
144	Hillenbrand, Inc.	3,273
146	Hill-Rom Holdings, Inc.	4,614
195	HMS Holdings Corp.(a)	5,914
492	Hologic, Inc.(a)	8,664
267	Human Genome Sciences, Inc.(a)	2,048
73	Huron Consulting Group, Inc.(a)	2,535
73	ICF International, Inc.(a)	1,894
45	ICU Medical, Inc.(a)	1,980
334	Idenix Pharmaceuticals, Inc.(a) (b)	2,538
77	IDEXX Laboratories, Inc.(a)	5,790
257	Illumina, Inc.(a)	7,150
218	Immunogen, Inc.(a)	2,649
153	Impax Laboratories, Inc.(a)	3,081
317	Incyte Corp. Ltd.(a) (b)	4,365
95	Insulet Corp.(a)	1,765
46	Integra LifeSciences Holdings Corp.(a)	1,478
98	InterMune, Inc.(a)	1,780
70	Invacare Corp.	1,438
48	IPC The Hospitalist Co., Inc.(a)	2,213
239	Isis Pharmaceuticals, Inc.(a)	1,773
87	ITT Educational Services, Inc.(a) (b)	4,782
52	J&J Snack Foods Corp.	2,698
176	Jarden Corp.	5,481
82	Jazz Pharmaceuticals, Inc.(a)	3,249
66	K12, Inc.(a)	1,648
72	KAR Auction Services, Inc.(a)	946
88	Kelly Services, Inc., Class A	1,274
78	Kenexa Corp.(a)	1,950
504	Keryx Biopharmaceuticals, Inc.(a) (b)	1,331
121	Kforce, Inc.(a)	1,482
113	Kindred Healthcare, Inc.(a)	1,401
108	Korn/Ferry International(a)	1,818
44	Lancaster Colony Corp.	3,098
32	Landauer, Inc.	1,623
205	Lender Processing Services, Inc.	3,887
56	LHC Group, Inc.(a)	778
104	LifePoint Hospitals, Inc.(a)	4,080
168	Lincare Holdings, Inc.	3,982
348	Live Nation Entertainment, Inc.(a)	3,007
135	Luminex Corp.(a)	2,803
34	M&F Worldwide Corp.(a)	848
80	Magellan Health Services, Inc.(a)	4,053
100	MAKO Surgical Corp.(a) (b)	2,880
700	MannKind Corp.(a) (b)	2,142
192	Manpower, Inc.	7,033
81	MAP Pharmaceuticals, Inc.(a)	1,114
10,476	Marina Biotech, Inc.(a) (b)	1,608
128	Masimo Corp.	2,644
73	Matthews International Corp., Class A	2,421
80	MAXIMUS, Inc.	3,328
66	McGrath Rentcorp	1,847
193	Medicines Co.(a)	3,650
153	Medicis Pharmaceutical Corp., Class A	4,995
164	Medivation, Inc.(a)	7,536
103	Mednax, Inc.(a)	6,942
111	Meridian Bioscience, Inc.	2,123
135	Merit Medical Systems, Inc.(a)	1,875
218	Micromet, Inc.(a)	1,336
105	Molina Healthcare(a)	2,294
145	Momenta Pharmaceuticals, Inc.(a)	2,181
118	MoneyGram International, Inc.(a)	2,024
93	Monro Muffler Brake, Inc.	3,734
58	Morningstar, Inc.	3,494
216	Myriad Genetics, Inc.(a)	4,590
39	Nash Finch Co.	1,082
73	National Healthcare Corp.(b)	3,040
121	Natus Medical, Inc.(a)	1,013
134	Navigant Consulting, Inc.(a)	1,510
72	Neogen Corp.(a)	2,537
241	NPS Pharmaceuticals, Inc.(a)	1,369
155	Nutraceutical International Corp.(a)	1,814
130	NxStage Medical, Inc.(a)	2,545
282	Omnicare, Inc.	9,196
151	Onyx Pharmaceuticals, Inc.(a)	6,659
445	Opko Health, Inc.(a)	2,207
102	Optimer Pharmaceuticals, Inc.(a) (b)	1,175
46	Orthofix International NV (Curacao)(a)	1,576
105	Par Pharmaceutical Cos., Inc.(a)	3,403
133	Parexel International Corp.(a)	2,667
345	PDL BioPharma, Inc.	2,208
41	Peet's Coffee & Tea, Inc.(a)	2,383
196	Perrigo Co.	19,188
244	Pharmaceutical Product Development, Inc.	8,103
157	Pharmacyclics, Inc.(a)	2,391
180	Pharmasset, Inc.(a)	23,578
104	PharMerica Corp.(a)	1,628
127	PHH Corp.(a)	1,951
189	Prestige Brands Holdings, Inc.(a)	1,867
186	Protalix BioTherapeutics, Inc.(a)	1,129
128	PSS World Medical, Inc.(a)	3,121
164	Quad Graphics, Inc.(b)	2,627
239	Questcor Pharmaceuticals, Inc.(a)	10,743
123	Quidel Corp.(a)	2,232
105	Ralcorp Holdings, Inc.(a)	8,539
136	Regeneron Pharmaceuticals, Inc.(a)	8,081
146	Rent-A-Center, Inc.	5,249
361	ResMed, Inc.(a)	9,404
102	Resources Connection, Inc.	1,091
168	Rigel Pharmaceuticals, Inc.(a)	1,280
88	Rollins, Inc.	1,954
283	RSC Holdings, Inc.(a)	3,441
89	Ruddick Corp.	3,547
125	Salix Pharmaceuticals Ltd.(a)	5,518
47	Sanderson Farms, Inc.(b)	2,419
104	Scotts Miracle-Gro Co., Class A(b)	4,585
1	Seaboard Corp.	2,010
264	Seattle Genetics, Inc.(a)	4,390
290	Select Medical Holdings Corp.(a)	2,514
242	Sequenom, Inc.(a)	1,012
421	Service Corp. International	4,315
90	Sirona Dental Systems, Inc.(a)	4,000
349	Smithfield Foods, Inc.(a)	8,547
186	Snyders-Lance, Inc.	3,930
61	SonoSite, Inc.(a)	2,525
151	Sotheby's	4,743
92	Spartan Stores, Inc.	1,659
247	Staar Surgical Co.(a)	2,428
31	Steiner Leisure Ltd. (Bahamas)(a)	1,457
119	STERIS Corp.	3,578
263	Stewart Enterprises, Inc., Class A	1,636
434	Swisher Hygiene, Inc.(a) (b)	1,680
66	Targacept, Inc.(a)	496
88	Team Health Holdings, Inc.(a)	1,932
82	Team, Inc.(a)	2,244
80	Techne Corp.	5,399
120	Tejon Ranch Co.(a)	2,960
87	Teleflex, Inc.	5,297
101	TeleTech Holdings, Inc.(a)	1,779
152	Theravance, Inc.(a)	3,548
126	Thoratec Corp.(a)	3,833
77	TNS, Inc.(a)	1,504
49	Tootsie Roll Industries, Inc.	1,181
181	Towers Watson & Co., Class A	11,794
52	TreeHouse Foods, Inc.(a)	3,428
82	Triple-S Management Corp., Class B (Puerto Rico)(a)	1,597
121	TrueBlue, Inc.(a)	1,557
119	Tupperware Brands Corp.	6,933
74	United Natural Foods, Inc.(a)	2,836
198	United Rentals, Inc.(a)	5,572
103	United Therapeutics Corp.(a)	4,214
181	Universal American Corp.	2,377
45	Universal Corp.	2,132
193	Universal Health Services, Inc., Class B	7,762
67	Universal Technical Institute, Inc.(a)	856
90	Valassis Communications, Inc.(a) (b)	1,729
251	VCA Antech, Inc.(a)	4,935
114	Vector Group Ltd.(b)	2,059
261	Verisk Analytics, Inc., Class A(a)	10,252
400	Vertex Pharmaceuticals, Inc.(a)	11,596
74	Viad Corp.	1,373
207	Viropharma, Inc.(a)	4,970
265	Vivus, Inc.(a) (b)	2,684
99	Volcano Corp.(a)	2,442
53	WD-40 Co.	2,195
144	Weight Watchers International, Inc.	8,463
31	Weis Markets, Inc.	1,238
84	WellCare Health Plans, Inc.(a)	4,910
69	West Pharmaceutical Services, Inc.	2,659
144	Winn-Dixie Stores, Inc.(a)	796
80	Wright Express Corp.(a)	4,198
122	Wright Medical Group, Inc.(a)	1,791
66	Zoll Medical Corp.(a)	3,038
		1,034,045

	Diversified - 0.0%*
402	Harbinger Group, Inc.(a)	1,890

	Energy - 7.2%
575	Abraxas Petroleum Corp.(a) (b)	2,076
103	Amyris, Inc.(a) (b)	1,161
43	Approach Resources, Inc.(a) (b)	1,345
468	Arch Coal, Inc.	7,671
135	ATP Oil & Gas Corp.(a) (b)	991
128	Atwood Oceanics, Inc.(a)	5,248
78	Basic Energy SVS(a)	1,470
99	Berry Petroleum Co., Class A	4,344
96	Bill Barrett Corp.(a)	3,744
314	Brigham Exploration Co.(a)	11,439
42	CARBO Ceramics, Inc.	5,977
88	Carrizo Oil & Gas, Inc.(a)	2,504
193	Cheniere Energy, Inc.(a) (b)	1,949
183	Cimarex Energy Co.	12,276
129	Clean Energy Fuels Corp.(a) (b)	1,690
123	Cloud Peak Energy, Inc.(a)	2,629
173	Complete Production Services, Inc.(a)	6,033
114	Comstock Resources, Inc.(a)	1,896
166	Concho Resources, Inc.(a)	16,869
51	Contango Oil & Gas Co.(a)	3,213
68	Continental Resources, Inc.(a) (b)	4,800
285	Covanta Holding Corp.	4,255
160	Crosstex Energy, Inc.	1,915
90	CVR Energy, Inc.(a)	1,638
150	Dresser-Rand Group, Inc.(a)	7,810
90	Dril-Quip, Inc.(a)	6,402
227	Endeavour International Corp.(a) (b)	1,569
142	Energen Corp.	7,202
150	Energy Partners Ltd.(a)	2,073
223	Energy XXI Bermuda Ltd. (Bermuda)(a)	7,011
475	EXCO Resources, Inc.(b)	5,657
172	Exterran Holdings, Inc.(a)	1,971
254	Flotek Industries, Inc.(a)	2,314
203	Forest Oil Corp.(a)	3,256
307	Global Industries Ltd.(a)	2,450
78	Goodrich Petroleum Corp.(a) (b)	1,137
132	Gulfport Energy Corp.(a)	4,191
273	Helix Energy Solutions Group, Inc.(a)	4,843
590	Hercules Offshore, Inc.(a)	2,295
476	HollyFrontier Corp.	11,067
83	Hornbeck Offshore Services, Inc.(a) (b)	2,800
792	Hyperdynamics Corp.(a) (b)	2,915
387	ION Geophysical Corp.(a)	2,248
273	James River Coal Co.(a) (b)	2,263
324	Key Energy Services, Inc.(a)	4,892
1,432	Kinder Morgan, Inc.(b)	42,244
575	Kodiak Oil & Gas Corp. (Canada)(a)	5,106
124	Lone Pine Resources, Inc.(a)	929
78	Lufkin Industries, Inc.	5,466
226	Magnum Hunter Resources Corp.(a) (b)	1,087
353	McMoRan Exploration Co.(a) (b)	5,641
285	Newpark Resources, Inc.(a)	2,554
127	Northern Oil and Gas, Inc.(a) (b)	3,110
110	Oasis Petroleum, Inc.(a)	3,352
262	Oceaneering International, Inc.	12,461
96	Oil States International, Inc.(a)	7,224
22	OYO Geospace Corp.(a)	2,002
340	Parker Drilling Co.(a)	2,366
202	Patriot Coal Corp.(a)	2,103
358	Patterson-UTI Energy, Inc.	7,525
60	Petroleum Development Corp.(a)	2,013
269	Petroquest Energy, Inc.(a)	1,848
187	Pioneer Drilling Co.(a)	2,053
281	Plains Exploration & Production Co.(a)	9,998
328	Quicksilver Resources, Inc.(a)	2,657
124	Rex Energy Corp.(a)	2,003
176	Rosetta Resources, Inc.(a)	9,564
175	RPC, Inc.(b)	3,416
972	SandRidge Energy, Inc.(a)	7,144
49	SEACOR Holdings, Inc.	4,252
89	SemGroup Corp., Class A(a)	2,505
148	SM Energy Co.	11,765
127	Stone Energy Corp.(a)	3,593
169	Superior Energy Services, Inc.(a)	5,021
83	Swift Energy Co.(a)	2,439
117	Tesco Corp. (Canada)(a)	1,560
174	Tetra Technologies, Inc.(a)	1,597
351	Ultra Petroleum Corp. (Canada)(a)	12,359
89	Unit Corp.(a)	4,505
1,352	Vantage Drilling Co. (Cayman Islands)(a)	1,622
92	Venoco, Inc.(a)	857
132	Walter Energy, Inc.	9,464
301	Western Refining, Inc.(a)	3,579
228	Whiting Petroleum Corp.(a)	10,604
		413,087

	Financial - 20.9%
141	Acadia Realty Trust, REIT	2,761
102	Affiliated Managers Group, Inc.(a)	9,646
89	Air Lease Corp.(a) (b)	1,995
230	Aircastle Ltd. (Bermuda)	2,673
7	Alexander's, Inc., REIT	2,776
129	Alexandria Real Estate Equities, Inc., REIT	8,457
14	Alleghany Corp.(a)	4,032
81	Allied World Assurance Co. Holdings Ltd. (Switzerland)	4,819
200	Alterra Capital Holdings Ltd. (Bermuda)	4,590
108	Altisource Portfolio Solutions SA (Luxembourg)(a)	5,142
127	American Campus Communities, Inc., REIT	4,996
151	American Capital Agency Corp., REIT	4,332
969	American Capital Ltd.(a)	6,754
201	American Equity Investment Life Holding Co.	2,223
158	American Financial Group, Inc.	5,688
63	American National Insurance Co.	4,517
103	Amtrust Financial Services, Inc.	2,731
1,661	Annaly Capital Management, Inc., REIT	26,692
487	Anworth Mortgage Asset Corp., REIT	3,083
388	Apollo Investment Corp.	2,797
228	Arch Capital Group Ltd. (Bermuda)(a)	8,612
87	Argo Group International Holdings Ltd. (Bermuda)	2,549
177	Arthur J Gallagher & Co.	5,483
248	Artio Global Investors, Inc.	1,453
545	Ashford Hospitality Trust, Inc., REIT	4,338
187	Aspen Insurance Holdings Ltd. (Bermuda)	4,959
386	Associated Banc-Corp.	4,014
146	Associated Estates Realty Corp., REIT	2,356
303	Assured Guaranty Ltd. (Bermuda)	2,939
171	Astoria Financial Corp.	1,289
225	Axis Capital Holdings Ltd. (Bermuda)	7,184
186	BancorpSouth, Inc.	1,823
95	Bank of Hawaii Corp.	4,042
114	Bank of the Ozarks, Inc.	3,232
151	Beneficial Mutual Bancorp, Inc.(a)	1,320
232	BGC Partners, Inc., Class A	1,466
264	BioMed Realty Trust, Inc., REIT	4,702
41	BOK Financial Corp.	2,249
203	Boston Private Financial Holdings, Inc.	1,577
346	Brandywine Realty Trust, REIT	3,014
125	BRE Properties, Inc., REIT	6,082
102	Bridge Bancorp, Inc.	1,970
446	Brookfield Office Properties, Inc. (Canada)(b)	6,570
195	Brookline Bancorp, Inc.	1,568
270	Brown & Brown, Inc.	5,632
141	Camden Property Trust, REIT	8,140
720	CapitalSource, Inc.	4,644
270	Capitol Federal Financial, Inc.	3,056
277	Capstead Mortgage Corp., REIT	3,457
235	Cathay General Bancorp	3,259
362	CBL & Associates Properties, Inc., REIT	5,173
291	Central Pacific Financial Corp.(a)	3,876
89	Chemical Financial Corp.	1,830
248	Chesapeake Lodging Trust, REIT	3,943
1,219	Chimera Investment Corp., REIT	3,255
449	CIT Group, Inc.(a)	15,203
439	Citizens Republic Bancorp, Inc.(a)	4,752
62	City Holding Co.	2,019
84	City National Corp.	3,563
48	CNA Financial Corp.	1,256
616	CNO Financial Group, Inc.(a)	3,893
59	Cohen & Steers, Inc.(b)	1,606
205	Colonial Properties Trust, REIT	4,067
152	Colony Financial, Inc., REIT	2,250
89	Columbia Banking System, Inc.	1,602
168	Commerce Bancshares, Inc.	6,255
221	CommonWealth, REIT	3,700
99	Community Bank System, Inc.	2,616
73	Community Trust Bancorp, Inc.	2,058
253	Corporate Office Properties Trust, REIT	5,275
345	Cousins Properties, Inc., REIT	2,053
585	Cowen Group, Inc., Class A(a)	1,439
34	Credit Acceptance Corp.(a)	2,788
238	Crexus Investment Corp., REIT	2,323
309	CubeSmart, REIT	3,081
113	Cullen/Frost Bankers, Inc.	5,714
288	CVB Financial Corp.	2,831
270	CYS Investments, Inc., REIT(b)	3,545
609	DCT Industrial Trust, Inc., REIT	2,929
493	DDR Corp., REIT	5,763
105	Delphi Financial Group, Inc., Class A	2,887
388	DiamondRock Hospitality Co., REIT	3,407
137	Digital Realty Trust, Inc., REIT(b)	8,699
144	Dime Community Bancshares, Inc.	1,705
294	Douglas Emmett, Inc., REIT	5,286
146	Duff & Phelps Corp., Class A	2,158
608	Duke Realty Corp., REIT	7,053
168	DuPont Fabros Technology, Inc., REIT	3,785
230	Dynex Capital, Inc., REIT	2,047
397	East West Bancorp, Inc.	7,769
77	EastGroup Properties, Inc., REIT	3,278
219	Eaton Vance Corp.	5,263
293	Education Realty Trust, Inc., REIT	2,731
145	Employers Holdings, Inc.	2,519
94	Encore Capital Group, Inc.(a)	2,049
119	Endurance Specialty Holdings Ltd. (Bermuda)	4,304
26	Enstar Group Ltd. (Bermuda)(a)	2,629
88	Entertainment Properties Trust, REIT	3,934
105	Equity Lifestyle Properties, Inc., REIT	6,492
80	Equity One, Inc., REIT	1,337
64	Erie Indemnity Co., Class A	4,723
52	Essex Property Trust, Inc., REIT	6,908
57	Evercore Partners, Inc., Class A	1,578
117	Everest Re Group Ltd. (Bermuda)	10,264
249	Extra Space Storage, Inc., REIT	6,001
5,261	Fannie Mae(a) (b)	1,052
50	FBL Financial Group, Inc., Class A	1,699
90	Federal Realty Investment Trust, REIT	7,959
439	FelCor Lodging Trust, Inc., REIT(a)	1,155
566	Fidelity National Financial, Inc., Class A	8,982
193	Fifth Street Finance Corp.(b)	1,888
88	Financial Engines, Inc.(a)	1,933
247	First American Financial Corp.	2,865
18	First Citizens BancShares, Inc., Class A	3,090
801	First Commonwealth Financial Corp.	3,725
147	First Financial Bancorp	2,334
82	First Financial Bankshares, Inc.(b)	2,706
279	First Industrial Realty Trust, Inc., REIT(a)	2,650
446	First Midwest Bancorp, Inc.	4,237
428	First Niagara Financial Group, Inc.	3,766
140	First Potomac Realty Trust, REIT	1,782
192	FirstMerit Corp.	2,805
198	Flagstone Reinsurance Holdings SA (Luxembourg)	1,620
334	FNB Corp.	3,560
366	Forest City Enterprises, Inc., Class A(a)	4,443
297	Forestar Group, Inc.(a)	4,514
187	Franklin Street Properties Corp., REIT	2,040
452	Fulton Financial Corp.	4,231
941	General Growth Properties, Inc., REIT	13,249
72	Getty Realty Corp., REIT	1,152
194	GFI Group, Inc.	824
183	Glacier Bancorp, Inc.	2,198
306	Glimcher Realty Trust, REIT	2,662
99	Government Properties Income Trust, REIT	2,153
54	Greenhill & Co., Inc.	2,082
96	Greenlight Capital Re Ltd., Class A (Cayman Islands)(a)	2,289
180	Hancock Holding Co.	5,496
119	Hanover Insurance Group, Inc.	4,294
44	Harleysville Group, Inc.	2,595
135	Hatteras Financial Corp., REIT	3,618
252	HCC Insurance Holdings, Inc.	6,774
272	Healthcare Realty Trust, Inc., REIT	4,793
996	Hersha Hospitality Trust, REIT	4,283
101	Higher One Holdings, Inc.(a) (b)	1,811
156	Highwoods Properties, Inc., REIT	4,499
164	Hilltop Holdings, Inc.(a)	1,389
104	Home Bancshares, Inc.	2,585
79	Home Properties, Inc., REIT	4,343
135	Horace Mann Educators Corp.	1,648
290	Hospitality Properties Trust, REIT	6,389
57	Howard Hughes Corp.(a)	2,633
211	Hudson Pacific Properties, Inc., REIT	2,709
68	Iberiabank Corp.	3,388
79	Independent Bank Corp.	2,065
48	Infinity Property & Casualty Corp.	2,757
290	Inland Real Estate Corp., REIT	2,152
179	Interactive Brokers Group, Inc., Class A	2,662
150	International Bancshares Corp.	2,682
164	Invesco Mortgage Capital, Inc., REIT	2,586
193	Investment Technology Group, Inc.(a)	2,055
329	Investors Bancorp, Inc.(a)	4,504
357	Investors Real Estate Trust, REIT	2,506
386	iStar Financial, Inc., REIT(a) (b)	2,146
383	Jefferies Group, Inc.(b)	4,382
64	Jones Lang LaSalle, Inc.	4,123
255	KBW, Inc.	3,476
128	Kemper Corp.	3,526
117	Kilroy Realty Corp., REIT	4,223
231	Knight Capital Group, Inc., Class A(a)	2,918
195	LaSalle Hotel Properties, REIT	4,565
309	Lexington Realty Trust, REIT	2,342
238	Liberty Property Trust, REIT	7,095
78	LTC Properties, Inc., REIT	2,242
311	Macerich Co., REIT	15,581
181	Mack-Cali Realty Corp., REIT	4,612
224	Maiden Holdings Ltd. (Bermuda)	1,949
113	Main Street Capital Corp.	2,205
20	Markel Corp.(a)	8,028
103	MarketAxess Holdings, Inc.	2,981
122	MB Financial, Inc.	2,072
476	MBIA, Inc.(a) (b)	4,617
691	MCG Capital Corp.	3,054
232	Meadowbrook Insurance Group, Inc.	2,366
241	Medical Properties Trust, Inc., REIT	2,304
54	Mercury General Corp.	2,429
496	MFA Financial, Inc., REIT	3,412
101	MID-America Apartment Communities, Inc., REIT	5,789
123	Montpelier Re Holdings Ltd. (Bermuda)	2,093
142	National Financial Partners Corp.(a)	1,960
63	National Health Investors, Inc., REIT	2,666
355	National Penn Bancshares, Inc.	2,957
162	National Retail Properties, Inc., REIT	4,287
46	Navigators Group, Inc.(a)	2,148
105	NBT Bancorp, Inc.	2,236
122	Nelnet, Inc., Class A	2,795
840	New York Community Bancorp, Inc.	10,114
516	Newcastle Investment Corp., REIT	2,296
157	NewStar Financial, Inc.(a)	1,553
571	NorthStar Realty Finance Corp., REIT	2,507
220	Northwest Bancshares, Inc.	2,732
193	Ocean Shore Holding Co.	2,026
196	Ocwen Financial Corp.(a)	2,581
249	Old National Bancorp	2,794
479	Old Republic International Corp.	3,937
151	Omega Healthcare Investors, Inc., REIT	2,707
349	Oriental Financial Group, Inc. (Puerto Rico)	3,832
142	Pacific Capital Bancorp NA(a) (b)	3,671
103	PacWest Bancorp	1,924
46	Park National Corp.(b)	2,801
316	Parkway Properties, Inc., REIT	3,195
144	PartnerRe Ltd. (Bermuda)	9,464
137	Pebblebrook Hotel Trust, REIT	2,537
390	Pennsylvania Real Estate Investment Trust, REIT	3,639
106	Pennymac Mortgage Investment Trust, REIT	1,709
222	Piedmont Office Realty Trust, Inc., Class A, REIT(b)	3,694
122	Pinnacle Financial Partners, Inc.(a)	1,829
174	Pittsburgh & West Virginia Railroad, REIT	2,175
112	Platinum Underwriters Holdings Ltd. (Bermuda)	3,856
3,525	Popular, Inc. (Puerto Rico)(a)	5,252
434	Porter Bancorp, Inc.	933
36	Portfolio Recovery Associates, Inc.(a)	2,497
149	Post Properties, Inc., REIT	5,958
146	Potlatch Corp., REIT	4,695
317	Preferred Apartment Communities, Inc., REIT	1,946
84	Primerica, Inc.	1,929
445	PrivateBancorp, Inc.	4,272
73	ProAssurance Corp.	5,812
384	ProLogis, Inc., REIT	10,683
97	Prosperity Bancshares, Inc.	3,879
201	Protective Life Corp.	4,460
177	Provident Financial Services, Inc.	2,317
47	PS Business Parks, Inc., REIT	2,477
605	Radian Group, Inc.	1,307
141	Ramco-Gershenson Properties Trust, REIT	1,197
226	Raymond James Financial, Inc.	6,737
190	Rayonier, Inc., REIT	7,722
141	Realty Income Corp., REIT	4,774
186	Redwood Trust, Inc., REIT	1,921
204	Regency Centers Corp., REIT	7,581
152	Reinsurance Group of America, Inc.	7,828
106	RenaissanceRe Holdings Ltd. (Bermuda)	7,785
280	Resource Capital Corp., REIT	1,492
48	RLI Corp.(b)	3,402
108	S&T Bancorp, Inc.	1,994
445	Sabra Healthcare, Inc., REIT	4,717
49	Safety Insurance Group, Inc.	2,050
130	Sandy Spring Bancorp, Inc.	2,250
67	Saul Centers, Inc., REIT	2,339
56	SCBT Financial Corp.	1,595
365	SEI Investments Co.	6,132
147	Selective Insurance Group, Inc.	2,423
279	Senior Housing Properties Trust, REIT	6,113
377	Shore Bancshares, Inc.	2,213
81	Signature Bank(a)	4,733
71	Simmons First National Corp., Class A	1,881
187	SL Green Realty Corp., REIT	12,312
83	Sovran Self Storage, Inc., REIT	3,456
239	St Joe Co.(a) (b)	3,437
123	StanCorp Financial Group, Inc.	4,337
140	Starwood Property Trust, Inc., REIT	2,498
79	Steel Excel, Inc.(a)	2,062
282	Sterling Financial Corp.(a)	4,478
108	Stifel Financial Corp.(a)	3,424
496	Strategic Hotels & Resorts, Inc., REIT(a)	2,490
246	Suffolk Bancorp	2,150
95	Sun Communities, Inc., REIT	3,395
293	Sunstone Hotel Investors, Inc., REIT(a)	2,233
688	Susquehanna Bancshares, Inc.	5,449
90	SVB Financial Group(a)	4,234
105	Symetra Financial Corp.	991
242	Tanger Factory Outlet Centers, REIT	6,861
120	Taubman Centers, Inc., REIT	7,480
356	TCF Financial Corp.	3,581
498	TD Ameritrade Holding Corp.	8,112
160	Terreno Realty Corp., REIT	2,048
122	Texas Capital Bancshares, Inc.(a)	3,521
98	TFS Financial Corp.(a)	907
49	Tompkins Financial Corp.	1,965
123	Tower Group, Inc.	2,582
128	TowneBank	1,591
79	Transatlantic Holdings, Inc.	4,317
300	Trustco Bank Corp. NY	1,581
129	Trustmark Corp.	2,884
335	UDR, Inc., REIT	7,872
78	UMB Financial Corp.	2,785
204	Umpqua Holdings Corp.	2,550
196	Union First Market Bankshares Corp.	2,566
232	United Bancorp, Inc.	1,977
108	United Bankshares, Inc.(b)	2,886
403	United Community Banks(a) (b)	2,805
86	United Fire & Casualty Co.	1,685
60	Universal Health Realty Income Trust, REIT	2,215
191	Validus Holdings Ltd. (Bermuda)	5,747
368	Valley National Bancorp(b)	4,342
169	Ventas, Inc., REIT	8,916
196	Waddell & Reed Financial, Inc., Class A	5,327
94	Walter Investment Management Corp., REIT	2,102
283	Washington Federal, Inc.	3,682
133	Washington Real Estate Investment Trust, REIT	3,619
220	Webster Financial Corp.	4,334
300	Weingarten Realty Investors, REIT	6,207
105	WesBanco, Inc.	2,062
67	Westamerica Bancorporation	3,076
266	Western Alliance Bancorp(a)	1,673
17	White Mountains Insurance Group Ltd. (Bermuda)	7,215
179	Whitestone REIT, REIT	2,139
435	Winthrop Realty Trust, REIT	4,063
64	Wintrust Financial Corp.	1,779
42	World Acceptance Corp.(a)	2,882
252	WR Berkley Corp.	8,596
605	ZipRealty, Inc.(a)	678
		1,190,612

	Industrial - 14.3%
96	AAR Corp.	1,753
171	Actuant Corp., Class A	3,919
64	Acuity Brands, Inc.	3,216
321	Advanced Energy Industries, Inc.(a)	3,204
250	AECOM Technology Corp.(a)	5,362
102	Aegion Corp.(a)	1,546
64	Aerovironment, Inc.(a)	1,953
204	AGCO Corp.(a)	9,333
358	Air Transport Services Group, Inc.(a)	1,733
91	Albany International Corp., Class A	2,208
94	Alexander & Baldwin, Inc.	3,562
88	Alliant Techsystems, Inc.	5,178
20	Amerco, Inc.(a)	1,560
27	American Science & Engineering, Inc.	1,977
115	American Superconductor Corp.(a) (b)	457
291	AMETEK, Inc.	12,466
42	Analogic Corp.	2,352
85	AO Smith Corp.	3,337
84	Applied Industrial Technologies, Inc.	2,901
138	Aptargroup, Inc.	7,009
73	Arkansas Best Corp.	1,396
57	Armstrong World Industries, Inc.	2,262
71	Astec Industries, Inc.(a)	2,375
64	Atlas Air Worldwide Holdings, Inc.(a)	2,704
307	Avnet, Inc.(a)	9,146
97	AVX Corp.	1,255
47	AZZ, Inc.	1,990
207	B/E Aerospace, Inc.(a)	8,063
249	Babcock & Wilcox Co.(a)	5,647
49	Badger Meter, Inc.(b)	1,522
125	Barnes Group, Inc.	3,114
105	Belden, Inc.	3,469
118	Benchmark Electronics, Inc.(a)	1,630
159	Blount International, Inc.(a)	2,434
90	Brady Corp., Class A	2,695
101	Briggs & Stratton Corp.	1,522
104	Brink's Co.	2,560
57	Bristow Group, Inc.	2,625
150	Calgon Carbon Corp.(a)	2,232
1,157	Capstone Turbine Corp.(a) (b)	1,203
105	Carlisle Cos., Inc.	4,683
138	Celadon Group	1,475
84	Ceradyne, Inc.(a)	2,498
87	Chart Industries, Inc.(a)	5,295
219	Checkpoint Systems, Inc.(a)	2,646
57	CIRCOR International, Inc.	1,852
103	CLARCOR, Inc.	4,987
80	Clean Harbors, Inc.(a)	4,798
103	Cognex Corp.	3,674
68	Coherent, Inc.(a)	3,454
104	Con-way, Inc.	2,921
113	Crane Co.	5,423
400	Crown Holdings, Inc.(a)	12,924
217	CTS Corp.	1,847
48	Cubic Corp.	2,037
84	Curtiss-Wright Corp.	2,768
71	Cymer, Inc.(a)	3,175
209	Daktronics, Inc.	1,965
200	Darling International, Inc.(a)	2,874
127	Donaldson Co., Inc.	8,680
79	Drew Industries, Inc.	1,714
148	Dycom Industries, Inc.(a)	2,967
1,539	Eagle Bulk Shipping, Inc. (Marshall Islands)(a)	1,708
103	Eagle Materials, Inc.	2,384
150	EMCOR Group, Inc.	3,844
82	Encore Wire Corp.	2,125
140	Energizer Holdings, Inc.(a)	10,119
938	EnergySolutions, Inc.(a)	2,964
113	EnerSys(a)	2,718
57	EnPro Industries, Inc.(a)	1,908
57	ESCO Technologies, Inc.	1,545
70	Esterline Technologies Corp.(a)	3,771
196	Exelis, Inc.	1,752
58	Exponent, Inc.(a)	2,748
66	FARO Technologies, Inc.(a)	3,198
104	FEI Co.(a)	4,197
133	Fortune Brands Home & Security, Inc.(a)	2,218
72	Forward Air Corp.	2,311
60	Franklin Electric Co., Inc.	2,824
118	Gardner Denver, Inc.	10,115
82	GATX Corp.	3,501
281	Genco Shipping & Trading Ltd. (Marshall Islands)(a) (b)	2,130
142	General Cable Corp.(a)	3,763
80	Genesee & Wyoming, Inc., Class A(a)	4,886
292	Gentex Corp.	8,608
82	Gorman-Rupp Co.	2,417
124	Graco, Inc.	5,331
317	GrafTech International Ltd.(a)	4,577
81	Granite Construction, Inc.	2,017
197	Graphic Packaging Holding Co.(a)	873
143	Greenbrier Cos., Inc.(a)	3,175
72	Greif, Inc., Class A	3,357
379	Griffon Corp.	3,555
117	Gulfmark Offshore, Inc., Class A(a)	5,245
170	Harsco Corp.	3,509
107	Heartland Express, Inc.	1,471
274	Heckmann Corp.(a) (b)	1,603
82	HEICO Corp., Class A	3,358
219	Hexcel Corp.(a)	5,457
6,045	Horizon Lines, Inc.	1,451
84	HUB Group, Inc., Class A(a)	2,502
75	Hubbell, Inc., Class B	4,906
63	Huntington Ingalls Industries(a)	2,000
171	IDEX Corp.	6,235
146	II-VI, Inc.(a)	2,857
90	Interline Brands, Inc.(a)	1,420
103	iRobot Corp.(a)	3,270
62	Itron, Inc.(a)	2,197
216	JB Hunt Transport Services, Inc.	9,876
87	John Bean Technologies Corp.	1,432
80	Kaman Corp.	2,482
240	Kansas City Southern(a)	16,327
80	Kaydon Corp.	2,526
311	KBR, Inc.	8,988
149	Kemet Corp.(a)	1,234
173	Kennametal, Inc.	6,593
106	Kirby Corp.(a)	6,814
119	Knight Transportation, Inc.	1,780
58	Koppers Holdings, Inc.	1,916
238	Kratos Defense & Security Solutions, Inc.(a)	1,190
104	Landstar System, Inc.	4,812
64	Layne Christensen Co.(a)	1,601
86	Lennox International, Inc.	2,849
194	Lincoln Electric Holdings, Inc.	7,659
43	Lindsay Corp.	2,429
55	Littelfuse, Inc.	2,571
314	Louisiana-Pacific Corp.(a)	2,506
58	LSB Industries, Inc.(a)	1,814
346	Manitowoc Co., Inc.	3,830
91	Marten Transport	1,680
97	Martin Marietta Materials, Inc.(b)	7,591
150	MasTec, Inc.(a)	2,401
499	McDermott International, Inc. (Panama)(a)	5,644
61	Mettler-Toledo International, Inc.(a)	9,748
98	Michael Baker Corp.(a)	1,945
52	Middleby Corp.(a)	4,747
79	Mine Safety Appliances Co.	2,782
69	Moog, Inc., Class A(a)	2,886
92	Mueller Industries, Inc.	3,509
94	MYR Group, Inc.(a)	1,649
18	NACCO Industries, Inc., Class A	1,428
374	Nalco Holding Co.	14,492
190	National Instruments Corp.	4,997
14	National Presto Industries, Inc.	1,323
122	Newport Corp.(a)	1,590
114	Nordson Corp.	5,365
112	Old Dominion Freight Line, Inc.(a)	4,347
136	Orbital Sciences Corp.(a)	2,020
54	OSI Systems, Inc.(a)	2,582
239	Owens Corning(a)	6,859
303	Packaging Corp. of America	7,881
64	Park Electrochemical Corp.	1,756
161	Pentair, Inc.	6,123
78	Plexus Corp.(a)	2,118
88	Polypore International, Inc.(a)	4,316
229	Power-One, Inc.(a) (b)	976
106	Quanex Building Products Corp.	1,598
180	RailAmerica, Inc.(a)	2,529
68	Raven Industries, Inc.	4,096
80	RBC Bearings, Inc.(a)	3,380
66	Regal-Beloit Corp.	3,476
129	Robbins & Myers, Inc.	6,863
119	Rock-Tenn Co., Class A	6,932
98	Rofin-Sinar Technologies, Inc.(a)	2,358
52	Rogers Corp.(a)	2,064
80	RTI International Metals, Inc.(a)	2,184
202	Shaw Group, Inc.(a)	5,014
139	Ship Finance International Ltd. (Bermuda)(b)	1,391
118	Silgan Holdings, Inc.	4,595
92	Simpson Manufacturing Co., Inc.	3,045
3,573	Smartheat, Inc.(a)	1,609
196	Sonoco Products Co.	6,366
188	Spirit Aerosystems Holdings, Inc., Class A(a)	3,668
118	SPX Corp.	7,481
141	STR Holdings, Inc.(a) (b)	1,292
84	Sun Hydraulics Corp.	2,113
242	SunPower Corp.(a) (b)	1,892
283	Swift Transportation Co.(a)	2,411
67	TAL International Group, Inc.	1,763
248	TASER International, Inc.(a)	1,493
83	Tech Data Corp.(a)	4,086
87	Teekay Corp. (Marshall Islands)	2,403
69	Teledyne Technologies, Inc.(a)	3,911
328	Temple-Inland, Inc.	10,440
70	Tennant Co.	2,939
259	Terex Corp.(a)	3,996
127	Tetra Tech, Inc.(a)	2,844
52	Texas Industries, Inc.	1,317
61	Textainer Group Holdings Ltd. (Bermuda)	1,653
95	Thomas & Betts Corp.(a)	4,941
117	Tidewater, Inc.	5,897
218	Timken Co.	9,158
90	TransDigm Group, Inc.(a)	8,678
100	Tredegar Corp.	2,183
112	Trex Co., Inc.(a)	2,501
243	Trimble Navigation Ltd.(a)	10,468
191	Trinity Industries, Inc.	5,459
78	Triumph Group, Inc.	4,640
252	TTM Technologies, Inc.(a)	2,775
233	Tutor Perini Corp.(a)	3,842
132	Universal Display Corp.(a) (b)	5,143
48	Universal Forest Products, Inc.	1,338
190	URS Corp.(a)	6,867
426	USG Corp.(a) (b)	4,171
232	UTi Worldwide, Inc. (British Virgin Islands)	3,610
51	Valmont Industries, Inc.	4,344
377	Vishay Intertechnology, Inc.(a)	3,729
107	Wabtec Corp.	7,303
220	Waste Connections, Inc.	7,209
62	Watts Water Technologies, Inc., Class A	2,368
100	Werner Enterprises, Inc.	2,344
149	Woodward, Inc.	6,309
150	Worthington Industries, Inc.	2,638
127	Zebra Technologies Corp., Class A(a)	4,808
		817,556

	Technology - 8.8%
94	3D Systems Corp.(a) (b)	1,467
102	ACI Worldwide, Inc.(a)	3,068
1,040	Activision Blizzard, Inc.	12,917
181	Acxiom Corp.(a)	2,252
120	Advent Software, Inc.(a)	3,240
407	Allscripts Healthcare Solutions, Inc.(a)	7,920
288	Amkor Technology, Inc.(a)	1,279
175	ANSYS, Inc.(a)	10,845
567	Applied Micro Circuits Corp.(a)	4,230
229	Ariba, Inc.(a)	6,950
219	Aspen Technology, Inc.(a)	3,909
70	athenahealth, Inc.(a)	4,158
930	Atmel Corp.(a)	8,249
106	ATMI, Inc.(a)	2,194
117	Avid Technology, Inc.(a)	931
76	Blackbaud, Inc.	2,235
107	Bottomline Technologies, Inc.(a)	2,407
314	Broadridge Financial Solutions, Inc.	7,087
1,554	Brocade Communications Systems, Inc.(a)	8,361
172	Brooks Automation, Inc.	1,641
54	Cabot Microelectronics Corp.(a)	2,245
65	CACI International, Inc., Class A(a)	3,665
587	Cadence Design Systems, Inc.(a)	6,422
138	Cavium, Inc.(a)	4,504
241	Cirrus Logic, Inc.(a)	3,926
97	CommVault Systems, Inc.(a)	4,814
45	Computer Programs & Systems, Inc.	2,043
85	Concur Technologies, Inc.(a)	4,015
165	Cree, Inc.(a)	4,105
104	CSG Systems International, Inc.(a)	1,578
24	CSR PLC, ADR (United Kingdom)(a)	259
320	Cypress Semiconductor Corp.	6,102
163	Diebold, Inc.	4,918
90	Diodes, Inc.(a)	1,845
92	DST Systems, Inc.	4,373
114	Ebix, Inc.(b)	2,451
163	Echelon Corp.(a)	802
233	Electronics for Imaging, Inc.(a)	3,446
236	Emulex Corp.(a)	1,864
428	Entegris, Inc.(a)	3,608
127	Fair Isaac Corp.	4,619
297	Fairchild Semiconductor International, Inc.(a)	3,846
171	Fortinet, Inc.(a)	4,102
436	GT Advanced Technologies, Inc.(a)	3,366
77	Hittite Microwave Corp.(a)	4,190
179	iGATE Corp.(b)	2,778
73	IHS, Inc., Class A(a)	6,452
164	Informatica Corp.(a)	7,373
118	Insight Enterprises, Inc.(a)	1,728
449	Integrated Device Technology, Inc.(a)	2,604
148	International Rectifier Corp.(a)	3,112
268	Intersil Corp., Class A	2,849
181	Jack Henry & Associates, Inc.	6,011
100	JDA Software Group, Inc.(a)	3,152
225	Kulicke & Soffa Industries, Inc.(a)	2,047
251	Lam Research Corp.(a)	10,233
572	Lattice Semiconductor Corp.(a)	3,941
234	LivePerson, Inc.(a)	2,944
66	Manhattan Associates, Inc.(a)	2,979
59	ManTech International Corp., Class A	1,994
1,156	Marvell Technology Group Ltd. (Bermuda)(a)	16,323
388	Maxim Integrated Products, Inc.	9,952
93	Maxwell Technologies, Inc.(a)	1,578
123	Medidata Solutions, Inc.(a)	2,482
270	Mentor Graphics Corp.(a)	3,440
180	Micrel, Inc.	1,872
173	MICROS Systems, Inc.(a)	8,160
197	Microsemi Corp.(a)	3,499
21	MicroStrategy, Inc., Class A(a)	2,586
125	MKS Instruments, Inc.	3,357
103	Monolithic Power Systems, Inc.(a)	1,240
215	MSCI, Inc., Class A(a)	7,256
59	MTS Systems Corp.	2,371
342	NCR Corp.(a)	5,982
165	Netlogic Microsystems, Inc.(a)	8,154
112	Netscout Systems, Inc.(a)	1,979
114	NetSuite, Inc.(a)	4,622
500	Nuance Communications, Inc.(a)	12,290
106	Omnicell, Inc.(a)	1,713
136	Omnivision Technologies, Inc.(a)	1,467
827	ON Semiconductor Corp.(a)	6,227
244	Parametric Technology Corp.(a)	5,082
46	Pegasystems, Inc.(b)	1,328
459	PMC - Sierra, Inc.(a)	2,566
57	Power Integrations, Inc.	2,004
130	Progress Software Corp.(a)	2,648
92	Qlik Technologies, Inc.(a)	2,518
175	QLogic Corp.(a)	2,611
82	Quality Systems, Inc.	2,899
639	Quantum Corp.(a)	1,719
152	Quest Software, Inc.(a)	2,747
153	Rambus, Inc.(a)	1,221
80	Realpage, Inc.(a)	2,002
104	RightNow Technologies, Inc.(a)	4,464
300	Riverbed Technology, Inc.(a)	7,800
249	Rovi Corp.(a)	6,910
149	Semtech Corp.(a)	3,457
213	Sigma Designs, Inc.(a)	1,485
128	Silicon Graphics International(a)	1,910
372	Silicon Image, Inc.(a)	1,826
88	Silicon Laboratories, Inc.(a)	3,803
413	Skyworks Solutions, Inc.(a)	6,736
173	SolarWinds, Inc.(a)	5,673
145	Solera Holdings, Inc.	6,861
84	Standard Microsystems Corp.(a)	2,103
181	STEC, Inc.(a) (b)	1,651
56	Stratasys, Inc.(a)	1,720
149	SuccessFactors, Inc.(a)	3,814
179	Super Micro Computer, Inc.(a)	2,433
91	SYKES Enterprises, Inc.(a)	1,482
80	Synaptics, Inc.(a)	2,597
84	Synchronoss Technologies, Inc.(a)	2,511
46	SYNNEX Corp.(a)	1,350
311	Synopsys, Inc.(a)	8,699
65	Syntel, Inc.	3,110
244	Take-Two Interactive Software, Inc.(a)	3,404
113	Taleo Corp., Class A(a)	3,660
142	Tessera Technologies, Inc.(a)	2,464
339	TriQuint Semiconductor, Inc.(a)	1,481
92	Tyler Technologies, Inc.(a)	2,949
57	Ultimate Software Group, Inc.(a)	3,780
90	Veeco Instruments, Inc.(a) (b)	2,240
195	VeriFone Systems, Inc.(a)	8,551
114	VMware, Inc., Class A(a)	11,021
84	Volterra Semiconductor Corp.(a)	2,058
		502,543

	Utilities - 4.5%
147	AGL Resources, Inc.	6,061
106	ALLETE, Inc.	4,224
200	Alliant Energy Corp.	8,442
84	American States Water Co.	2,963
370	American Water Works Co., Inc.	11,496
320	Aqua America, Inc.	7,008
173	Atmos Energy Corp.	5,918
156	Avista Corp.	3,900
107	Black Hills Corp.	3,504
162	California Water Service Group	2,986
1,058	Calpine Corp.(a)	15,912
62	CH Energy Group, Inc.	3,494
80	Chesapeake Utilities Corp.	3,439
149	Cleco Corp.	5,385
159	Dynegy, Inc.(a)	469
147	El Paso Electric Co.	5,074
151	Empire District Electric Co.	3,179
119	EnerNOC, Inc.(a) (b)	1,171
2,019	GenOn Energy, Inc.(a)	5,492
307	Great Plains Energy, Inc.	6,459
235	Hawaiian Electric Industries, Inc.	6,089
120	IDACORP, Inc.	4,919
90	ITC Holdings Corp.	6,653
81	Laclede Group, Inc.	3,250
373	MDU Resources Group, Inc.	8,008
88	MGE Energy, Inc.	3,937
129	National Fuel Gas Co.	7,476
102	New Jersey Resources Corp.	4,826
78	Northwest Natural Gas Co.	3,671
127	NorthWestern Corp.	4,430
196	NSTAR	8,916
462	NV Energy, Inc.	7,087
153	OGE Energy Corp.	8,103
101	Otter Tail Corp.	2,190
62	PICO Holdings, Inc.(a)	1,373
168	Piedmont Natural Gas Co., Inc.	5,539
245	PNM Resources, Inc.	4,682
215	Portland General Electric Co.	5,386
301	Questar Corp.	5,809
86	South Jersey Industries, Inc.	4,831
261	Southern Union Co.	10,758
126	Southwest Gas Corp.	5,094
181	UGI Corp.	5,423
107	UIL Holdings Corp.	3,728
97	Unisource Energy Corp.	3,577
202	Vectren Corp.	5,878
250	Westar Energy, Inc.	6,905
107	WGL Holdings, Inc.	4,587
		259,701

	Total Common Stocks - 99.7%
	(Cost $5,026,154)	5,705,440

	Warrants - 0.0%*
22	Magnum Humter Resources Corp., 08/29/13	-
	(Cost $0)

	Total Long-Term Investments - 99.7%
	(Cost $5,026,154)	5,705,440

	Investments of Collateral for Securities Loaned - 5.2%
296,443	BNY Mellon Securities Lending Overnight Fund, 0.1250%(c) (d)	296,443
	(Cost $296,443)

	Total Investments - 104.9%
	(Cost $5,322,597)	6,001,883
	Liabilities in excess of Other Assets - (4.9%)	(282,251)
	Net Assets - 100.0%	$ 5,719,632

*Less than 0.1%
ADR - American Depositary Receipt
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2011.
(c)
At November 30, 2011, the total market value of the Fund's securities on loan was $292,847 and the total market value of the collateral held by the Fund was $307,899, consisting of cash collateral of $296,443 and U.S. Government and Agency securities valued at $11,456.

(d)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2011.

Country Allocation*
United States	95.7%
Bermuda	2.6%
Canada	0.4%
Cayman Islands	0.4%
Puerto Rico	0.2%
Liberia	0.2%
Luxembourg	0.1%
Marshall Islands	0.1%
Panama	0.1%
Switzerland	0.1%
British Virgin Islands	0.1%
Ireland	0.0%	**
Curacao	0.0%	**
Bahamas	0.0%	**
United Kingdom	0.0%	**

* Subject to change daily. Based on long-term investments.
** Less than 0.1%

At November 30, 2011 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 5,312,344	$1,092,529	$ (402,990)	$ 689,539

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of
November 30, 2011.

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks	$5,705	$-		$-	$5,705
Warrants	-	-	†	-	-
Investments of Collateral for Securities Loaned	297	-		-	297
Total	$6,002	$-		$-	$6,002

† Market value is less than minimum figure disclosed.

There were no transfers between levels.

WFVK Wilshire 5000 Total Market ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 99.7%
	Basic Materials - 3.5%
74	Air Products & Chemicals, Inc.	$6,197
32	Airgas, Inc.	2,462
30	AK Steel Holding Corp.(a)	254
34	Albemarle Corp.	1,854
403	Alcoa, Inc.	4,038
46	Allegheny Technologies, Inc.	2,310
66	Allied Nevada Gold Corp.(b)	2,369
30	Ashland, Inc.	1,669
32	Cabot Corp.	1,062
28	Carpenter Technology Corp.	1,516
56	Celanese Corp., Series A	2,603
28	CF Industries Holdings, Inc.	3,914
144	Chemtura Corp.(b)	1,678
54	Cliffs Natural Resources, Inc.	3,662
54	Coeur d'Alene Mines Corp.(b)	1,581
16	Compass Minerals International, Inc.	1,226
22	Cytec Industries, Inc.	1,037
18	Domtar Corp.	1,413
501	Dow Chemical Co.	13,883
56	Eastman Chemical Co.	2,219
104	Ecolab, Inc.	5,930
359	EI du Pont de Nemours & Co.	17,131
30	FMC Corp.	2,518
389	Freeport-McMoRan Copper & Gold, Inc.	15,404
150	Hecla Mining Co.	928
92	Huntsman Corp.	1,006
34	International Flavors & Fragrances, Inc.	1,845
170	International Paper Co.	4,828
30	Intrepid Potash, Inc.(b)	695
54	MeadWestvaco Corp.	1,612
42	Molycorp, Inc.(a) (b)	1,422
237	Monsanto Co.	17,408
72	Mosaic Co.	3,799
8	NewMarket Corp.	1,583
187	Newmont Mining Corp.	12,881
124	Nucor Corp.	4,889
48	Olin Corp.	912
62	PPG Industries, Inc.	5,440
120	Praxair, Inc.	12,240
34	Reliance Steel & Aluminum Co.	1,670
28	Rockwood Holdings, Inc.(b)	1,248
26	Royal Gold, Inc.	2,118
60	RPM International, Inc.	1,416
30	Sensient Technologies Corp.	1,133
44	Sherwin-Williams Co.	3,820
42	Sigma-Aldrich Corp.	2,722
64	Solutia, Inc.(b)	1,019
56	Southern Copper Corp.	1,743
112	Steel Dynamics, Inc.	1,476
105	Stillwater Mining Co.(b)	1,146
62	Titanium Metals Corp.	966
66	U.S. Steel Corp.(a)	1,802
44	Valspar Corp.	1,623
50	Vulcan Materials Co.	1,622
30	WR Grace & Co.(b)	1,250
		196,192

	Communications - 10.0%
20	AboveNet, Inc.	1,195
28	Acme Packet, Inc.(b)	936
46	ADTRAN, Inc.	1,519
138	Amazon.com, Inc.(b)	26,536
26	AMC Networks, Inc., Class A(b)	936
164	American Tower Corp., Class A(b)	9,676
60	AOL, Inc.(b)	860
94	Arris Group, Inc.(b)	1,011
85	Aruba Networks, Inc.(a) (b)	1,793
2,438	AT&T, Inc.	70,653
28	Blue Coat Systems, Inc.(b)	504
104	Cablevision Systems Corp., Class A	1,560
287	CBS Corp., Class B	7,473
220	CenturyLink, Inc.	8,254
64	Ciena Corp.(b)	775
2,217	Cisco Systems, Inc.	41,325
948	Comcast Corp., Class A	21,491
571	Corning, Inc.	7,577
124	Crown Castle International Corp.(b)	5,248
34	Digital River, Inc.(b)	544
40	DigitalGlobe, Inc.(b)	596
375	DIRECTV, Class A(b)	17,708
100	Discovery Communications, Inc., Class A(b)	4,198
90	DISH Network Corp., Class A	2,211
461	eBay, Inc.(b)	13,641
14	Equinix, Inc.(b)	1,400
100	Expedia, Inc.	2,782
38	F5 Networks, Inc.(b)	4,295
26	FactSet Research Systems, Inc.	2,424
70	Finisar Corp.(b)	1,291
485	Frontier Communications Corp.	2,774
102	Gannett Co., Inc.	1,108
98	Google, Inc., Class A(b)	58,740
58	Harris Corp.	2,065
56	IAC/InterActiveCorp	2,345
40	InterDigital, Inc.(a)	1,758
176	Interpublic Group of Cos., Inc.	1,651
32	IPG Photonics Corp.(b)	1,227
134	JDS Uniphase Corp.(b)	1,471
28	John Wiley & Sons, Inc., Class A	1,347
205	Juniper Networks, Inc.(b)	4,656
32	Lamar Advertising Co., Class A(b)	777
62	Leap Wireless International, Inc.(b)	562
60	Level 3 Communications, Inc.(b)	1,237
110	Liberty Global, Inc., Class A(b)	4,333
241	Liberty Media Corp. - Interactive, Class A(b)	3,919
63	Liberty Media Corp. - Liberty Capital(b)	4,781
138	McGraw-Hill Cos., Inc.	5,893
24	Meredith Corp.(a)	696
195	MetroPCS Communications, Inc.(b)	1,634
114	Motorola Mobility Holdings, Inc.(b)	4,446
132	Motorola Solutions, Inc.	6,160
22	NetFlix, Inc.(b)	1,420
46	NeuStar, Inc., Class A(b)	1,552
80	New York Times Co., Class A(a) (b)	582
763	News Corp., Class A	13,307
72	NII Holdings, Inc.(b)	1,657
144	Omnicom Group, Inc.	6,216
16	OpenTable, Inc.(a) (b)	566
30	Plantronics, Inc.	1,034
104	Polycom, Inc.(b)	1,758
18	priceline.com, Inc.(b)	8,746
42	Rackspace Hosting, Inc.(b)	1,822
172	RF Micro Devices, Inc.(b)	1,072
56	SBA Communications Corp., Class A(b)	2,290
52	Scripps Networks Interactive, Inc., Class A	2,071
1,839	Sirius XM Radio, Inc.(b)	3,310
996	Sprint Nextel Corp.(b)	2,689
341	Symantec Corp.(b)	5,575
30	Tekelec(b)	331
44	Telephone & Data Systems, Inc.	1,188
229	Tellabs, Inc.	909
108	TIBCO Software, Inc.(b)	2,959
128	Time Warner Cable, Inc.	7,741
427	Time Warner, Inc.	14,868
68	tw telecom, Inc.(b)	1,278
80	VeriSign, Inc.	2,686
1,152	Verizon Communications, Inc.	43,465
225	Viacom, Inc., Class B	10,071
32	Viasat, Inc.(b)	1,514
92	Virgin Media, Inc.	2,039
77	VirnetX Holding Corp.(a) (b)	1,528
733	Walt Disney Co.	26,278
2	Washington Post Co., Class B(a)	718
28	WebMD Health Corp.(b)	1,014
223	Windstream Corp.	2,622
465	Yahoo!, Inc.(b)	7,305
		558,173

	Consumer, Cyclical - 10.0%
54	99 Cents Only Stores(b)	1,180
40	Abercrombie & Fitch Co., Class A	1,916
42	Advance Auto Parts, Inc.	2,907
54	Aeropostale, Inc.(b)	838
24	Alaska Air Group, Inc.(b)	1,666
112	American Eagle Outfitters, Inc.	1,558
50	ANN, Inc.(b)	1,173
56	Arrow Electronics, Inc.(b)	2,047
36	Ascena Retail Group, Inc.(b)	991
40	Autoliv, Inc.	2,131
92	AutoNation, Inc.(a) (b)	3,322
24	AutoZone, Inc.(b)	7,881
30	Bally Technologies, Inc.(b)	1,150
88	Bed Bath & Beyond, Inc.(b)	5,325
154	Best Buy Co., Inc.	4,172
38	Big Lots, Inc.(b)	1,524
44	BorgWarner, Inc.(b)	2,900
56	Brinker International, Inc.	1,348
62	Brunswick Corp.	1,154
30	Buckle, Inc.(a)	1,199
70	CarMax, Inc.(b)	2,013
128	Carnival Corp. (Panama)	4,250
34	Carter's, Inc.(b)	1,352
38	Casey's General Stores, Inc.	2,028
22	Cash America International, Inc.	1,094
36	Cheesecake Factory, Inc.(b)	1,021
92	Chico's FAS, Inc.	957
16	Chipotle Mexican Grill, Inc.(b)	5,145
22	Choice Hotels International, Inc.(a)	790
74	Cintas Corp.	2,250
134	Coach, Inc.	8,387
40	Collective Brands, Inc.(b)	558
52	Cooper Tire & Rubber Co.	697
40	Copart, Inc.(b)	1,797
128	Costco Wholesale Corp.	10,918
577	CVS Caremark Corp.	22,411
76	Dana Holding Corp.(b)	947
64	Darden Restaurants, Inc.	3,053
30	Deckers Outdoor Corp.(b)	3,268
491	Delta Air Lines, Inc.(b)	3,987
48	Dick's Sporting Goods, Inc.	1,887
44	Dillard's, Inc., Class A	2,068
30	Dolby Laboratories, Inc., Class A(b)	988
56	Dollar Tree, Inc.(b)	4,563
134	DR Horton, Inc.	1,596
26	DreamWorks Animation SKG, Inc., Class A(b)	483
42	Ezcorp, Inc., Class A(b)	1,222
68	Family Dollar Stores, Inc.	4,041
120	Fastenal Co.	4,998
58	Federal-Mogul Corp.(b)	847
92	Foot Locker, Inc.	2,170
1,466	Ford Motor Co.	15,540
28	Fossil, Inc.(b)	2,509
98	GameStop Corp., Class A(b)	2,266
205	Gap, Inc.	3,831
302	General Motors Co.(b)	6,430
72	Genuine Parts Co.	4,212
110	Goodyear Tire & Rubber Co.(b)	1,539
34	Guess?, Inc.	956
40	Hanesbrands, Inc.(b)	985
84	Harley-Davidson, Inc.	3,089
26	Harman International Industries, Inc.	1,074
60	Hasbro, Inc.	2,149
581	Home Depot, Inc.	22,787
28	Hyatt Hotels Corp., Class A(b)	999
66	Iconix Brand Group, Inc.(b)	1,139
90	Ingram Micro, Inc., Class A(b)	1,621
140	International Game Technology	2,388
40	Jack in the Box, Inc.(b)	820
102	JC Penney Co., Inc.	3,268
187	JetBlue Airways Corp.(b)	770
217	Johnson Controls, Inc.	6,831
48	Jones Group, Inc.	521
130	Kohl's Corp.	6,994
201	Las Vegas Sands Corp.(b)	9,389
74	Lennar Corp., Class A	1,362
114	Limited Brands, Inc.	4,826
78	LKQ Corp.(b)	2,381
567	Lowe's Cos., Inc.	13,614
179	Macy's, Inc.	5,787
38	Madison Square Garden Co., Class A(b)	1,107
142	Marriott International, Inc., Class A	4,348
14	Marriott Vacations Worldwide Corp.(b)	227
140	Mattel, Inc.	4,033
407	McDonald's Corp.	38,877
30	MDC Holdings, Inc.	535
82	Meritor, Inc.(b)	488
136	MGM Resorts International(b)	1,399
28	Mohawk Industries, Inc.(b)	1,528
28	MSC Industrial Direct Co., Inc., Class A	1,947
36	Navistar International Corp.(b)	1,340
114	Newell Rubbermaid, Inc.	1,744
134	NIKE, Inc., Class B	12,888
92	Nordstrom, Inc.	4,166
36	Nu Skin Enterprises, Inc., Class A	1,719
2	NVR, Inc.(b)	1,340
64	O'Reilly Automotive, Inc.(b)	4,943
62	Orient-Express Hotels Ltd., Class A (Bermuda)(b)	446
42	Oshkosh Corp.(b)	862
38	Owens & Minor, Inc.	1,170
152	PACCAR, Inc.	6,167
14	Panera Bread Co., Class A(b)	2,007
44	Penn National Gaming, Inc.(b)	1,633
64	PetSmart, Inc.	3,088
18	PF Chang's China Bistro, Inc.	546
40	Polaris Industries, Inc.	2,404
81	Pulte Group, Inc.(b)	495
28	PVH Corp.	1,901
66	RadioShack Corp.	758
20	Ralph Lauren Corp.	2,837
52	Regal Entertainment Group, Class A	741
986	Rite Aid Corp.(b)	1,203
48	Ross Stores, Inc.	4,276
60	Royal Caribbean Cruises Ltd. (Liberia)	1,663
118	Saks, Inc.(a) (b)	1,123
54	Scientific Games Corp., Class A(b)	464
40	Sears Holdings Corp.(a) (b)	2,413
36	Signet Jewelers Ltd. (Bermuda)	1,594
237	Southwest Airlines Co.	1,986
213	Staples, Inc.	3,069
239	Starbucks Corp.	10,392
62	Starwood Hotels & Resorts Worldwide, Inc.	2,956
251	Target Corp.	13,228
34	Tempur-Pedic International, Inc.(b)	1,857
34	Tenneco, Inc.(b)	985
24	Thor Industries, Inc.	581
60	Tiffany & Co.	4,022
66	TiVo, Inc.(b)	652
164	TJX Cos., Inc.	10,119
80	Toll Brothers, Inc.(b)	1,625
22	Toro Co.	1,242
44	Tractor Supply Co.	3,178
48	TRW Automotive Holdings Corp.(b)	1,568
44	Ulta Salon Cosmetics & Fragrance, Inc.(b)	3,064
154	United Continental Holdings, Inc.(a) (b)	2,767
28	United Stationers, Inc.	939
60	Urban Outfitters, Inc.(b)	1,619
104	US Airways Group, Inc.(b)	491
36	VF Corp.	4,993
44	Visteon Corp.(b)	2,462
32	WABCO Holdings, Inc.(b)	1,504
403	Walgreen Co.	13,589
685	Wal-Mart Stores, Inc.	40,346
28	Warnaco Group, Inc.(b)	1,419
18	Watsco, Inc.	1,143
281	Wendy's Co.	1,394
34	WESCO International, Inc.(b)	1,733
22	Whirlpool Corp.	1,079
48	Williams-Sonoma, Inc.	1,813
32	Wolverine World Wide, Inc.	1,179
38	World Fuel Services Corp.	1,629
28	WW Grainger, Inc.	5,233
60	Wyndham Worldwide Corp.	2,127
30	Wynn Resorts Ltd.	3,617
181	Yum! Brands, Inc.	10,143
		560,408

	Consumer, Non-cyclical - 21.7%
56	Aaron's, Inc.	1,472
643	Abbott Laboratories	35,076
62	Acacia Research - Acacia Technology(b)	2,159
30	Acorda Therapeutics, Inc.(b)	695
160	Aetna, Inc.	6,691
38	Alere, Inc.(b)	889
76	Alexion Pharmaceuticals, Inc.(b)	5,218
46	Align Technology, Inc.(b)	1,127
122	Allergan, Inc.	10,214
30	Alliance Data Systems Corp.(a) (b)	3,072
759	Altria Group, Inc.	21,776
34	AMERIGROUP Corp.(b)	1,944
110	AmerisourceBergen Corp.	4,087
411	Amgen, Inc.	23,801
68	Amylin Pharmaceuticals, Inc.(b)	734
68	Apollo Group, Inc., Class A(b)	3,297
259	Archer-Daniels-Midland Co.	7,801
191	Automatic Data Processing, Inc.	9,758
30	Auxilium Pharmaceuticals, Inc.(b)	523
46	Avery Dennison Corp.	1,206
125	Avis Budget Group, Inc.(b)	1,475
236	Avon Products, Inc.	4,012
253	Baxter International, Inc.	13,070
68	Beam, Inc.	3,571
92	Becton Dickinson and Co.	6,788
82	Biogen IDEC, Inc.(b)	9,426
60	BioMarin Pharmaceutical, Inc.(b)	2,077
14	Bio-Rad Laboratories, Inc., Class A(b)	1,320
613	Boston Scientific Corp.(b)	3,617
719	Bristol-Myers Squibb Co.	23,526
60	Brookdale Senior Living, Inc.(b)	933
68	Brown-Forman Corp., Class B	5,427
72	Bruker Corp.(b)	901
80	Bunge Ltd. (Bermuda)	5,000
276	Cadiz, Inc.(b)	2,357
92	Campbell Soup Co.	2,999
130	Cardinal Health, Inc.	5,520
99	Cardtronics, Inc.(b)	2,691
46	Career Education Corp.(b)	325
92	CareFusion Corp.(b)	2,280
24	Catalyst Health Solutions, Inc.(b)	1,248
199	Celgene Corp.(b)	12,553
38	Charles River Laboratories International, Inc.(b)	1,077
16	Chemed Corp.	859
72	Church & Dwight Co., Inc.	3,186
108	CIGNA Corp.	4,777
62	Clorox Co.	4,028
815	Coca-Cola Co.	54,792
154	Coca-Cola Enterprises, Inc.	4,022
169	Colgate-Palmolive Co.	15,464
44	Community Health Systems, Inc.(b)	874
185	ConAgra Foods, Inc.	4,673
102	Constellation Brands, Inc., Class A(b)	1,986
84	Convergys Corp.(b)	1,085
24	Cooper Cos., Inc.	1,470
36	CoreLogic, Inc.(b)	478
42	Corn Products International, Inc.	2,184
64	Corrections Corp. of America(b)	1,344
30	Covance, Inc.(b)	1,377
66	Coventry Health Care, Inc.(b)	2,108
38	CR Bard, Inc.	3,313
42	DaVita, Inc.(b)	3,200
112	Dean Foods Co.(b)	1,138
206	Dendreon Corp.(a) (b)	1,780
68	DENTSPLY International, Inc.	2,456
30	DeVry, Inc.	1,035
106	Dr Pepper Snapple Group, Inc.	3,872
40	Edwards Lifesciences Corp.(b)	2,641
341	Eli Lilly & Co.	12,907
64	Endo Pharmaceuticals Holdings, Inc.(b)	2,191
52	Equifax, Inc.	1,932
44	Estee Lauder Cos., Inc., Class A	5,191
193	Express Scripts, Inc.(b)	8,810
90	Flowers Foods, Inc.	1,779
106	Forest Laboratories, Inc.(b)	3,176
34	FTI Consulting, Inc.(b)	1,458
50	Gartner, Inc.(b)	1,892
237	General Mills, Inc.	9,468
74	Genpact Ltd. (Bermuda)(b)	1,152
30	Gen-Probe, Inc.(b)	1,890
381	Gilead Sciences, Inc.(b)	15,183
36	Global Payments, Inc.	1,592
3,864	Great Atlantic & Pacific Tea Co., Inc.(a) (b)	185
60	Green Mountain Coffee Roasters, Inc.(b)	3,146
134	H&R Block, Inc.	2,108
20	Haemonetics Corp.(b)	1,185
44	Hansen Natural Corp.(b)	4,057
62	HCA Holdings, Inc.(b)	1,512
130	Health Management Associates, Inc., Class A(b)	1,069
52	Health NET, Inc.(b)	1,619
60	HealthSouth Corp.(b)	1,037
44	Healthspring, Inc.(b)	2,403
36	Henry Schein, Inc.(b)	2,316
64	Herbalife Ltd. (Cayman Islands)	3,539
98	Hershey Co.	5,653
88	Hertz Global Holdings, Inc.(b)	995
44	Hillenbrand, Inc.	1,000
36	Hill-Rom Holdings, Inc.	1,138
116	HJ Heinz Co.	6,107
60	HMS Holdings Corp.(b)	1,820
116	Hologic, Inc.(b)	2,043
80	Hormel Foods Corp.	2,409
54	Hospira, Inc.(b)	1,522
33	Human Genome Sciences, Inc.(b)	253
62	Humana, Inc.	5,498
22	IDEXX Laboratories, Inc.(b)	1,654
58	Illumina, Inc.(b)	1,614
78	Incyte Corp. Ltd.(a) (b)	1,074
24	InterMune, Inc.(b)	436
12	Intuitive Surgical, Inc.(b)	5,211
76	Iron Mountain, Inc.	2,308
20	ITT Educational Services, Inc.(a) (b)	1,099
38	Jarden Corp.	1,183
54	JM Smucker Co.	4,103
1,144	Johnson & Johnson	74,040
96	Kellogg Co.	4,719
168	Kimberly-Clark Corp.	12,007
607	Kraft Foods, Inc., Class A	21,943
271	Kroger Co.	6,282
42	Laboratory Corp. of America Holdings(b)	3,600
18	Lancaster Colony Corp.	1,267
22	Lender Processing Services, Inc.	417
76	Life Technologies Corp.(b)	2,943
30	LifePoint Hospitals, Inc.(b)	1,177
44	Lincare Holdings, Inc.	1,043
66	Live Nation Entertainment, Inc.(b)	570
68	Lorillard, Inc.	7,590
24	Magellan Health Services, Inc.(b)	1,216
34	Manpower, Inc.	1,245
38	Masimo Corp.	785
40	Mastercard, Inc., Class A	14,982
26	Matthews International Corp., Class A	862
62	McCormick & Co., Inc.	3,019
102	McKesson Corp.	8,294
60	Mead Johnson Nutrition Co.	4,522
158	Medco Health Solutions, Inc.(b)	8,954
40	Medicis Pharmaceutical Corp., Class A	1,306
26	Mednax, Inc.(b)	1,752
409	Medtronic, Inc.	14,900
1,216	Merck & Co., Inc.	43,472
58	Molson Coors Brewing Co., Class B	2,354
78	MoneyGram International, Inc.(b)	1,335
70	Monster Worldwide, Inc.(b)	512
76	Moody's Corp.	2,638
28	Morningstar, Inc.	1,687
140	Mylan, Inc.(b)	2,734
56	Myriad Genetics, Inc.(b)	1,190
24	NuVasive, Inc.(b)	331
68	Omnicare, Inc.	2,217
40	Onyx Pharmaceuticals, Inc.(b)	1,764
38	Parexel International Corp.(b)	762
48	Patterson Cos., Inc.	1,448
148	Paychex, Inc.	4,308
669	PepsiCo, Inc.	42,816
36	Perrigo Co.	3,524
3,285	Pfizer, Inc.	65,930
70	Pharmaceutical Product Development, Inc.	2,325
36	Pharmasset, Inc.(b)	4,716
44	PHH Corp.(b)	676
657	Philip Morris International, Inc.	50,090
1,246	Procter & Gamble Co.	80,454
40	PSS World Medical, Inc.(b)	975
114	Quanta Services, Inc.(b)	2,347
58	Quest Diagnostics, Inc.	3,402
87	Questcor Pharmaceuticals, Inc.(b)	3,911
30	Ralcorp Holdings, Inc.(b)	2,440
38	Regeneron Pharmaceuticals, Inc.(b)	2,258
46	Rent-A-Center, Inc.	1,654
68	ResMed, Inc.(b)	1,771
162	Reynolds American, Inc.	6,781
60	Robert Half International, Inc.	1,589
92	Rollins, Inc.	2,042
98	RR Donnelley & Sons Co.	1,472
36	Ruddick Corp.	1,435
174	Safeway, Inc.	3,480
185	SAIC, Inc.(b)	2,229
30	Salix Pharmaceuticals Ltd.(b)	1,324
295	Sara Lee Corp.	5,593
32	Scotts Miracle-GRO Co., Class A(a)	1,411
105	Seattle Genetics, Inc.(b)	1,746
112	Service Corp. International	1,148
20	Sirona Dental Systems, Inc.(b)	889
70	Smithfield Foods, Inc.(b)	1,714
46	Snyders-Lance, Inc.	972
34	Sotheby's	1,068
134	St Jude Medical, Inc.	5,151
473	Star Scientific, Inc.(a) (b)	1,249
34	STERIS Corp.	1,022
3	Strayer Education, Inc.(a)	292
106	Stryker Corp.	5,176
112	SUPERVALU, Inc.(a)	823
247	Sysco Corp.	7,049
24	Techne Corp.	1,620
24	Teleflex, Inc.	1,461
225	Tenet Healthcare Corp.(b)	1,046
68	Theravance, Inc.(b)	1,587
36	Thoratec Corp.(b)	1,095
100	Total System Services, Inc.	2,004
50	Towers Watson & Co., Class A	3,258
22	TreeHouse Foods, Inc.(b)	1,450
28	Tupperware Brands Corp.	1,631
130	Tyson Foods, Inc., Class A	2,618
26	United Therapeutics Corp.(b)	1,064
459	UnitedHealth Group, Inc.	22,385
18	Universal Corp.	853
40	Universal Health Services, Inc., Class B	1,609
28	Valassis Communications, Inc.(a) (b)	538
50	Varian Medical Systems, Inc.(b)	3,112
44	VCA Antech, Inc.(b)	865
38	Verisk Analytics, Inc., Class A(b)	1,493
78	Vertex Pharmaceuticals, Inc.(b)	2,261
176	Visa, Inc., Class A	17,067
48	Watson Pharmaceuticals, Inc.(b)	3,102
44	Weight Watchers International, Inc.	2,586
34	WellCare Health Plans, Inc.(b)	1,987
172	WellPoint, Inc.	12,135
24	West Pharmaceutical Services, Inc.	925
285	Western Union Co.	4,970
76	Whole Foods Market, Inc.	5,176
90	Zimmer Holdings, Inc.(b)	4,550
		1,213,371

	Diversified - 0.0%**
100	Leucadia National Corp.	2,342

	Energy - 11.9%
86	Alpha Natural Resources, Inc.(b)	2,064
203	Anadarko Petroleum Corp.	16,498
152	Apache Corp.	15,115
78	Arch Coal, Inc.	1,278
66	ATP Oil & Gas Corp.(a) (b)	484
30	Atwood Oceanics, Inc.(b)	1,230
174	Baker Hughes, Inc.	9,502
28	Berry Petroleum Co., Class A	1,229
30	Bill Barrett Corp.(b)	1,170
64	Brigham Exploration Co.(b)	2,332
46	Cabot Oil & Gas Corp.	4,075
104	Cameron International Corp.(b)	5,615
14	CARBO Ceramics, Inc.	1,992
40	Carrizo Oil & Gas, Inc.(b)	1,138
253	Chesapeake Energy Corp.	6,411
829	Chevron Corp.	85,238
38	Cimarex Energy Co.	2,549
58	Complete Production Services, Inc.(b)	2,022
32	Comstock Resources, Inc.(b)	532
30	Concho Resources, Inc.(b)	3,049
597	ConocoPhillips	42,578
90	Consol Energy, Inc.	3,748
26	Continental Resources, Inc.(a) (b)	1,835
90	Covanta Holding Corp.	1,344
197	Denbury Resources, Inc.(b)	3,329
158	Devon Energy Corp.	10,343
24	Diamond Offshore Drilling, Inc.	1,444
42	Dresser-Rand Group, Inc.(b)	2,187
16	Dril-Quip, Inc.(b)	1,138
335	El Paso Corp.	8,378
34	Energen Corp.	1,724
52	Energy XXI Bermuda Ltd. (Bermuda)(b)	1,635
90	EOG Resources, Inc.	9,337
74	EQT Corp.	4,589
94	EXCO Resources, Inc.(a)	1,120
50	Exterran Holdings, Inc.(b)	573
2,089	Exxon Mobil Corp.	168,039
12	First Solar, Inc.(a) (b)	574
84	FMC Technologies, Inc.(b)	4,398
52	Forest Oil Corp.(b)	834
385	Halliburton Co.	14,168
70	Helix Energy Solutions Group, Inc.(b)	1,242
42	Helmerich & Payne, Inc.	2,392
116	Hess Corp.	6,986
150	HollyFrontier Corp.	3,488
80	Key Energy Services, Inc.(b)	1,208
214	Kinder Morgan, Inc.(a)	6,313
31	Lone Pine Resources, Inc.(b)	232
24	Lufkin Industries, Inc.	1,682
285	Marathon Oil Corp.	7,969
142	Marathon Petroleum Corp.	4,741
52	McMoRan Exploration Co.(a) (b)	831
80	Murphy Oil Corp.	4,474
108	Nabors Industries Ltd. (Bermuda)(b)	1,938
183	National Oilwell Varco, Inc.	13,121
46	Newfield Exploration Co.(b)	2,107
54	Noble Energy, Inc.	5,313
325	Occidental Petroleum Corp.	32,142
56	Oceaneering International, Inc.	2,663
26	Oil States International, Inc.(b)	1,957
30	Oneok, Inc.	2,495
42	Patriot Coal Corp.(b)	437
90	Patterson-UTI Energy, Inc.	1,892
118	Peabody Energy Corp.	4,629
52	Pioneer Natural Resources Co.	4,916
64	Plains Exploration & Production Co.(b)	2,277
72	QEP Resources, Inc.	2,351
84	Quicksilver Resources, Inc.(b)	680
90	Range Resources Corp.	6,454
42	Rosetta Resources, Inc.(b)	2,282
56	Rowan Cos., Inc.(b)	1,899
265	SandRidge Energy, Inc.(b)	1,948
567	Schlumberger Ltd. (Curacao)	42,712
16	SEACOR Holdings, Inc.	1,388
36	SM Energy Co.	2,862
144	Southwestern Energy Co.(b)	5,479
219	Spectra Energy Corp.	6,443
66	Sunoco, Inc.	2,561
48	Superior Energy Services, Inc.(b)	1,426
32	Swift Energy Co.(b)	940
80	Tesoro Corp.(b)	1,911
84	Ultra Petroleum Corp. (Canada)(b)	2,958
24	Unit Corp.(b)	1,215
265	Valero Energy Corp.	5,902
24	Walter Energy, Inc.	1,721
44	Whiting Petroleum Corp.(b)	2,046
247	Williams Cos., Inc.	7,973
		667,434

	Financial - 14.7%
22	Affiliated Managers Group, Inc.(b)	2,081
190	Aflac, Inc.	8,254
26	Alexandria Real Estate Equities, Inc., REIT	1,705
4	Alleghany Corp.(b)	1,152
24	Allied World Assurance Co. Holdings Ltd. (Switzerland)	1,428
227	Allstate Corp.	6,081
42	Alterra Capital Holdings Ltd. (Bermuda)	964
68	American Campus Communities, Inc., REIT	2,675
211	American Capital Ltd.(b)	1,471
459	American Express Co.	22,050
48	American Financial Group, Inc.	1,728
276	American International Group, Inc.(b)	6,434
14	American National Insurance Co.	1,004
92	Ameriprise Financial, Inc.	4,224
303	Annaly Capital Management, Inc., REIT	4,869
110	AON Corp.	5,057
68	Apartment Investment & Management Co., Class A, REIT	1,481
84	Apollo Investment Corp.	606
66	Arch Capital Group Ltd. (Bermuda)(b)	2,493
44	Arthur J Gallagher & Co.	1,363
60	Artio Global Investors, Inc.	352
46	Aspen Insurance Holdings Ltd. (Bermuda)	1,220
96	Associated Banc-Corp.	998
56	Assurant, Inc.	2,197
54	Assured Guaranty Ltd. (Bermuda)	524
70	Astoria Financial Corp.	528
26	AvalonBay Communities, Inc., REIT	3,246
58	Axis Capital Holdings Ltd. (Bermuda)	1,852
122	BancorpSouth, Inc.	1,196
4,349	Bank of America Corp.	23,659
26	Bank of Hawaii Corp.	1,106
35	Bank of Montreal (Canada)	2,053
463	Bank of New York Mellon Corp.	9,010
299	BB&T Corp.	6,928
747	Berkshire Hathaway, Inc., Class B(b)	58,834
68	BioMed Realty Trust, Inc., REIT	1,211
46	BlackRock, Inc.	7,914
16	BOK Financial Corp.	878
52	Boston Properties, Inc., REIT	4,960
88	Brandywine Realty Trust, REIT	766
30	BRE Properties, Inc., REIT	1,460
94	Brookfield Office Properties, Inc. (Canada)(a)	1,385
72	Brown & Brown, Inc.	1,502
32	Camden Property Trust, REIT	1,847
187	Capital One Financial Corp.	8,351
179	CapitalSource, Inc.	1,155
86	CBL & Associates Properties, Inc., REIT	1,229
164	CBRE Group, Inc.(b)	2,757
189	Cedar Shopping Centers, Inc., REIT	631
483	Charles Schwab Corp.	5,777
331	Chimera Investment Corp., REIT	884
124	Chubb Corp.	8,363
78	Cincinnati Financial Corp.	2,313
80	CIT Group, Inc.(b)	2,709
1,285	Citigroup, Inc.	35,312
26	City National Corp.	1,103
28	CME Group, Inc.	6,980
152	CNO Financial Group, Inc.(b)	961
64	Colonial Properties Trust, REIT	1,270
64	Comerica, Inc.	1,614
40	Commerce Bancshares, Inc.	1,485
36	CommonWealth, REIT	603
106	Corporate Office Properties Trust, REIT	2,210
142	Cousins Properties, Inc., REIT	845
245	Cubesmart, REIT	2,443
30	Cullen/Frost Bankers, Inc.	1,517
181	DCT Industrial Trust, Inc., REIT	871
120	DDR Corp., REIT	1,403
88	DiamondRock Hospitality Co., REIT	773
20	Digital Realty Trust, Inc., REIT(a)	1,270
227	Discover Financial Services	5,407
76	Douglas Emmett, Inc., REIT	1,366
132	Duke Realty Corp., REIT	1,531
32	DuPont Fabros Technology, Inc., REIT	721
102	E*Trade Financial Corp.(b)	936
58	East West Bancorp, Inc.	1,135
24	EastGroup Properties, Inc., REIT	1,022
52	Eaton Vance Corp.	1,250
28	Endurance Specialty Holdings Ltd. (Bermuda)	1,013
24	Entertainment Properties Trust, REIT	1,073
16	Equity Lifestyle Properties, Inc., REIT	989
90	Equity Residential, REIT	4,967
20	Erie Indemnity Co., Class A	1,476
12	Essex Property Trust, Inc., REIT	1,594
24	Everest Re Group Ltd. (Bermuda)	2,105
70	Extra Space Storage, Inc., REIT	1,687
3,447	Federal National Mortgage Association(a) (b)	689
20	Federal Realty Investment Trust, REIT	1,769
60	Federated Investors, Inc., Class B	952
385	FelCor Lodging Trust, Inc., REIT(b)	1,013
130	Fidelity National Financial, Inc., Class A	2,063
355	Fifth Third Bancorp	4,292
72	First American Financial Corp.	835
6	First Citizens BancShares, Inc., Class A	1,030
44	First Financial Bancorp	699
27	First Financial Bankshares, Inc.(a)	891
126	First Horizon National Corp.	970
130	First Industrial Realty Trust, Inc., REIT(b)	1,235
107	First Niagara Financial Group, Inc.	942
52	FirstMerit Corp.	760
671	Flagstar Bancorp, Inc.(b)	349
92	Forest City Enterprises, Inc., Class A(b)	1,117
54	Franklin Resources, Inc.	5,444
116	Fulton Financial Corp.	1,086
274	General Growth Properties, Inc., REIT	3,858
185	Genworth Financial, Inc., Class A(b)	1,219
132	Getty Realty Corp., REIT	2,112
220	Glimcher Realty Trust, REIT	1,914
215	Goldman Sachs Group, Inc.	20,610
16	Greenhill & Co., Inc.	617
1,004	Grubb & Ellis Co.(a) (b)	242
325	Hampton Roads Bankshares, Inc.(b)	1,011
56	Hancock Holding Co.	1,710
30	Hanover Insurance Group, Inc.	1,082
191	Hartford Financial Services Group, Inc.	3,392
30	Hatteras Financial Corp., REIT	804
58	HCC Insurance Holdings, Inc.	1,559
126	HCP, Inc., REIT	4,870
44	Health Care REIT, Inc., REIT	2,207
44	Healthcare Realty Trust, Inc., REIT	775
38	Highwoods Properties, Inc., REIT	1,096
22	Home Properties, Inc., REIT	1,209
68	Hospitality Properties Trust, REIT	1,498
454	Host Hotels & Resorts, Inc., REIT	6,424
12	Howard Hughes Corp.(b)	554
221	Hudson City Bancorp, Inc.	1,235
293	Huntington Bancshares, Inc.	1,538
20	Iberiabank Corp.	996
30	IntercontinentalExchange, Inc.(b)	3,652
40	International Bancshares Corp.	715
195	Invesco Ltd. (Bermuda)	3,949
140	iStar Financial, Inc., REIT(a) (b)	778
90	Janus Capital Group, Inc.	594
58	Jefferies Group, Inc.(a)	663
46	Jones Lang LaSalle, Inc.	2,963
1,658	JPMorgan Chase & Co.	51,348
34	Kemper Corp.	937
397	KeyCorp	2,894
32	Kilroy Realty Corp., REIT	1,155
181	Kimco Realty Corp., REIT	2,854
66	Knight Capital Group, Inc., Class A(b)	834
40	LaSalle Hotel Properties, REIT	936
78	Legg Mason, Inc.	2,069
52	Liberty Property Trust, REIT	1,550
130	Lincoln National Corp.	2,623
110	Loews Corp.	4,227
30	M&T Bank Corp.	2,189
72	Macerich Co., REIT	3,607
42	Mack-Cali Realty Corp., REIT	1,070
4	Markel Corp.(b)	1,606
160	Marsh & McLennan Cos., Inc.	4,830
108	MBIA, Inc.(a) (b)	1,048
341	MetLife, Inc.	10,735
132	MFA Financial, Inc., REIT	908
809	MGIC Investment Corp.(b)	2,330
16	Mid-America Apartment Communities, Inc., REIT	917
649	Morgan Stanley	9,599
138	NASDAQ OMX Group, Inc.(b)	3,622
44	National Retail Properties, Inc., REIT	1,164
177	New York Community Bancorp, Inc.	2,131
100	Northern Trust Corp.	3,763
66	Northwest Bancshares, Inc.	820
124	NYSE Euronext	3,541
78	Old National Bancorp	875
102	Old Republic International Corp.	838
42	OMEGA Healthcare Investors, Inc., REIT	753
34	Pacific Capital Bancorp NA(a) (b)	879
30	PartnerRe Ltd. (Bermuda)	1,972
160	People's United Financial, Inc.	1,992
30	Platinum Underwriters Holdings Ltd. (Bermuda)	1,033
56	Plum Creek Timber Co., Inc., REIT	2,063
205	PNC Financial Services Group, Inc.	11,113
435	Popular, Inc. (Puerto Rico)(b)	648
42	Post Properties, Inc., REIT	1,680
28	Potlatch Corp., REIT	900
144	Principal Financial Group, Inc.	3,475
88	PrivateBancorp, Inc.	845
20	ProAssurance Corp.	1,592
219	Progressive Corp.	4,130
248	ProLogis, Inc., REIT	6,899
26	Prosperity Bancshares, Inc.	1,040
48	Protective Life Corp.	1,065
201	Prudential Financial, Inc.	10,179
16	PS Business Parks, Inc., REIT	843
40	Public Storage, REIT	5,276
457	Radian Group, Inc.	987
82	Rait Financial Trust, REIT	366
62	Raymond James Financial, Inc.	1,848
45	Rayonier, Inc., REIT	1,829
32	Realty Income Corp., REIT	1,083
60	Redwood Trust, Inc., REIT	620
50	Regency Centers Corp., REIT	1,858
551	Regions Financial Corp.	2,265
34	Reinsurance Group of America, Inc.	1,751
26	RenaissanceRe Holdings Ltd. (Bermuda)	1,909
147	Resource Capital Corp., REIT	783
96	SEI Investments Co.	1,613
68	Senior Housing Properties Trust, REIT	1,490
26	Signature Bank(b)	1,519
112	Simon Property Group, Inc., REIT	13,926
36	SL Green Realty Corp., REIT	2,370
199	SLM Corp.	2,563
26	Sovran Self Storage, Inc., REIT	1,083
80	St Joe Co.(a) (b)	1,150
30	StanCorp Financial Group, Inc.	1,058
64	Starwood Property Trust, Inc., REIT	1,142
213	State Street Corp.	8,445
60	Sterling Financial Corp.(b)	953
30	Stifel Financial Corp.(b)	951
322	Strategic Hotels & Resorts, Inc., REIT(b)	1,616
76	Sunstone Hotel Investors, Inc., REIT(b)	579
219	SunTrust Banks, Inc.	3,970
114	Susquehanna Bancshares, Inc.	903
22	SVB Financial Group(b)	1,035
695	Synovus Financial Corp.	1,036
106	T Rowe Price Group, Inc.	6,017
40	Tanger Factory Outlet Centers, REIT	1,134
28	Taubman Centers, Inc., REIT	1,745
82	TCF Financial Corp.	825
114	TD Ameritrade Holding Corp.	1,857
54	TFS Financial Corp.(b)	500
54	Torchmark Corp.	2,300
20	Transatlantic Holdings, Inc.	1,093
172	Travelers Cos., Inc.	9,675
38	Trustmark Corp.	850
78	UDR, Inc., REIT	1,833
26	UMB Financial Corp.	928
76	Umpqua Holdings Corp.	950
32	United Bankshares, Inc.(a)	855
54	Universal American Corp.	709
128	Unum Group	2,881
769	US Bancorp	19,932
48	Validus Holdings Ltd. (Bermuda)	1,444
96	Valley National Bancorp(a)	1,133
105	Ventas, Inc., REIT	5,540
72	Vornado Realty Trust, REIT	5,360
44	Waddell & Reed Financial, Inc., Class A	1,196
58	Washington Federal, Inc.	755
32	Washington Real Estate Investment Trust, REIT	871
40	Webster Financial Corp.	788
72	Weingarten Realty Investors, REIT	1,490
2,149	Wells Fargo & Co.	55,573
20	Westamerica Bancorporation	918
138	Weyerhaeuser Co., REIT	2,317
4	White Mountains Insurance Group Ltd. (Bermuda)	1,698
617	Wilshire Bancorp(b)	1,974
28	Wintrust Financial Corp.	778
72	WR Berkley Corp.	2,456
70	Zions Bancorporation	1,126
		825,428

	Industrial - 10.7%
259	3M Co.	20,989
58	Actuant Corp., Class A	1,329
26	Acuity Brands, Inc.	1,307
58	AECOM Technology Corp.(b)	1,244
38	Aegion Corp.(b)	576
42	AGCO Corp.(b)	1,921
132	Agilent Technologies, Inc.(b)	4,950
28	Alexander & Baldwin, Inc.	1,061
20	Alliant Techsystems, Inc.	1,177
72	AMETEK, Inc.	3,084
76	Amphenol Corp., Class A	3,445
30	AO Smith Corp.	1,178
32	Aptargroup, Inc.	1,625
18	Atlas Air Worldwide Holdings, Inc.(b)	760
78	Avnet, Inc.(b)	2,324
52	B/E Aerospace, Inc.(b)	2,025
56	Babcock & Wilcox Co.(b)	1,270
80	Ball Corp.	2,809
52	Bemis Co., Inc.	1,533
44	Benchmark Electronics, Inc.(b)	608
223	Boeing Co.	15,318
32	Brady Corp., Class A	958
40	Brink's Co.	985
32	Carlisle Cos., Inc.	1,427
238	Caterpillar, Inc.	23,295
62	CH Robinson Worldwide, Inc.	4,248
36	CLARCOR, Inc.	1,743
36	Clean Harbors, Inc.(b)	2,159
68	Commercial Metals Co.	951
30	Con-way, Inc.	843
34	Crane Co.	1,632
72	Crown Holdings, Inc.(b)	2,326
348	CSX Corp.	7,555
72	Cummins, Inc.	6,936
32	Curtiss-Wright Corp.	1,054
168	Danaher Corp.	8,128
172	Deere & Co.	13,631
38	Donaldson Co., Inc.	2,597
80	Dover Corp.	4,398
124	Eaton Corp.	5,569
48	EMCOR Group, Inc.	1,230
317	Emerson Electric Co.	16,563
34	Energizer Holdings, Inc.(b)	2,458
36	EnerSys(b)	866
24	Esterline Technologies Corp.(b)	1,293
74	Exelis, Inc.	662
94	Expeditors International of Washington, Inc.	4,090
104	FedEx Corp.	8,640
80	FLIR Systems, Inc.	2,149
24	Flowserve Corp.	2,466
86	Fluor Corp.	4,715
68	Fortune Brands Home & Security, Inc.(b)	1,134
30	Gardner Denver, Inc.	2,572
44	General Cable Corp.(b)	1,166
118	General Dynamics Corp.	7,795
4,381	General Electric Co.	69,702
28	Genesee & Wyoming, Inc., Class A(b)	1,710
64	Gentex Corp.	1,887
50	Goodrich Corp.	6,100
42	Graco, Inc.	1,806
92	GrafTech International Ltd.(b)	1,328
32	Granite Construction, Inc.	797
18	Greif, Inc., Class A	839
48	Harsco Corp.	991
76	Hexcel Corp.(b)	1,894
257	Honeywell International, Inc.	13,917
26	Hubbell, Inc., Class B	1,701
15	Huntington Ingalls Industries(b)	476
50	IDEX Corp.	1,823
177	Illinois Tool Works, Inc.	8,043
26	Itron, Inc.(b)	921
37	ITT Corp.	746
96	Jabil Circuit, Inc.	1,946
68	Jacobs Engineering Group, Inc.(b)	2,825
42	JB Hunt Transport Services, Inc.	1,920
42	Joy Global, Inc.	3,834
48	Kansas City Southern(b)	3,265
30	Kaydon Corp.	947
84	KBR, Inc.	2,428
52	Kennametal, Inc.	1,982
30	Kirby Corp.(b)	1,928
42	Knight Transportation, Inc.	628
48	L-3 Communications Holdings, Inc.	3,182
30	Landstar System, Inc.	1,388
74	Leggett & Platt, Inc.	1,656
30	Lennox International, Inc.	994
60	Lincoln Electric Holdings, Inc.	2,369
106	Lockheed Martin Corp.	8,284
90	Manitowoc Co., Inc.	996
18	Martin Marietta Materials, Inc.(a)	1,409
148	Masco Corp.	1,418
112	McDermott International, Inc. (Panama)(b)	1,267
16	Mettler-Toledo International, Inc.(b)	2,557
20	Middleby Corp.(b)	1,826
72	Molex, Inc.	1,796
30	Moog, Inc., Class A(b)	1,255
58	Nalco Holding Co.	2,247
66	National Instruments Corp.	1,736
32	Nordson Corp.	1,506
152	Norfolk Southern Corp.	11,482
94	Northrop Grumman Corp.	5,365
44	Old Dominion Freight Line, Inc.(b)	1,708
50	Owens Corning(b)	1,435
72	Owens-Illinois, Inc.(b)	1,406
50	Packaging Corp. of America	1,301
56	Pall Corp.	3,051
68	Parker Hannifin Corp.	5,629
48	Pentair, Inc.	1,825
62	PerkinElmer, Inc.	1,173
26	Plexus Corp.(b)	706
50	Precision Castparts Corp.	8,237
148	Raytheon Co.	6,744
22	Regal-Beloit Corp.	1,159
179	Republic Services, Inc.	4,914
22	Rock-Tenn Co., Class A	1,281
62	Rockwell Automation, Inc.	4,652
68	Rockwell Collins, Inc.	3,733
40	Roper Industries, Inc.	3,408
30	Ryder System, Inc.	1,568
50	Sanmina-SCI Corp.(b)	423
54	Sealed Air Corp.	951
50	Shaw Group, Inc.(b)	1,241
32	Silgan Holdings, Inc.	1,246
42	Simpson Manufacturing Co., Inc.	1,390
30	Snap-On, Inc.	1,539
42	Sonoco Products Co.	1,364
58	Spirit Aerosystems Holdings, Inc., Class A(b)	1,132
28	SPX Corp.	1,775
58	Stanley Black & Decker, Inc.	3,795
38	Stericycle, Inc.(b)	3,079
64	SunPower Corp.(a) (b)	500
26	Tech Data Corp.(b)	1,280
26	Teledyne Technologies, Inc.(b)	1,474
52	Temple-Inland, Inc.	1,655
32	Terex Corp.(b)	494
46	TETRA Tech, Inc.(b)	1,030
116	Textron, Inc.	2,254
179	Thermo Fisher Scientific, Inc.(b)	8,458
30	Thomas & Betts Corp.(b)	1,560
30	Tidewater, Inc.	1,512
50	Timken Co.	2,100
28	TransDigm Group, Inc.(b)	2,700
66	Trimble Navigation Ltd.(b)	2,843
54	Trinity Industries, Inc.	1,543
193	Union Pacific Corp.	19,958
257	United Parcel Service, Inc., Class B	18,440
333	United Technologies Corp.	25,508
40	URS Corp.(b)	1,446
56	USG Corp.(a) (b)	548
72	UTi Worldwide, Inc. (British Virgin Islands)	1,120
18	Valmont Industries, Inc.	1,533
100	Vishay Intertechnology, Inc.(b)	989
34	Wabtec Corp.	2,320
62	Waste Connections, Inc.	2,032
152	Waste Management, Inc.	4,758
40	Waters Corp.(b)	3,200
34	Werner Enterprises, Inc.	797
40	Woodward, Inc.	1,694
58	Worthington Industries, Inc.	1,020
74	Xylem, Inc.	1,769
42	Zebra Technologies Corp., Class A(b)	1,590
		597,874

	Technology - 13.4%
265	Activision Blizzard, Inc.	3,291
56	Acxiom Corp.(b)	697
207	Adobe Systems, Inc.(b)	5,676
275	Advanced Micro Devices, Inc.(b)	1,565
92	Akamai Technologies, Inc.(b)	2,660
94	Allscripts Healthcare Solutions, Inc.(b)	1,829
124	Altera Corp.	4,671
122	Analog Devices, Inc.	4,253
42	ANSYS, Inc.(b)	2,603
365	Apple, Inc.(b)	139,503
529	Applied Materials, Inc.	5,703
78	Ariba, Inc.(b)	2,367
24	athenahealth, Inc.(b)	1,426
267	Atmel Corp.(b)	2,368
112	Autodesk, Inc.(b)	3,816
64	BMC Software, Inc.(b)	2,282
183	Broadcom Corp., Class A	5,553
80	Broadridge Financial Solutions, Inc.	1,806
255	Brocade Communications Systems, Inc.(b)	1,372
170	CA, Inc.	3,604
22	CACI International, Inc., Class A(b)	1,240
189	Cadence Design Systems, Inc.(b)	2,068
42	Cavium, Inc.(b)	1,371
52	Cerner Corp.(b)	3,171
56	Citrix Systems, Inc.(b)	3,998
106	Cognizant Technology Solutions Corp., Class A(b)	7,139
58	Computer Sciences Corp.	1,417
144	Compuware Corp.(b)	1,189
26	Concur Technologies, Inc.(b)	1,228
20	Cree, Inc.(b)	498
90	Cypress Semiconductor Corp.	1,716
737	Dell, Inc.(b)	11,615
48	Diebold, Inc.	1,448
34	DST Systems, Inc.	1,616
24	Dun & Bradstreet Corp.	1,677
170	Electronic Arts, Inc.(b)	3,942
779	EMC Corp.(b)	17,925
38	Fair Isaac Corp.	1,382
84	Fairchild Semiconductor International, Inc.(b)	1,088
134	Fidelity National Information Services, Inc.	3,228
72	Fiserv, Inc.(b)	4,152
930	Hewlett-Packard Co.	25,993
24	Hittite Microwave Corp.(b)	1,306
24	IHS, Inc., Class A(b)	2,121
46	Informatica Corp.(b)	2,068
2,265	Intel Corp.	56,421
485	International Business Machines Corp.	91,180
48	International Rectifier Corp.(b)	1,009
82	Intersil Corp., Class A	872
108	Intuit, Inc.	5,750
54	Jack Henry & Associates, Inc.	1,793
66	KLA-Tencor Corp.	3,043
52	LAM Research Corp.(b)	2,120
42	Lexmark International, Inc., Class A	1,405
80	Linear Technology Corp.	2,450
301	LSI Corp.(b)	1,692
203	Marvell Technology Group Ltd. (Bermuda)(b)	2,866
102	Maxim Integrated Products, Inc.	2,616
42	MedAssets, Inc.(b)	401
128	MEMC Electronic Materials, Inc.(b)	534
70	Microchip Technology, Inc.(a)	2,444
341	Micron Technology, Inc.(b)	2,043
44	MICROS Systems, Inc.(b)	2,075
62	Microsemi Corp.(b)	1,101
3,377	Microsoft Corp.	86,384
48	MSCI, Inc., Class A(b)	1,620
110	NCR Corp.(b)	1,924
140	NetApp, Inc.(b)	5,156
40	Netlogic Microsystems, Inc.(b)	1,977
60	Novellus Systems, Inc.(b)	2,077
122	Nuance Communications, Inc.(b)	2,999
217	NVIDIA Corp.(b)	3,392
205	ON Semiconductor Corp.(b)	1,544
1,597	Oracle Corp.	50,066
70	Parametric Technology Corp.(b)	1,458
86	Pitney Bowes, Inc.(a)	1,602
140	PMC - Sierra, Inc.(b)	783
44	Progress Software Corp.(b)	896
70	QLogic Corp.(b)	1,044
667	Qualcomm, Inc.	36,552
54	Quest Software, Inc.(b)	976
52	Rambus, Inc.(b)	415
76	Red Hat, Inc.(b)	3,806
88	Riverbed Technology, Inc.(b)	2,288
52	Rovi Corp.(b)	1,443
36	Salesforce.com, Inc.(b)	4,263
92	SanDisk Corp.(b)	4,537
56	Semtech Corp.(b)	1,299
26	Silicon Laboratories, Inc.(b)	1,124
84	Skyworks Solutions, Inc.(b)	1,370
48	SolarWinds, Inc.(b)	1,574
40	Solera Holdings, Inc.	1,893
40	SuccessFactors, Inc.(b)	1,024
72	Synopsys, Inc.(b)	2,014
32	Taleo Corp., Class A(b)	1,036
82	Teradata Corp.(b)	4,447
106	Teradyne, Inc.(b)	1,427
475	Texas Instruments, Inc.	14,297
14	Unisys Corp.(b)	338
24	Veeco Instruments, Inc.(a) (b)	597
40	VeriFone Systems, Inc.(b)	1,754
32	VMware, Inc., Class A(b)	3,094
92	Western Digital Corp.(b)	2,674
609	Xerox Corp.	4,963
94	Xilinx, Inc.	3,075
		748,658

	Utilities - 3.8%
245	AES Corp.(b)	2,960
38	AGL Resources, Inc.	1,567
34	ALLETE, Inc.	1,355
48	Alliant Energy Corp.	2,026
114	Ameren Corp.	3,854
158	American Electric Power Co., Inc.	6,269
96	American Water Works Co., Inc.	2,983
94	Aqua America, Inc.	2,059
48	Atmos Energy Corp.	1,642
48	Avista Corp.	1,200
225	Calpine Corp.(b)	3,384
152	CenterPoint Energy, Inc.	3,025
44	Cleco Corp.	1,590
90	CMS Energy Corp.	1,883
96	Consolidated Edison, Inc.	5,704
74	Constellation Energy Group, Inc.	2,972
201	Dominion Resources, Inc.	10,376
62	DTE Energy Co.	3,264
431	Duke Energy Corp.	8,986
203	Dynegy, Inc.(b)	599
92	Edison International	3,616
92	Entergy Corp.	6,473
217	Exelon Corp.	9,615
184	FirstEnergy Corp.	8,182
751	GenOn Energy, Inc.(b)	2,043
82	Great Plains Energy, Inc.	1,725
64	Hawaiian Electric Industries, Inc.	1,658
34	IDACORP, Inc.	1,394
44	Integrys Energy Group, Inc.	2,266
26	ITC Holdings Corp.	1,922
100	MDU Resources Group, Inc.	2,147
30	National Fuel Gas Co.	1,738
32	New Jersey Resources Corp.	1,514
136	NextEra Energy, Inc.	7,540
28	Nicor, Inc.	1,571
122	NiSource, Inc.	2,795
74	Northeast Utilities	2,561
26	Northwest Natural Gas Co.	1,224
40	NorthWestern Corp.	1,395
116	NRG Energy, Inc.(b)	2,283
52	NSTAR	2,365
132	NV Energy, Inc.	2,025
32	OGE Energy Corp.	1,695
34	Ormat Technologies, Inc.	645
120	Pepco Holdings, Inc.	2,374
122	PG&E Corp.	4,738
52	Piedmont Natural Gas Co., Inc.	1,714
46	Pinnacle West Capital Corp.	2,181
72	PNM Resources, Inc.	1,376
62	Portland General Electric Co.	1,553
187	PPL Corp.	5,614
92	Progress Energy, Inc.	5,003
162	Public Service Enterprise Group, Inc.	5,336
72	Questar Corp.	1,390
52	SCANA Corp.	2,268
86	Sempra Energy	4,574
28	South Jersey Industries, Inc.	1,573
293	Southern Co.	12,866
62	Southern Union Co.	2,556
38	Southwest Gas Corp.	1,536
110	TECO Energy, Inc.	2,066
56	UGI Corp.	1,678
58	Vectren Corp.	1,688
66	Westar Energy, Inc.	1,823
34	WGL Holdings, Inc.	1,458
92	Wisconsin Energy Corp.	3,053
162	Xcel Energy, Inc.	4,259
		210,767

	Total Common Stocks - 99.7%
	(Cost $5,568,261)	5,580,647

	Master Limited Partnership - 0.0%
	Energy - 0.0%
20	Atlas Energy, LP	485
	(Cost $303)

	Total Long-Term Investments - 99.7%
	(Cost $5,568,564)	5,581,132

	Investments of Collateral for Securities Loaned - 1.0%
56,965	BNY Mellon Securities Lending Overnight Fund, 0.125%(c) (d)	56,965
	(Cost $56,965)

	Total Investments - 100.7%
	(Cost $5,625,529)	5,638,097
	Liabilities in excess of Other Assets - (0.7%)	(40,085)
	Net Assets - 100.0%	$ 5,598,012

LP - Limited Partnership
REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at November 30, 2011.
(b)	Non-income producing security.
(c)
At November 30, 2011, the total market value of the Fund's securities on loan was $55,128 and the total market value of the collateral held by the Fund was $63,403, consisting of cash collateral of $56,965 and U.S. Government and Agency securities valued at $6,438.

(d)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
% of Long-Term Investments
United States	98.2%
Curacao	0.8%
Bermuda	0.7%
Canada	0.1%
Panama	0.1%
Cayman Islands	0.1%
Liberia	0.0%**
Switzerland	0.0%**
British Virgin Islands	0.0%**
Puerto Rico	0.0%**

* Subject to change daily.
** Less than 0.1%

See previously submitted notes to financial statements for the period ended August 31, 2011.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 5,624,518	$ 505,274	$ (491,695)	$ 13,579

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2011:

Description	Level 1		Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$5,581		$-	$-	$5,581
Master Limited Partnerships	-	*	-	-	-	*
Investments of Collateral for Securities on Loaned	57		-	-	57
Total	$5,638		$-	$-	$5,638

There were no transfers between levels.

* Market value is less than minimum figure disclosed.

WMCR Wilshire Micro-Cap ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.8%
	Basic Materials - 2.7%
3,131	American Pacific Corp.(a)	$25,330
610	Friedman Industries, Inc.	6,503
20,772	General Moly, Inc.(a) (b)	69,586
699	KMG Chemicals, Inc.	10,939
3,186	Landec Corp.(a)	18,957
3,288	Mines Management, Inc.(a) (b)	7,924
513	Northern Technologies International Corp.(a)	6,884
749	Oil-Dri Corp. of America	15,624
1,557	Orchids Paper Products Co.(b)	23,355
2,054	Penford Corp.(a)	10,332
3,764	Solitario Exploration & Royalty Corp.(a)	5,608
4,508	Timberline Resources Corp.(a) (b)	2,795
1,914	Universal Stainless & Alloy(a)	72,387
13,647	Uranerz Energy Corp.(a) (b)	26,339
22,277	Uranium Energy Corp.(a) (b)	67,945
14,404	Uranium Resources, Inc.(a) (b)	14,980
2,173	Verso Paper Corp.(a)	2,499
17,167	Vista Gold Corp. (Canada)(a) (b)	61,973
2,629	Xerium Technologies, Inc.(a)	19,481
		469,441

	Communications - 7.7%
17,156	8x8, Inc.(a) (b)	63,134
5,234	Active Network, Inc.(a)	66,367
998	AH Belo Corp., Class A	4,122
2,767	Aware, Inc.(a)	8,716
5,187	Bidz.com, Inc.(a)	2,023
1,097	BroadVision, Inc.(a) (b)	8,853
3,345	CalAmp Corp.(a)	13,815
3,323	Chyron International Corp.(a)	4,320
1,682	Cinedigm Digital Cinema Corp., Class A(a)	2,372
2,272	Clearfield, Inc.(a)	13,587
2,261	ClearOne Communications, Inc.(a)	10,084
1,276	Communications Systems, Inc.	17,583
3,059	Crexendo, Inc.	9,177
35,511	Cumulus Media, Inc., Class A(a)	107,953
4,717	Ditech Networks, Inc.(a)	4,151
4,909	EDGAR Online, Inc.(a)	1,964
7,900	Emmis Communications Corp., Class A(a)	6,636
4,887	Entravision Communications Corp., Class A(a)	7,673
7,171	FiberTower Corp.(a) (b)	1,866
1,879	Globecomm Systems, Inc.(a)	25,723
2,423	Gray Television, Inc.(a)	4,119
4,273	Harris Interactive, Inc.(a)	2,544
4,590	HealthStream, Inc.(a)	77,433
2,571	HickoryTech Corp.	27,792
5,131	Hollywood Media Corp.(a)	6,670
3,197	ID Systems, Inc.(a)	16,720
4,039	Inuvo, Inc.(a)	4,685
5,040	Ipass, Inc.(a)	7,358
4,164	Keynote Systems, Inc.	76,326
4,669	KVH Industries, Inc.(a)	36,325
1,501	Lantronix, Inc.(a)	2,792
4,397	Lee Enterprises, Inc.(a)	2,379
2,308	Lightpath Technologies, Inc., Class A(a)	2,262
1,933	LIN TV Corp., Class A(a)	6,592
2,149	Local.com Corp.(a) (b)	4,857
4,327	LodgeNet Interactive Corp.(a)	9,087
7,188	Media General, Inc., Class A(a) (b)	27,674
1,151	Micronetics, Inc.(a)	9,208
7,247	MRV Communications, Inc.	6,051
3,564	Multiband Corp.(a)	11,583
1,961	Network Engines, Inc.(a)	2,059
5,209	Network Equipment Technologies, Inc.(a)	9,116
5,444	New Frontier Media, Inc.(a)	5,934
4,386	Nextwave Wireless, Inc.(a)	395
2,478	Numerex Corp., Class A(a)	19,923
5,214	Online Resources Corp.(a)	13,817
4,791	Onstream Media Corp.(a)	2,587
2,910	Onvia, Inc.(a) (b)	8,730
2,910	Optical Cable Corp.	9,487
5,333	ORBCOMM, Inc.(a)	17,599
2,593	Outdoor Channel Holdings, Inc.(a)	18,125
3,222	PC-Tel, Inc.	22,522
2,467	Performance Technologies, Inc.(a)	4,909
2,010	Phazar Corp.(a)	3,980
491	Quepasa Corp.(a) (b)	2,013
4,836	Radio One, Inc., Class D(a)	5,465
783	Reis, Inc.(a)	7,164
3,399	Relm Wireless Corp.(a)	3,807
9,476	Responsys, Inc.(a)	79,030
3,770	RF Industries Ltd.	12,969
535	RigNet, Inc.(a)	8,806
5,517	Saba Software, Inc.(a)	37,240
1,933	Selectica, Inc.(a)	6,495
3,099	Speedus Corp.(a)	167
500	Spherix, Inc.(a)	635
365	SPS Commerce, Inc.(a)	8,559
13,160	support.com, Inc.(a)	26,978
2,748	Telular Corp.	19,346
794	Tessco Technologies, Inc.	11,084
2,173	TheStreet, Inc.	3,759
1,453	TigerLogic Corp.(a)	2,964
4,919	Towerstream Corp.(a) (b)	10,182
1,781	UniTek Global Services, Inc.(a)	8,905
1,763	US Auto Parts Network, Inc.(a)	7,246
14,598	Valuevision Media, Inc., Class A(a)	27,736
1,457	Warwick Valley Telephone Co.	18,752
7,361	Web.com Group, Inc.(a)	75,892
11,987	Westell Technologies, Inc., Class A(a)	26,731
3,244	WPCS International, Inc.(a)	6,293
4,717	Zhone Technologies, Inc.(a)	4,198
23,980	Zix Corp.(a)	66,185
		1,350,360

	Consumer, Cyclical - 10.4%
1,623	Adams Golf, Inc.(a)	9,413
1,752	ADDvantage Technologies Group, Inc.(a)	3,486
1,107	Aldila, Inc.(a)	2,657
7,249	Amerigon, Inc.(a)	113,664
461	AMREP Corp.(a)	2,881
1,250	Arctic Cat, Inc.(a)	24,850
568	Ark Restaurants Corp.	7,924
25,003	Beazer Homes USA, Inc.(a) (b)	53,756
1,059	Benihana, Inc.(a)	10,834
4,864	BlueLinx Holdings, Inc.(a) (b)	7,101
4,718	Bon-Ton Stores, Inc.	12,408
2,054	Books-A-Million, Inc.(b)	4,683
8,540	Borders Group, Inc.(a) (b)	171
1,811	Build-A-Bear Workshop, Inc.(a)	14,470
1,910	Cache, Inc.(a)	11,269
520	Caribou Coffee Co., Inc.(a)	7,025
2,481	Carmike Cinemas, Inc.(a)	18,707
1,014	Carrols Restaurant Group, Inc.(a)	10,637
3,575	Casual Male Retail Group, Inc.(a)	11,547
4,450	Century Casinos, Inc.(a)	10,458
1,003	Cherokee, Inc.	12,919
11,978	Commercial Vehicle Group, Inc.(a)	134,154
7,350	Conn's, Inc.(a)	82,908
1,763	Cost Plus, Inc.(a)	14,263
456	Culp, Inc.(a)	3,771
7,369	dELiA*s, Inc.(a)	9,211
1,557	Dixie Group, Inc.(a)	4,437
8,907	Douglas Dynamics, Inc.	138,059
3,642	Dover Downs Gaming & Entertainment, Inc.	7,320
3,081	Dover Motorsports, Inc.(a)	3,235
886	Duckwall-ALCO Stores, Inc.(a)	8,718
2,206	Educational Development Corp.	11,692
5,131	Empire Resorts, Inc.(a) (b)	3,130
1,206	Famous Dave's of America, Inc.(a)	10,938
502	Flexsteel Industries, Inc.	7,088
823	Frisch's Restaurants, Inc.	16,378
1,719	Full House Resorts, Inc.(a)	4,521
886	Gaming Partners International Corp.	5,493
266	Gordmans Stores, Inc.(a)	3,418
3,142	Granite City Food & Brewery Ltd.(a)	7,258
5,120	Great Wolf Resorts, Inc.(a)	12,749
2,910	GTSI Corp.(a)	12,979
1,042	Hastings Entertainment, Inc.(a)	1,636
1,408	Hooker Furniture Corp.	13,742
1,835	J Alexander's Corp.(a)	10,349
5,298	Jamba, Inc.(a)	7,682
1,129	Kewaunee Scientific Corp.	10,500
958	Kona Grill, Inc.(a)	5,001
478	Lacrosse Footwear, Inc.	5,760
1,027	Lakeland Industries, Inc.(a)	7,651
4,492	Lakes Entertainment, Inc.(a)	9,748
4,287	Libbey, Inc.(a)	52,087
2,701	Luby's, Inc.(a)	13,100
3,011	MarineMax, Inc.(a)	19,180
1,151	McCormick & Schmick's Seafood Restaurants, Inc.(a)	10,014
650	Monarch Casino & Resort, Inc.(a)	6,234
1,379	Morton's Restaurant Group, Inc.(a)	7,833
4,853	MTR Gaming Group, Inc.(a)	7,668
3,908	Multimedia Games Holding Co., Inc.(a)	28,919
702	Nathan's Famous, Inc.(a)	13,443
3,200	Nautilus, Inc.(a)	5,216
6,410	Navarre Corp.(a)	10,256
2,690	O'Charleys, Inc.(a)	17,324
3,619	Palm Harbor Homes, Inc.(a)	14
2,412	PC Connection, Inc.	24,434
2,939	PC Mall, Inc.(a)	16,811
5,414	Perry Ellis International, Inc.(a)	77,420
3,390	Pizza Inn Holdings, Inc.(a)	19,221
3,478	Reading International, Inc., Class A(a)	14,955
1,453	Red Lion Hotels Corp.(a)	10,171
3,706	Rentrak Corp.(a)	52,069
1,261	RG Barry Corp.	16,393
1,557	Rick's Cabaret International, Inc.(a)	12,098
713	Rocky Brands, Inc.(a)	6,766
2,933	Ruth's Hospitality Group, Inc.(a)	14,548
4,293	SMF Energy Corp.	11,548
7,282	Spartan Motors, Inc.	36,410
3,786	Stanley Furniture Co., Inc.(a)	11,358
181	Steinway Musical Instruments, Inc.(a)	4,912
2,043	Supreme Industries, Inc., Class A(a)	4,924
1,060	Syms Corp.(a)	9,943
1,335	Tandy Leather Factory, Inc.(a)	6,541
4,141	Teavana Holdings, Inc.(a)	82,696
6,694	Town Sports International Holdings, Inc.(a)	48,665
8,140	Tuesday Morning Corp.(a)	26,374
4,152	Unifi, Inc.(a)	32,386
7,348	Universal Travel Group(a) (b) (c)	–
3,401	Virco Manufacturing	5,850
8,195	Wesco Aircraft Holdings, Inc.(a)	108,666
1,107	West Marine, Inc.(a)	10,804
282	Winmark Corp.	15,482
5,122	Zale Corp.(a)	17,620
		1,815,002

	Consumer, Non-cyclical - 25.5%
5,984	Aastrom Biosciences, Inc.(a) (b)	12,686
706	Acadia Healthcare Co., Inc.(a)	6,001
5,461	Acadia Pharmaceuticals, Inc.(a)	5,352
11,056	Achillion Pharmaceuticals, Inc.(a)	73,522
895	Acme United Corp.	8,619
8,274	Addus HomeCare Corp.(a)	31,028
5,231	Adolor Corp.(a)	24,481
4,588	ADVENTRX Pharmaceuticals, Inc.(a) (b)	2,833
1,027	Advocat, Inc.	6,183
19,832	Alexza Pharmaceuticals, Inc.(a) (b)	19,818
2,493	Altair Nanotechnologies, Inc. (Canada)(a) (b)	2,294
189	Amcon Distributing Co.	11,701
4,972	American Caresource Holdings, Inc.(a)	1,492
1,086	American Dental Partners, Inc.(a)	20,460
852	American Medical Alert Corp.(a)	7,285
1,879	American Shared Hospital Services(a)	4,716
4,428	Amicus Therapeutics, Inc.(a)	12,664
1,824	Angeion Corp.(a)	8,299
1,419	Anika Therapeutics, Inc.(a)	11,380
33,899	Antares Pharma, Inc.(a)	88,815
4,414	Anthera Pharmaceuticals, Inc.(a) (b)	25,689
2,239	Apricus Biosciences, Inc.(a)	9,874
1,922	ARCA Biopharma, Inc.(a) (b)	2,652
1,608	AspenBio Pharma, Inc.(a)	3,103
32,330	Astex Pharmaceuticals(a)	48,818
794	AtriCure, Inc.(a)	8,051
2,722	Avalon Holdings Corp., Class A(a)	7,404
29,784	AVANIR Pharmaceuticals, Inc., Class A(a)	73,269
66,487	AVI BioPharma, Inc.(a) (b)	48,536
694	Barrett Business Services, Inc.	13,255
1,933	BioClinica, Inc.(a)	8,351
3,312	Biodel, Inc.(a)	2,186
5,400	BioDelivery Sciences International, Inc.(a) (b)	5,778
742	Biolase Technology, Inc.(a) (b)	2,160
27,511	Biosante Pharmaceuticals, Inc.(a) (b)	66,026
914	Biospecifics Technologies Corp.(a) (b)	13,747
7,596	Biotime, Inc.(a) (b)	33,954
25,882	Bovie Medical Corp.(a)	54,352
512	Bridgford Foods Corp.(a)	4,239
3,966	BSD Medical Corp.(a) (b)	8,924
2,740	Cadiz, Inc.(a)	23,400
2,614	Capital Senior Living Corp.(a)	19,422
3,323	Cardica, Inc.(a)	7,144
4,063	Cardiovascular Systems, Inc.(a)	41,808
1,846	Carriage Services, Inc.	10,762
1,430	CCA Industries, Inc.	7,222
5,603	Celldex Therapeutics, Inc.(a)	14,904
23,391	Cel-Sci Corp.(a) (b)	7,146
3,037	Celsion Corp.(a)	6,924
5,101	Cerus Corp.(a) (b)	15,252
5,620	Chelsea Therapeutics International Ltd.(a)	29,224
2,407	Chindex International, Inc.(a)	22,193
8,259	Cleveland Biolabs, Inc.(a) (b)	24,199
10,764	Columbia Laboratories, Inc.(a)	23,250
16,405	CombiMatrix Corp.(a)	28,053
2,767	Command Security Corp.(a)	4,372
3,142	Competitive Technologies, Inc.(a) (b)	5,027
13,385	Corcept Therapeutics, Inc.(a)	42,297
1,464	Cornerstone Therapeutics, Inc.(a)	8,550
1,434	CPI Corp.(b)	6,883
5,400	Cryo-Cell International, Inc.(a)	8,964
18,567	Curis, Inc.(a) (b)	67,027
1,811	Cutera, Inc.(a)	14,180
3,553	Cyanotech Corp.(a)	20,607
3,478	Cyclacel Pharmaceuticals, Inc.(a)	2,018
1,453	Cynosure, Inc., Class A(a)	17,799
5,856	Cytokinetics, Inc.(a)	5,973
19,139	Cytori Therapeutics, Inc.(a) (b)	53,206
7,663	CytRx Corp.(a)	2,685
2,822	DARA Biosciences, Inc.(a) (b)	2,822
694	Daxor Corp.	6,593
14,400	Delcath Systems, Inc.(a) (b)	37,152
13,703	Depomed, Inc.(a)	66,734
1,075	Derma Sciences, Inc.(a)	8,450
3,024	Digirad Corp.(a)	6,290
4,156	Discovery Laboratories, Inc.(a)	6,566
1,204	Document Security Systems, Inc.(a) (b)	3,793
2,390	Dynacq Healthcare, Inc.(a)	2,390
29,672	Dynavax Technologies Corp.(a) (b)	92,280
3,037	Edgewater Technology, Inc.(a)	8,838
7,249	Endocyte, Inc.(a)	74,592
10,479	Endologix, Inc.(a)	118,832
4,692	EnteroMedics, Inc.(a)	9,103
3,368	Entremed, Inc.(a)	5,254
6,334	EpiCept Corp.(a) (b)	1,900
12,969	Exact Sciences Corp.(a)	110,107
914	Exactech, Inc.(a)	13,811
4,304	Female Health Co.(b)	19,368
8,390	Five Star Quality Care, Inc.(a)	21,562
3,478	Fonar Corp.(a)	6,156
2,087	Franklin Covey Co.(a)	19,555
1,494	Furiex Pharmaceuticals, Inc.(a)	26,892
3,423	Galena Biopharma, Inc.(a) (b)	2,054
3,370	Genta, Inc.(a)	5
1,942	GenVec, Inc.(a) (b)	5,341
2,822	GlobalOptions Group, Inc.(a)	7,196
1,231	Golden Enterprises, Inc.	4,345
1,197	Graymark Healthcare, Inc.(a)	982
903	Griffin Land & Nurseries, Inc.	25,284
2,401	Hackett Group, Inc.(a)	9,076
14,006	Hansen Medical, Inc.(a) (b)	33,334
3,667	Harvard Bioscience, Inc.(a)	16,208
2,419	Hi-Tech Pharmacal Co., Inc.(a)	100,437
2,250	Hudson Highland Group, Inc.(a)	10,620
5,823	Idera Pharmaceuticals, Inc.(a)	7,628
4,293	IGI Laboratories, Inc.(a) (b)	4,722
3,415	Imperial Sugar Co.	15,094
3,722	Infinity Pharmaceuticals, Inc.(a)	33,982
4,864	Information Services Group, Inc.(a)	6,080
16,642	Inhibitex, Inc.(a)	242,973
6,623	Innovaro, Inc.(a) (b)	7,616
28,791	Inovio Pharmaceuticals, Inc.(a) (b)	14,957
2,714	Insmed, Inc.(a)	8,739
1,276	Integramed America, Inc.(a)	10,208
4,590	Intersections, Inc.	47,415
2,733	Inventure Foods, Inc.(a)	10,959
5,990	ISTA Pharmaceuticals, Inc.(a)	22,463
4,197	Jones Soda Co.(a)	1,889
20,184	Keryx Biopharmaceuticals, Inc.(a) (b)	53,286
1,641	Kid Brands, Inc.(a)	4,874
7,365	KV Pharmaceutical Co., Class A(a) (b)	9,280
1,911	LCA-Vision, Inc.(a)	5,389
483	Learning Tree International, Inc.(a)	3,342
4,750	LECG Corp.(a)	26
2,513	Management Network Group, Inc.(a)	5,026
4,195	Mannatech, Inc.(a)	2,056
4,813	Marina Biotech, Inc.(a) (b)	739
1,287	MediciNova, Inc.(a) (b)	2,638
886	Medtox Scientific, Inc.(a)	12,439
7,915	MELA Sciences, Inc.(a) (b)	38,150
12,928	Merge Healthcare, Inc.(a)	69,940
13,314	Metropolitan Health Networks, Inc.(a)	96,393
2,604	Midas, Inc.(a)	22,030
2,844	Misonix, Inc.(a)	5,546
3,673	Multi-Color Corp.	96,306
3,244	Nanosphere, Inc.(a)	5,223
67	National Research Corp.	2,253
2,309	Natural Alternatives International, Inc.(a)	20,504
3,074	Nature's Sunshine Products, Inc.(a)	54,287
24,344	Neoprobe Corp.(a)	60,373
3,189	Neostem, Inc.(a) (b)	1,595
4,888	Neuralstem, Inc.(a) (b)	5,719
2,822	NeurogesX, Inc.(a)	2,596
3,837	Novabay Pharmaceuticals, Inc.(a)	4,106
532	NuPathe, Inc.(a)	1,181
628	Nutraceutical International Corp.(a)	7,348
3,711	Oculus Innovative Sciences, Inc.(a) (b)	5,789
24,014	Odyssey Marine Exploration, Inc.(a) (b)	61,236
6,125	Omega Protein Corp.(a)	51,634
8,390	On Assignment, Inc.(a)	87,424
1,195	OncoGenex Pharmaceutical, Inc.(a) (b)	14,244
4,887	Orchid Cellmark, Inc.(a)	13,097
1,998	Overhill Farms, Inc.(a)	7,952
3,408	Palatin Technologies, Inc.(a)	1,806
1,371	Parlux Fragrances, Inc.(a)	4,456
724	PDI, Inc.(a)	4,583
2,648	Perceptron, Inc.(a)	13,929
8,137	Peregrine Pharmaceuticals, Inc.(a) (b)	7,974
6,799	PharmAthene, Inc.(a) (b)	8,703
633	PhotoMedex, Inc.(a) (b)	9,837
1,590	Physicians Formula Holdings, Inc.(a)	5,613
4,271	Premier Exhibitions, Inc.(a)	7,432
2,745	Pressure BioSciences, Inc.(a)	1,523
3,233	PRGX Global, Inc.(a)	19,463
23,419	Princeton Review, Inc.(a)	1,991
3,860	ProPhase Labs, Inc.(a)	5,558
926	Providence Service Corp.(a)	10,843
563	Psychemedics Corp.	5,084
4,898	PURE Bioscience, Inc.(a) (b)	1,812
1,298	QC Holdings, Inc.	4,660
4,034	RadNet, Inc.(a)	9,722
11,614	Raptor Pharmaceutical Corp.(a)	64,109
2,800	Reed's, Inc.(a) (b)	3,612
4,417	Reliv International, Inc.	6,316
5,187	Repligen Corp.(a)	17,532
1,573	Repros Therapeutics, Inc.(a)	8,117
2,250	Response Genetics, Inc.(a) (b)	2,239
4,492	Rexahn Pharmaceuticals, Inc.(a) (b)	2,134
2,357	Rochester Medical Corp.(a)	16,853
2,681	Rockwell Medical Technologies, Inc.(a) (b)	20,242
1,694	Rocky Mountain Chocolate Factory, Inc.	14,653
10,775	Santarus, Inc.(a)	31,355
642	Schiff Nutrition International, Inc.(a)	7,633
5,647	Senomyx, Inc.(a)	21,797
1,811	SeraCare Life Sciences, Inc.(a)	5,179
3,368	Solta Medical, Inc.(a)	7,645
3,710	Somaxon Pharmaceuticals, Inc.(a) (b)	2,634
13,059	Spectranetics Corp.(a)	93,241
8,918	Staar Surgical Co.(a)	87,664
1,466	Standard Register Co.	3,489
2,128	StarTek, Inc.(a)	4,873
16,676	Stereotaxis, Inc.(a) (b)	17,176
3,790	Strategic Diagnostics, Inc.(a)	6,481
3,204	Sunesis Pharmaceuticals, Inc.(a) (b)	3,973
2,866	SunLink Health Systems, Inc.(a)	5,589
784	Synageva BioPharma Corp.(a)	13,696
1,800	Tengion, Inc.(a) (b)	828
1,539	Theragenics Corp.(a)	2,586
1,629	TranS1, Inc.(a)	2,688
2,950	Transcend Services, Inc.(a)	79,945
1,049	Transcept Pharmaceuticals, Inc.(a) (b)	7,312
1,313	Tree.com, Inc.(a)	7,222
568	United-Guardian, Inc.	8,406
1,016	Universal Security Instruments, Inc.(a)	5,425
4,864	US Physical Therapy, Inc.	95,675
325	Utah Medical Products, Inc.	8,918
1,412	Vascular Solutions, Inc.(a)	15,221
5,546	Vermillion, Inc.(a)	7,376
3,390	Versar, Inc.(a)	9,899
4,364	Vision-Sciences, Inc.(a) (b)	9,775
3,334	Willamette Valley Vineyards, Inc.(a)	10,002
10,495	XOMA Ltd. (Bermuda)(a) (b)	15,218
213	Young Innovations, Inc.	6,177
20,095	Zalicus, Inc.(a)	18,690
14,318	ZIOPHARM Oncology, Inc.(a) (b)	74,454
		4,472,194

	Diversified - 0.8%
494	OBA Financial Services, Inc.(a)	7,163
9,034	Primoris Services Corp.	128,463
2,032	Resource America, Inc., Class A	10,038
		145,664

	Energy - 5.4%
2,911	Arabian American Development Co.(a)	18,281
4,227	Ascent Solar Technologies, Inc.(a)	2,959
2,368	Barnwell Industries, Inc.(a)	7,814
3,775	Blue Dolphin Energy Co.(a) (b)	15,062
1,549	Bolt Technology Corp.	17,891
4,018	C&J Energy Services, Inc.(a) (b)	78,914
13,411	Callon Petroleum Co.(a)	72,017
1,888	CREDO Petroleum Corp.(a)	17,049
4,227	Crimson Exploration, Inc.(a)	12,258
1,645	Double Eagle Petroleum Co.(a)	11,778
11,464	Endeavour International Corp.(a) (b)	79,216
2,315	Evergreen Energy, Inc.(a) (b)	787
2,274	Evolution Petroleum Corp.(a)	16,600
12,449	Flotek Industries, Inc.(a)	113,410
1,947	Geokinetics, Inc.(a)	4,945
1,980	HKN, Inc.(a)	5,188
200	Isramco, Inc.(a) (b)	16,348
4,680	KiOR, Inc., Class A(a) (b)	82,274
1,592	Lucas Energy, Inc.(a) (b)	3,375
3,811	Magellan Petroleum Corp.(a)	4,306
1,118	Mexco Energy Corp.(a)	7,815
1,401	Natural Gas Services Group, Inc.(a)	19,208
1,107	Ocean Power Technologies, Inc.(a) (b)	4,063
155	Ocean Rig UDW, Inc. (Marshall Islands)(a) (b)	1,936
1,323	Panhandle Oil and Gas, Inc., Class A	44,625
1,592	PostRock Energy Corp.(a)	4,442
302	PrimeEnergy Corp.(a)	6,097
1,969	Pyramid Oil Co.(a)	7,482
537	Quantum Fuel Systems Technologies Worldwide, Inc.(a) (b)	687
4,888	RAM Energy Resources, Inc.(a)	4,937
271	REX American Resources Corp.(a)	4,981
2,593	Royale Energy, Inc.(a) (b)	9,957
4,819	SunCoke Energy, Inc.(a)	55,611
14,861	Syntroleum Corp.(a)	14,712
1,475	TGC Industries, Inc.(a)	11,874
9,424	Toreador Resources Corp.(a)	36,377
9,295	Tri-Valley Corp.(a) (b)	1,674
1,933	Union Drilling, Inc.(a)	14,150
6,597	US Energy Corp.(a)	17,878
7,175	Verenium Corp.(a)	19,014
13,916	Voyager Oil & Gas, Inc.(a) (b)	35,486
2,122	Westmoreland Coal Co.(a)	21,751
8,463	Zion Oil & Gas, Inc.(a) (b)	22,258
		947,487

	Financial - 28.1%
3,423	21st Century Holding Co.(a)	9,516
1,314	Access National Corp.	11,905
7,047	Agree Realty Corp., REIT	171,876
362	Alliance Financial Corp.	10,730
992	American National Bankshares, Inc.	18,402
2,250	American River Bankshares(a)	10,665
348	American Safety Insurance Holdings Ltd. (Bermuda)(a)	7,656
2,502	Ameris Bancorp(a)	25,020
4,216	AmeriServ Financial, Inc.(a)	8,474
3,233	Ampal American Israel Corp., Class A(a)	1,164
11,629	Apollo Residential Mortgage, Inc.(a)	171,528
4,718	Arlington Asset Investment Corp., Class A	94,077
724	Asta Funding, Inc.	6,002
713	Auburn National Bancorporation, Inc.(b)	13,904
20,643	Bancorp, Inc.(a)	165,144
2,745	BancTrust Financial Group, Inc.(a) (b)	4,749
431	Bank of Kentucky Financial Corp.	9,120
224	Bank of Marin Bancorp	8,270
847	BankAtlantic Bancorp, Inc., Class A(a)	2,989
9,188	Banner Corp.	148,662
702	Bar Harbor Bankshares	20,154
8,038	Berkshire Hills Bancorp, Inc.	160,117
929	Bridge Bancorp, Inc.	17,939
3,445	Brooklyn Federal Bancorp, Inc.(a) (b)	2,928
926	Bryn Mawr Bank Corp.	17,140
302	C&F Financial Corp.	6,810
2,593	Camco Financial Corp.(a)	3,578
1,719	Cape Bancorp, Inc.(a)	12,549
18,645	Capital Bank Corp.(a)	36,731
5,175	Capitol Bancorp Ltd.(a) (b)	285
1,615	Cascade Bancorp(a)	6,638
1,097	Center Bancorp, Inc.	10,926
7,634	Center Financial Corp.(a)	56,263
3,922	Centerstate Banks, Inc.	22,120
1,419	Central Valley Community Bancorp(a)	8,372
4,417	Centrue Financial Corp.(a) (b)	1,409
292	Century Bancorp, Inc., Class A	8,161
1,464	CFS Bancorp, Inc.	6,368
1,142	Chatham Lodging Trust, REIT	12,231
1,382	Chicopee Bancorp, Inc.(a)	19,348
1,346	CIFC Corp.(a)	7,524
1,824	Citizens & Northern Corp.	31,026
1,049	Citizens Holding Co.	18,735
948	Citizens South Banking Corp.	3,583
2,098	CNB Financial Corp.(b)	33,148
1,097	Codorus Valley Bancorp, Inc.	9,292
33,908	Cogdell Spencer, Inc., REIT	127,155
1,557	Colony Bankcorp, Inc.(a) (b)	3,425
4,626	Commonwealth Bankshares, Inc.(a)	23
5,834	Crescent Financial Bancshares, Inc.(a)	25,728
846	Diamond Hill Investment Group, Inc.	63,771
926	Eagle Bancorp, Inc.(a)	13,742
969	Eastern Insurance Holdings, Inc.	13,188
11,992	Eastern Virginia Bankshares, Inc.(a)	24,584
1,674	Edelman Financial Group, Inc.	11,383
1,419	Encore Bancshares, Inc.(a)	17,120
633	Enterprise Bancorp, Inc.	9,141
1,404	Enterprise Financial Services Corp.	20,274
1,138	ESB Financial Corp.	15,317
1,060	Evans Bancorp, Inc.	12,731
3,500	Farmers Capital Bank Corp.(a)	15,015
1,254	Federal Agricultural Mortgage Corp., Class C	21,305
2,647	Financial Institutions, Inc.	44,073
4,503	First Acceptance Corp.(a)	5,269
1,036	First BanCorp (Puerto Rico)(a) (b)	3,626
1,824	First Bancorp, Inc.	26,484
3,901	First California Financial Group, Inc.(a)	12,054
1,335	First Capital Bancorp, Inc.(a)	2,937
1,579	First Citizens Banc Corp.	6,332
7,310	First Connecticut Bancorp(b)	92,472
1,176	First Defiance Financial Corp.	17,158
4,440	First Federal Bancshares of Arkansas, Inc.(a) (b)	22,111
10,607	First Financial Northwest, Inc.(a) (b)	59,930
2,570	First M&F Corp.	7,659
561	First Security Group, Inc.(a)	774
2,639	First South Bancorp, Inc.(a) (b)	9,580
2,313	First United Corp.(a)	7,193
3,357	Firstbank Corp.	17,121
783	Firstcity Financial Corp.(a)	5,473
2,475	Franklin Financial Corp.(a)	27,076
1,265	German American Bancorp, Inc.(b)	22,745
5,062	Guaranty Bancorp(a)	7,087
886	Hallmark Financial Services(a)	7,044
1,501	Hampden Bancorp, Inc.	17,352
89,338	Hanmi Financial Corp.(a)	78,206
527	Harleysville Savings Financial Corp.	7,631
3,482	Harris & Harris Group, Inc.(a)	12,466
559	Hawthorn Bancshares, Inc.	3,477
2,593	Heritage Commerce Corp.(a)	12,965
757	Heritage Financial Corp.	9,341
756	Heritage Financial Group, Inc.	8,271
7,130	Heritage Oaks Bancorp(a)	24,028
5,532	HF Financial Corp.	53,384
9,145	HFF, Inc., Class A(a)	102,607
1,368	HMN Financial, Inc.(a)	2,394
628	Home Bancorp, Inc.(a)	9,552
2,374	Homeowners Choice, Inc.	18,921
6,146	HopFed Bancorp, Inc.	37,429
1,532	Imperial Holdings, Inc.(a)	2,895
27,837	Independent Bank Corp.(a) (b)	38,972
5,508	INTL FCStone, Inc.(a)	137,094
590	Investors Title Co.	21,600
4,141	Ladenburg Thalmann Financial Services, Inc.(a)	9,731
2,944	LNB Bancorp, Inc.	13,012
3,291	Macatawa Bank Corp.(a)	7,240
7,327	Main Street Capital Corp.	142,950
2,456	MainSource Financial Group, Inc.	20,336
502	Marlin Business Services Corp.	6,526
3,310	MBT Financial Corp.(a) (b)	3,740
2,537	Mercantile Bancorp, Inc.(a) (b)	634
1,173	Mercantile Bank Corp.(a)	11,038
450	Merchants Bancshares, Inc.	12,915
1,689	Merriman Holdings, Inc.(a)	1,182
2,206	Metro Bancorp, Inc.(a)	18,685
599	MicroFinancial, Inc.	3,474
428	Middleburg Financial Corp.	6,240
1,390	MidSouth Bancorp, Inc.	17,736
3,478	Monarch Community Bancorp, Inc.(a)	4,087
1,207	Monarch Financial Holdings, Inc.	9,053
6,320	MPG Office Trust, Inc., REIT(a)	13,082
1,261	MutualFirst Financial, Inc.	8,852
783	National Bankshares, Inc.(b)	21,415
1,027	New England Bancshares, Inc.	9,839
970	New Hampshire Thrift Bancshares, Inc.	10,874
1,475	NewBridge Bancorp(a)	5,458
595	North Valley Bancorp(a)	5,825
2,467	Northeast Community Bancorp, Inc.	14,432
2,745	Northern States Financial Corp.(a)	2,790
513	Northrim BanCorp, Inc.	9,388
601	Norwood Financial Corp.	14,574
895	OceanFirst Financial Corp.	11,626
1,634	Old Point Financial Corp.	16,013
5,433	Old Second Bancorp, Inc.(a) (b)	6,791
745	OmniAmerican Bancorp, Inc.(a)	11,026
1,277	One Liberty Properties, Inc., REIT	20,777
1,879	Oneida Financial Corp.	17,155
5,010	Oppenheimer Holdings, Inc., Class A	77,455
2,335	Pacific Continental Corp.	22,112
1,835	Pacific Mercantile Bancorp(a)	5,432
1,025	Pacific Premier Bancorp, Inc.(a)	6,755
1,901	Park Sterling Corp.(a)	7,395
1,209	Parkvale Financial Corp.	27,964
3,871	Patriot National Bancorp, Inc.(a) (b)	7,161
1,645	Peapack Gladstone Financial Corp.	17,075
461	Penns Woods Bancorp, Inc.	17,679
1,060	Peoples Bancorp, Inc.	13,642
1,313	Peoples Financial Corp.	13,406
1,251	Porter Bancorp, Inc.	2,690
1,020	Preferred Bank(a)	7,701
1,346	Primus Guaranty Ltd. (Bermuda)(a)	7,861
5,429	Princeton National Bancorp, Inc.(a) (b)	9,501
1,868	Provident Financial Holdings, Inc.	17,223
2,456	Prudential Bancorp, Inc. of Pennsylvania	12,133
2,217	Pulaski Financial Corp.(b)	15,053
4,428	PVF Capital Corp.(a)	6,996
1,206	QCR Holdings, Inc.	10,830
19,661	Republic First Bancorp, Inc.(a)	27,525
30,630	Resource Capital Corp., REIT	163,258
3,957	Riverview Bancorp, Inc.(a)	8,626
2,098	Rurban Financial Corp.(a)	6,462
546	Savannah Bancorp, Inc.(a)	2,916
4,599	Seacoast Banking Corp. of Florida(a)	6,853
1,868	Shore Bancshares, Inc.	10,965
1,162	Sierra Bancorp	11,748
5,472	Southern Community Financial Corp.(a)	5,855
771	Southern National Bancorp of Virginia, Inc.(a)	4,772
6,410	Southwest Bancorp, Inc.(a)	31,601
3,142	Summit Financial Group, Inc.(a)	7,635
10,517	Summit Hotel Properties, Inc., REIT	88,553
2,032	Sun Bancorp, Inc.(a)	5,243
23,966	Susquehanna Bancshares, Inc.	189,811
520	Teche Holding Co.	17,753
3,642	Territorial Bancorp, Inc.	71,747
1,763	Timberland Bancorp, Inc.(a)	6,981
2,770	Tower Bancorp, Inc.	75,593
1,966	United Security Bancshares(a)	4,482
1,933	United Security Bancshares, Inc.(b)	9,762
1,049	Unity Bancorp, Inc.(a)	6,588
689	Universal Insurance Holdings, Inc.	2,384
2,482	US Global Investors, Inc., Class A	17,051
1,314	Virtus Investment Partners, Inc.(a)	99,719
914	VIST Financial Corp.	5,968
1,464	Waterstone Financial, Inc.(a)	3,484
1,730	West Bancorporation, Inc.	16,695
12,301	West Coast Bancorp(a)	199,891
18,274	Winthrop Realty Trust, REIT	170,679
4,450	Yadkin Valley Financial Corp.(a)	7,343
		4,912,416

	Industrial - 10.5%
15,466	Active Power, Inc.(a)	10,826
981	ADA-ES, Inc.(a) (b)	20,140
1,922	Aerosonic Corp.(a)	5,901
794	Air T, Inc.	6,757
5,076	Allied Defense Group, Inc.(a)	15,989
2,297	Appliance Recycling Centers of America, Inc.(a)	11,531
610	Argan, Inc.	8,540
3,520	Arotech Corp.(a)	4,330
1,075	Art's-Way Manufacturing Co., Inc.	6,450
4,023	Baldwin Technology Co., Inc., Class A(a)	1,935
1,972	Ballantyne Strong, Inc.(a)	7,415
863	Breeze-Eastern Corp.(a)	7,758
1,857	CAI International, Inc.(a)	28,486
5,301	Casella Waste Systems, Inc., Class A(a)	32,972
749	Chase Corp.(b)	9,310
621	Clean Diesel Technologies, Inc.(a) (b)	1,720
1,260	Coleman Cable, Inc.(a)	11,113
512	DDi Corp.	4,613
4,994	Digital Ally, Inc.(a)	3,621
5,175	DRI Corp.(a)	1,565
4,253	DXP Enterprises, Inc.(a)	128,653
336	Eastern Co.	6,576
1,108	Ecology and Environment, Inc., Class A	18,404
1,368	EDAC Technologies Corp.(a)	12,640
3,163	ENGlobal Corp.(a)	6,832
2,872	Evergreen Solar, Inc.(a)	115
4,162	Flanders Corp.(a)	12,902
2,648	Flow International Corp.(a)	6,938
1,075	Frequency Electronics, Inc.(a)	8,116
2,151	Frozen Food Express Industries(a)	3,011
2,493	Giga-tronics, Inc.(a)	3,914
1,667	GP Strategies Corp.(a)	21,754
745	Heritage-Crystal Clean, Inc.(a)	12,330
827	Hurco Cos., Inc.(a)	19,625
4,835	ICOP Digital, Inc.(a)	39
4,853	Identive Group, Inc.(a) (b)	9,415
2,888	IEC Electronics Corp.(a)	15,884
1,075	Image Sensing Systems, Inc.(a)	6,568
1,016	Innovative Solutions & Support, Inc.(a)	4,054
2,972	Insignia Systems, Inc.	6,538
1,689	Insteel Industries, Inc.	17,616
3,871	Integrated Electrical Services, Inc.(a) (b)	9,794
4,397	Intellicheck Mobilisa, Inc.(a)	3,957
1,324	IntriCon Corp.(a)	8,421
3,922	Iteris, Inc.(a)	5,059
4,265	Kadant, Inc.(a)	87,177
22,194	Kratos Defense & Security Solutions, Inc.(a)	110,970
4,492	KSW, Inc.	14,285
3,901	LeCroy Corp.(a)	35,304
3,423	Lime Energy Co.(a)	10,817
4,920	LoJack Corp.(a)	11,316
5,400	LRAD Corp.(a)	9,612
661	LS Starrett Co., Class A	8,157
4,130	LSI Industries, Inc.	26,804
1,313	Lydall, Inc.(a)	11,817
5,131	Magnetek, Inc.(a)	4,567
2,670	Meade Instruments Corp.(a)	8,944
3,253	Measurement Specialties, Inc.(a)	92,808
679	Mesa Laboratories, Inc.	27,798
1,535	Met-Pro Corp.	13,861
1,442	Mfri, Inc.(a)	9,301
1,064	MOCON, Inc.	17,524
4,151	Nanophase Technologies Corp.(a)	1,889
3,099	NAPCO Security Technologies, Inc.(a)	6,818
6,569	NCI Building Systems, Inc.(a)	61,223
5,062	Nexxus Lighting, Inc.(a) (b)	6,176
3,833	NN, Inc.(a)	25,259
2,537	N-Viro International Corp.(a) (b)	4,059
373	Omega Flex, Inc.(a)	5,024
1,741	Orbit International Corp.(a)	6,616
2,604	Orion Energy Systems, Inc.(a)	7,552
450	Park-Ohio Holdings Corp.(a)	8,730
2,593	Patrick Industries, Inc.(a)	7,027
8,443	Perma-Fix Environmental Services(a)	13,087
1,368	PMFG, Inc.(a)	31,710
6,241	PowerSecure International, Inc.(a) (b)	39,630
3,189	Pro-DEX, Inc.(a)	7,749
439	Providence and Worcester Railroad Co.	5,272
3,944	Purecycle Corp.(a)	7,415
1,125	Quality Distribution, Inc.(a)	11,363
2,297	Reddy Ice Holdings, Inc.(a)	1,103
2,955	Research Frontiers, Inc.(a) (b)	11,199
48,519	Satcon Technology Corp.(a) (b)	36,870
513	SIFCO Industries, Inc.	9,957
3,826	Smith-Midland Corp.(a) (b)	5,586
1,087	SRS Labs, Inc.(a)	7,011
18,130	Stoneridge, Inc.(a)	149,029
3,200	Superconductor Technologies, Inc.(a) (b)	4,480
694	Sutron Corp.(a)	3,574
1,419	Synalloy Corp.	14,900
3,957	Tii Network Technologies, Inc.(a)	5,579
1,535	Trailer Bridge, Inc.(a) (b)	192
3,244	TRC Cos., Inc.(a)	16,220
2,452	Twin Disc, Inc.	103,965
3,244	Ultralife Corp.(a)	14,760
1,667	Universal Power Group, Inc.(a)	2,717
4,887	UQM Technologies, Inc.(a)	7,526
2,184	US Home Systems, Inc.	13,759
975	USA Truck, Inc.(a)	8,785
2,206	Vicon Industries, Inc.(a)	7,445
1,335	Video Display Corp.(a)	6,368
461	VSE Corp.	12,027
2,151	WCA Waste Corp.(a)	10,561
2,320	Wells-Gardner Electronics Corp.(a)	4,594
3,243	Westinghouse Solar, Inc.(a) (b)	1,881
801	Willis Lease Finance Corp.(a)	9,324
1,486	WSI Industries, Inc.	8,024
1,976	X-Rite, Inc.(a)	9,485
2,239	Zygo Corp.(a)	36,563
		1,831,272

	Technology - 8.0%
2,065	Acorn Energy, Inc.	11,172
2,756	American Software, Inc., Class A	23,261
1,006	Amtech Systems, Inc.(a)	9,134
2,722	Analysts International Corp.(a)	13,311
724	Astro-Med, Inc.	5,785
24,885	Axcelis Technologies, Inc.(a)	31,604
9,140	AXT, Inc.(a)	38,479
6,638	Callidus Software, Inc.(a) (b)	33,987
852	Computer Task Group, Inc.(a)	11,110
2,368	Concurrent Computer Corp.(a)	7,696
2,010	CSP, Inc.(a)	7,035
1,987	Daegis, Inc.(a)	3,577
1,486	Data I/O Corp.(a)	5,201
5,054	Datalink Corp.(a)	39,017
3,379	Dataram Corp.(a)	3,987
2,329	Digimarc Corp.(a)	60,531
5,142	Dot Hill Systems Corp.(a)	6,890
1,689	Dynamics Research Corp.(a)	16,468
2,480	EasyLink Services International Corp., Class A(a)	10,540
17,021	Emcore Corp.(a)	16,170
3,255	Eon Communications Corp.(a)	3,320
7,639	FSI International, Inc.(a)	19,861
385	Geeknet, Inc.(a)	7,877
3,048	GigOptix, Inc.(a)	4,663
15,594	Glu Mobile, Inc.(a) (b)	48,185
3,860	GSE Systems, Inc.(a)	7,643
5,900	GSI Technology, Inc.(a)	28,910
9,146	Hutchinson Technology, Inc.(a) (b)	14,542
3,000	Icad, Inc.(a)	1,830
10,019	Immersion Corp.(a)	60,915
4,637	inContact, Inc.(a)	20,403
4,532	Innodata Isogen, Inc.(a)	16,089
8,716	Integrated Silicon Solution, Inc.(a)	81,320
3,572	Interphase Corp.(a)	16,003
1,965	INX, Inc.(a)	16,958
16,223	Magma Design Automation, Inc.(a)	92,796
2,648	Market Leader, Inc.(a)	7,255
1,868	Mattersight Corp.(a)	8,724
12,174	Mattson Technology, Inc.(a) (b)	14,365
13,647	Mindspeed Technologies, Inc.(a)	70,282
5,391	Mitek Systems, Inc.(a) (b)	39,516
3,000	MoSys, Inc.(a)	9,390
5,755	Nanometrics, Inc.(a)	94,785
1,861	Netlist, Inc.(a)	5,341
3,860	Overland Storage, Inc.(a)	8,338
2,173	PAR Technology Corp.(a)	8,583
2,184	Pervasive Software, Inc.(a)	13,628
4,503	Planar Systems, Inc.(a)	9,096
3,023	PLX Technology, Inc.(a)	9,341
2,283	Qualstar Corp.(a)	4,269
10,268	QuickLogic Corp.(a) (b)	23,411
2,128	RadiSys Corp.(a)	9,235
3,175	Rainmaker Systems, Inc.(a)	1,749
5,721	Richardson Electronics Ltd.	70,769
1,298	Rimage Corp.	14,693
5,968	Rudolph Technologies, Inc.(a)	46,908
1,704	Scientific Learning Corp.(a)	4,993
2,537	SmartPros Ltd.	4,567
5,084	Streamline Health Solutions, Inc.(a) (b)	7,372
2,423	Tier Technologies, Inc.(a)	8,408
771	Transact Technologies, Inc.(a)	4,765
7,226	Ultra Clean Holdings(a)	40,827
1,335	Versant Corp.(a)	14,685
788	Vitesse Semiconductor Corp.(a)	1,781
18,993	Wave Systems Corp., Class A(a) (b)	42,734
4,972	Wireless Ronin Technologies, Inc.(a)	5,668
2,054	XATA Corp.(a)	2,876
		1,404,624

	Utilities - 0.7%
948	Artesian Resources Corp., Class A	17,538
524	Delta Natural Gas Co., Inc.	17,496
445	Gas Natural, Inc.	4,850
722	Pennichuck Corp.	20,844
1,092	RGC Resources, Inc.	20,060
4,950	Synthesis Energy Systems, Inc.(a) (b)	6,881
5,157	US Geothermal, Inc.(a) (b)	2,192
1,846	York Water Co.	33,099
		122,960

	Total Common Stocks - 99.8%
	(Cost $22,004,719)	17,471,420

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 12.3%
2,148,461	BNY Mellon Securities Lending Overnight Fund, 0.1250%(d) (e)	2,148,461
	(Cost $2,148,461)

	Total Investments - 112.1%
	(Cost $24,153,180)	19,619,881
	Liabilities in excess of Other Assets - (12.1%)	(2,122,971)
	Net Assets - 100.0%	$ 17,496,910

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2011.
(c)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $– which represents 0.0% of net assets.
(d)	At November 30, 2011, the total market value of the Fund's securities on loan was $1,958,110 and the total market value of the collateral held by the Fund was $2,148,461.
(e)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation**
United States	99.4%
Canada	0.4%
Bermuda	0.2%
Puerto Rico	0.0%*
Marshall Islands	0.0%*
* Less than 0.1%.
** Subject to change daily and percentages are based on long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2011.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 24,221,502	$ 1,208,697	$ (5,810,318)	$ (4,601,621)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2011:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$469	$-	$-		$469
Communications	1,350	-	-		1,350
Consumer, Cyclical	1,815	-	-	†	1,815
Consumer, Non-cyclical	4,472	-	-		4,472
Diversified	146	-	-		146
Energy	948	-	-		948
Financial	4,913	-	-		4,913
Industrial	1,815	16	-		1,831
Technology	1,405	-	-		1,405
Utilities	123	-	-		123
Investments of Collateral for Securities on Loaned	2,148	-	-		2,148
Total	$19,604	$16	$-	†	$19,620

The Fund had a transfer from Level 1 to Level 2 of $15,989 as a result of Allied Defense Group, Inc. shares being halted on the principal exchange due to the company's plan of liquidation.

The fair value estimate for Universal Travel Group was determined in good faith by the Pricing Committee pursuant to the
Valuation Procedures established by management and approved by the Board of Trustees. There were various factors considered in reaching the fair value determination including, but not limited to, the following: the type of security, public information obtained from the issuer and public information obtained from the primary stock exchange on which the security trades.

The following table presents the activity of the Wilshire Micro-Cap ETF's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended November 30, 2011.

Level 3 Holdings	Securities
Beginning Balance at 8/31/11	$-	†
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 11/30/11	$-	†

† Market value is less than minimum figure disclosed.

WREI Wilshire US REIT ETF
Portfolio of Investments
November 30, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 99.3%
	Financial - 99.3%
949	Acadia Realty Trust, REIT	$18,581
61	Alexander's, Inc., REIT	24,193
1,359	Alexandria Real Estate Equities, Inc., REIT	89,096
756	American Assets Trust, Inc., REIT	15,604
1,606	American Campus Communities, Inc., REIT	63,180
2,791	Apartment Investment & Management Co., Class A, REIT	60,788
1,549	Ashford Hospitality Trust, Inc., REIT	12,330
975	Associated Estates Realty Corp., REIT	15,737
2,171	AvalonBay Communities, Inc., REIT	271,049
3,551	BioMed Realty Trust, Inc., REIT	63,243
3,391	Boston Properties, Inc., REIT	323,434
3,096	Brandywine Realty Trust, REIT	26,966
1,726	BRE Properties, Inc., REIT	83,987
1,643	Camden Property Trust, REIT	94,850
707	Campus Crest Communities, Inc., REIT	7,127
3,255	CBL & Associates Properties, Inc., REIT	46,514
1,345	Cedar Shopping Centers, Inc., REIT	4,492
558	Chesapeake Lodging Trust, REIT	8,872
2,004	Colonial Properties Trust, REIT	39,759
1,937	CommonWealth, REIT	32,425
424	Coresite Realty Corp., REIT	7,102
1,628	Corporate Office Properties Trust, REIT	33,944
2,241	Cousins Properties, Inc., REIT	13,334
2,764	Cubesmart, REIT	27,557
5,685	DCT Industrial Trust, Inc., REIT	27,345
5,107	Ddr Corp., REIT	59,701
3,864	DiamondRock Hospitality Co., REIT	33,926
2,295	Digital Realty Trust, Inc., REIT(a)	145,733
2,711	Douglas Emmett, Inc., REIT	48,744
5,838	Duke Realty Corp., REIT	67,721
1,442	DuPont Fabros Technology, Inc., REIT	32,488
634	EastGroup Properties, Inc., REIT	26,989
2,060	Education Realty Trust, Inc., REIT	19,199
899	Equity Lifestyle Properties, Inc., REIT	55,585
1,474	Equity One, Inc., REIT	24,631
6,846	Equity Residential, REIT	377,831
781	Essex Property Trust, Inc., REIT	103,756
2,184	Extra Space Storage, Inc., REIT	52,634
1,219	Federal Realty Investment Trust, REIT	107,796
3,018	FelCor Lodging Trust, Inc., REIT(b)	7,937
1,831	First Industrial Realty Trust, Inc., REIT(b)	17,395
1,174	First Potomac Realty Trust, REIT	14,945
1,746	Franklin Street Properties Corp., REIT	19,049
9,823	General Growth Properties, Inc., REIT	138,308
2,517	Glimcher Realty Trust, REIT	21,898
814	Government Properties Income Trust, REIT	17,705
9,403	HCP, Inc., REIT	363,426
4,097	Health Care REIT, Inc., REIT	205,546
1,795	Healthcare Realty Trust, Inc., REIT	31,628
3,565	Hersha Hospitality Trust, REIT	15,330
1,622	Highwoods Properties, Inc., REIT	46,778
1,110	Home Properties, Inc., REIT	61,017
2,850	Hospitality Properties Trust, REIT	62,786
16,305	Host Hotels & Resorts, Inc., REIT	230,716
614	Hudson Pacific Properties, Inc., REIT	7,884
2,050	Inland Real Estate Corp., REIT	15,211
1,873	Investors Real Estate Trust, REIT	13,148
1,337	Kilroy Realty Corp., REIT	48,252
8,834	Kimco Realty Corp., REIT	139,312
1,489	Kite Realty Group Trust, REIT	6,284
1,978	LaSalle Hotel Properties, REIT	46,305
2,673	Liberty Property Trust, REIT	79,682
3,046	Macerich Co., REIT	152,605
2,010	Mack-Cali Realty Corp., REIT	51,215
858	MID-America Apartment Communities, Inc., REIT	49,181
850	Monmouth Real Estate Investment Corp., Class A, REIT	7,216
528	National Health Investors, Inc., REIT	22,340
531	Parkway Properties, Inc., REIT	5,368
1,135	Pebblebrook Hotel Trust, REIT	21,020
1,305	Pennsylvania Real Estate Investment Trust, REIT	12,176
3,991	Piedmont Office Realty Trust, Inc., Class A, REIT(a)	66,410
1,165	Post Properties, Inc., REIT	46,588
10,600	ProLogis, Inc., REIT	294,892
448	PS Business Parks, Inc., REIT	23,610
3,272	Public Storage, REIT	431,577
849	Ramco-Gershenson Properties Trust, REIT	7,208
2,076	Regency Centers Corp., REIT	77,144
655	RLJ Lodging Trust, REIT	10,480
339	Saul Centers, Inc., REIT	11,834
3,541	Senior Housing Properties Trust, REIT	77,583
6,781	Simon Property Group, Inc., REIT	843,150
1,973	SL Green Realty Corp., REIT	129,902
644	Sovran Self Storage, Inc., REIT	26,816
4,315	Strategic Hotels & Resorts, Inc., REIT(b)	21,661
661	Summit Hotel Properties, Inc., REIT	5,566
475	Sun Communities, Inc., REIT	16,977
2,779	Sunstone Hotel Investors, Inc., REIT(b)	21,176
1,984	Tanger Factory Outlet Centers, REIT	56,246
1,257	Taubman Centers, Inc., REIT	78,349
5,059	UDR, Inc., REIT	118,886
279	Universal Health Realty Income Trust, REIT	10,298
398	Urstadt Biddle Properties, Inc., Class A, REIT	6,714
6,583	Ventas, Inc., REIT	347,319
4,259	Vornado Realty Trust, REIT	317,083
1,524	Washington Real Estate Investment Trust, REIT	41,468
2,789	Weingarten Realty Investors, REIT	57,704
	(Cost $7,806,945)	7,646,547

	Exchange Traded Fund - 0.7%
860	Vanguard REIT ETF	48,100
	(Cost $45,527)

	Total Long-Term Investments - 100.0%
	(Cost $7,852,472)	7,694,647

	Investments of Collateral for Securities Loaned - 2.6%
202,254	BNY Mellon Securities Lending Overnight Fund, 0.125%(c) (d)	202,254
	(Cost $202,254)

	Total Investments - 102.6%
	(Cost $8,054,726)	7,896,901
	Liabilities in excess of Other Assets - (2.6%)	(197,760)
	Net Assets - 100.0%	$ 7,699,141

REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at November 30, 2011.
(b)	Non-income producing security.
(c)	At November 30, 2011, the total market value of the Fund's securities on loan was $197,944 and the total market value of the collateral held by the Fund was $202,254.
(d)	Interest rate shown reflects yield as of November 30, 2011.

Securities are classified by sectors that represent broad groupings of releated industries.

See previously submitted notes to financial statements for the period ended August 31, 2011.

Country Allocation*
United States	100.0%
* Subject to change daily. Based on long-term investments.

At November 30, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 7,984,196	$ 439,383	$ (526,678)	$ (87,295)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market, for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$7,647	$-	$-	$7,647
Exchange Traded Fund	48	-	-	48
Investments of Collateral for Securities Loaned	202	-	-	202
Total	$7,897	$-	$-	$7,897

There were no transfers between levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	January 27, 2012

By:	/s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 27, 2012